         --------------------------------------------------------------
                                  SMITH BARNEY
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
         --------------------------------------------------------------

          SPECIAL DISCIPLINE SERIES | ANNUAL REPORT | DECEMBER 31, 2001

                               [LOGO] Smith Barney
                                      Mutual Funds

                Your Serious Money. Professionbally Managed.(SM)

         --------------------------------------------------------------
             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
         --------------------------------------------------------------

       [PHOTO OMITTED]            [PHOTO OMITTED]            [PHOTO OMITTED]

       HEATH                      SANDIP A.                  JOHN
       MCLENDON                   BHAGAT, CFA                LAU

       Chairman                   Vice President and         Investment Officer
                                  Investment Officer

Dear Shareholder:

We are pleased to present the annual report for the Smith Barney S&P 500 Index Fund ("Fund") for the year ended December 31, 2001. In this report, we highlight the economic environment over this period and discuss investment performance and strategy in the context of prevailing market conditions. We hope you find this report to be useful and informative.

Market Overview

The performance of the U.S. equity market in 2001 reflected a tug-of-war between the pessimism of an unfolding recession on one hand and the optimism for a quick recovery based on substantial monetary and fiscal stimulus on the other.

Aggressive reductions in short-term interest rates by the U.S. Federal Reserve Board ("Fed") sparked a rally in the stock market both in January and April, but then a slew of downward earnings revisions sent stock prices sharply lower in February, March and May. The U.S. stock market got off to a good start in January, as the Fed lowered its target for the federal funds rate ("fed funds rate")(1) by 50 basis points(2) each on two separate occasions.

A barrage of earnings disappointments and profit warnings, especially from the technology sector, hit the stock market hard later in the first quarter. Despite more interest rate cuts, U.S. stocks continued their steep slide in the first half of 2001. A compression of P/E ratios further compounded stock market woes as investors grew increasingly skeptical of sustainable profit growth in the future.

----------
(1) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2)   A basis point is 0.01% or one one-hundredth of a percent.


1   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

The second half of the year got off to a slow start on the heels of a generally negative earnings season and further lack of short-term earning visibility. The remainder of the year proved to be quite eventful, as the market experienced significant volatility from exogenous forces related to terrorism and endogenous influences triggered by policy decisions.

Consumer confidence measures took a sharp dip in August and began to cast doubts on the viability of continued robust consumer spending. The devastating terrorist attacks on September 11th then triggered an even steeper decline in the consumer sentiment index, tipped the U.S. economy firmly into a recession, and sent the stock market sharply lower.

U.S. stock prices rebounded to above pre-September 11th levels during the fourth quarter on growing hope that the monetary and fiscal stimulus would gain traction in the near future. A combination of rising equity prices, still declining profits, and falling bond prices have restored greater balance between stock and bond valuations.

The remedy to the stock market ailments seemed to appear in the form of more interest rate cuts and an aggressive stimulative policy response in the form of increased government spending. 475 basis points of easing (i.e reductions) over 11 interest rate cuts in 2001 quickly and aggressively moved monetary policy from a restrictive stance to a strongly accommodative stance.

Large cap stocks underperformed small cap stocks in 2001, while growth and value stocks within the Standard & Poor's 500 Index ("S&P 500")(3) both performed poorly. During the twelve months of 2001, the S&P 500 had a return of negative 11.88% while the Russell 2000 Index(4) produced a return of 2.49%. The Standard & Poor's 500 Barra Value Index(5) ("S&P 500 Barra Value") declined by a negative 11.71% and was slightly ahead of the Standard & Poor's 500 Barra Growth Index ("S&P 500 Barra Growth")(6) return of negative 12.73%.

----------
(3) The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(4) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
(5) The S&P 500 Barra Value is a capitalization-weighted index composed of stocks of the S&P 500 with higher book-to-price ratios relative to the S&P 500 as a whole. Please note that an investor cannot invest directly in an index.
(6) The S&P 500 Barra Growth is a capitalization-weighted index composed of stocks of the S&P 500 with lower book-to-price ratios relative to the S&P 500 as a whole. Please note that an investor cannot invest directly in an index.

2   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

Investment Strategy and Performance

The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the S&P 500. The S&P 500 is an unmanaged, market-value-weighted index that consists of 500 stocks chosen for market capitalization, liquidity, and industry group representation. The Fund matches the composition of the S&P 500 and owns the constituent index stocks at the appropriate index weight. The Fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.

The Fund performed in line with the S&P 500 after taking into account the impact of trading costs, fees and expenses. For the year ended December 31, 2001, Smith Barney Shares of the Fund returned negative 12.37%. In comparison, the S&P 500 returned negative 11.88% for the same period.

Market Outlook

The U.S. economy has shown little growth since March and is currently in a mild recession. The combination of the ongoing cyclical correction/restructuring/ downsizing in the technology and telecommunications sectors and the lingering effects of the September 11th terrorist attacks are the major negative influences on the economy.

On the other hand, consumers have responded positively to strong incentives from auto companies and have boosted spending significantly since October. The pace of deterioration in business activity has slowed and there are even some signs of sales stabilization. Consumer incomes, however, are barely growing, and labor market prospects point toward continued flat income growth.

The recent recovery in stock prices has been inspired by bursts of optimism based on stimulative policy but has also been characterized by big swings on bouts of pessimism based on prospects of weaker earnings and economic growth in the short term. We have observed several stock market rallies in 2001 in anticipation of a quick economic recovery which have subsequently stalled for lack of real evidence of improvement. It remains to be seen if the current expectation of a short recession followed by a recovery turns into reality.

3   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

Thank you for your investment in the Smith Barney S&P 500 Index Fund.

Sincerely,

/s/ Heath B. McLendon       /s/ Sandip A. Bhagat            /s/ John Lau


Heath B. McLendon           Sandip A. Bhagat, CFA           John Lau
Chairman                    Vice President and              Investment Officer
                            Investment Officer

January 31, 2002

                                   ----------

"Standard & Poor's,(R)" "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                                   ----------

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 7 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of December 31, 2001, and is subject to change.

4   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Historical Performance -- Smith Barney S&P 500 Index Shares(1)
================================================================================

                             Net Asset Value
                          --------------------
                          Beginning      End      Income   Capital Gain    Return      Total
Year Ended                 of Year     of Year   Dividend  Distribution  of Capital   Returns(2)+
=================================================================================================
12/31/01                   $13.38      $11.63      $0.10       $0.00       $0.00       (12.37)%
-------------------------------------------------------------------------------------------------
12/31/00                    15.00       13.38       0.08        0.13        0.00#       (9.39)
-------------------------------------------------------------------------------------------------
12/31/99*                   14.24       15.00       0.08        0.00        0.00         5.88++
-------------------------------------------------------------------------------------------------
11/30/99                    11.98       14.24       0.06        0.07        0.00        19.96
-------------------------------------------------------------------------------------------------
Inception**-11/30/98        10.00       11.98       0.00        0.00        0.00        19.80++
=================================================================================================
Total                                              $0.32       $0.20       $0.00
=================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Returns(2)+
================================================================================

Year Ended 12/31/01                                                     (12.37)%
--------------------------------------------------------------------------------
Inception** through 12/31/01                                              4.86
================================================================================

================================================================================
Cumulative Total Return(2)+
================================================================================

Inception** through 12/31/01                                             20.82%
================================================================================

(1) On September 5, 2000, Class A shares were renamed Smith Barney S&P 500 Index Shares ("SB Shares").
(2) The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
#     Amount represents less than $0.01 per share.
* For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
**    Inception date for SB Shares is January 5, 1998.
+     Assumes reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.

5   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

                   Growth of $10,000 Invested in SB Shares of
                    the Smith Barney S&P 500 Index Fund vs.
                           Standard & Poor's 500 Index

--------------------------------------------------------------------------------

                          January 1998 -- December 2001

   [The following table was depicted as a line chart in the printed material.]

                        Smith Barney            Standard & Poor's
                        S&P 500 Index               500 Index
                        -------------           -----------------
    1/5/98                  10000                     10000
     12/98                  12677                     12784
     12/99                  15216                     15473
     12/00                  13788                     14065
  12/31/01                  12082                     12394

+ Hypothetical illustration of $10,000 invested in SB shares at inception on January 5, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2001. The Standard & Poor's 500 Index ("S&P 500 Index") is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The S&P 500 Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Fund's Citi shares may be greater or less than the SB shares' performance indicated on this chart, depending on whether greater or lesser expenses were incurred by the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

6   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments                                        December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
COMMON STOCK -- 99.6%

Auto and Transportation -- 1.8%
     6,035   AMR Corp.+                                             $    133,796
    15,194   Burlington Northern Santa Fe Corp.                          433,485
     2,835   Cooper Tire & Rubber Co.                                     45,247
     8,282   CSX Corp.                                                   290,284
     1,602   Cummins Inc.                                                 61,741
     5,748   Dana Corp.                                                   79,782
    21,796   Delphi Automotive Systems Corp.                             297,733
     4,773   Delta Air Lines, Inc.                                       139,658
     2,672   Eaton Corp.                                                 198,824
    11,963   FedEx Corp.+                                                620,640
    71,278   Ford Motor Co.                                            1,120,490
    21,454   General Motors Corp.                                      1,042,664
     6,647   Genuine Parts Co.                                           243,945
     6,256   The Goodyear Tire & Rubber Co.                              148,955
     3,420   ITT Industries, Inc.                                        172,710
     3,357   Johnson Controls, Inc.                                      271,078
     2,356   Navistar International Corp.+                                93,062
    14,999   Norfolk Southern Corp.                                      274,932
     2,987   PACCAR Inc.                                                 196,007
     2,403   Ryder Systems, Inc.                                          53,226
     2,320   Snap-On Inc.                                                 78,091
    29,735   Southwest Airlines Co.                                      549,503
     4,831   TRW Inc.                                                    178,940
     9,687   Union Pacific Corp.                                         552,159
     2,685   US Airways Group, Inc.+                                      17,023
     5,199   Visteon Corp.                                                78,193
--------------------------------------------------------------------------------
                                                                       7,372,168
--------------------------------------------------------------------------------
Consumer Discretionary -- 16.4%
     2,294   Alberto Culver Co., Class B Shares                          102,634
    15,818   Albertson's, Inc.                                           498,109
     2,407   American Greetings Corp., Class A Shares                     33,168
   172,953   AOL Time Warner, Inc.+                                    5,551,791
     4,334   AutoZone, Inc.+                                             311,181
     9,282   Avon Products, Inc.                                         431,613
    11,249   Bed Bath and Beyond, Inc.+                                  381,341
     8,169   Best Buy Co., Inc.+                                         608,427
     4,472   Big Lots, Inc.+                                              46,509
     3,425   Brunswick Corp.                                              74,528
    22,871   Carnival Corp.                                              642,218
    37,692   Cendant Corp.+                                              739,140
     6,627   Cintas Corp.                                                320,681
     8,173   Circuit City Store -- Circuit City Group                    212,089
    22,993   Clear Channel Communications, Inc.+                       1,170,574
     9,201   Clorox Co.                                                  363,900

                       See Notes to Financial Statements.

7   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Consumer Discretionary -- 16.4% (continued)
    21,834   Colgate Palmolive Co.                                  $  1,260,913
    36,841   Comcast Corp., Class A Shares+                            1,326,276
     6,680   Convergys Corp.+                                            250,433
    17,529   Costco Wholesale Corp.+                                     777,937
    15,419   CVS Corp.                                                   456,402
     4,652   Darden Restaurants, Inc.                                    164,681
     2,766   Deluxe Corp.                                                115,010
     3,427   Dillard's, Inc., Class A Shares                              54,832
    12,909   Dollar General Corp.                                        192,344
     3,374   Dow Jones & Co., Inc.                                       184,659
    11,286   Eastman Kodak Co.                                           332,147
    15,900   Equity Office Properties Trust                              478,272
    10,300   Equity Residential Properties Trust                         295,713
     6,734   Family Dollar Stores, Inc.                                  201,885
     7,709   Federated Department Stores, Inc.+                          315,298
    10,256   Gannett Co.                                                 689,511
    33,700   The Gap, Inc.                                               469,778
    41,071   The Gillette Co.                                          1,371,771
    11,867   Harley-Davidson, Inc.                                       644,497
     4,558   Harrah's Entertainment, Inc.+                               168,692
     6,676   Hasbro, Inc.                                                108,351
    14,484   Hilton Hotels Corp.                                         158,165
    91,083   Home Depot, Inc.                                          4,646,144
     3,781   International Flavors & Fragrances, Inc.                    112,334
     3,450   International Game Technology+                              235,635
    14,660   The Interpublic Group Cos., Inc.                            433,056
    10,263   J.C. Penney Co., Inc.                                       276,075
     4,700   Jones Apparel Group, Inc.+                                  155,899
    20,790   Kimberly-Clark Corp.                                      1,243,242
    19,538   Kmart Corp.+                                                106,677
     2,826   Knight Ridder, Inc.                                         183,492
    12,968   Kohl's Corp.+                                               913,466
    31,668   Kroger Co.+                                                 660,911
     7,646   Leggett & Platt, Inc.                                       175,858
    16,528   The Limited, Inc.                                           243,292
     2,073   Liz Claiborne, Inc.                                         103,132
    29,966   Lowe's Cos., Inc.                                         1,390,722
     9,518   Marriott International Inc., Class A Shares                 386,907
    16,881   Mattel, Inc.                                                290,353
    11,626   May Department Stores Co.                                   429,929
     2,874   Maytag Corp.                                                 89,180
    50,438   McDonald's Corp.                                          1,335,094
     7,601   McGraw Hill, Inc.                                           463,509
     1,974   Meredith Corp.                                               70,373
     6,134   Moody's Corp.                                               244,501
     6,288   The New York Times Co., Class A Shares                      271,956

                       See Notes to Financial Statements.

8   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Consumer Discretionary -- 16.4% (continued)
    10,379   Newell Rubbermaid Inc.                                 $    286,149
    10,513   NIKE Inc., Class B Shares                                   591,251
     5,201   Nordstrom, Inc.                                             105,216
    11,496   Office Depot, Inc.+                                         213,136
     7,230   Omnicom Group, Inc.                                         646,000
     6,165   Pactiv Corp.+                                               109,429
    14,548   Paychex, Inc.                                               509,762
    50,500   The Procter & Gamble Co.                                  3,996,065
     4,651   R.R. Donnelley & Sons Co.                                   138,088
     7,209   RadioShack Corp.                                            216,991
     2,224   Reebok International Ltd.+                                   58,936
     6,948   Robert Half International Inc.+                             185,512
     5,232   Sabre Holdings Corp.+                                       221,575
    19,790   Safeway, Inc.+                                              826,232
    12,870   Sears Roebuck & Co.                                         613,127
    17,942   Staples, Inc.+                                              335,515
    14,722   Starbucks Corp.+                                            280,454
     7,804   Starwood Hotels & Resorts Worldwide, Inc.                   232,949
     5,101   SUPERVALU, Inc.                                             112,834
    35,094   Target Corp.                                              1,440,609
     5,698   Tiffany & Co.                                               179,316
    10,848   TJX Cos., Inc.                                              432,401
     4,191   TMP Worldwide Inc.+                                         179,794
     7,699   Toys "R" Us, Inc.+                                          159,677
    11,665   Tribune Co.                                                 436,621
     5,708   Tricon Global Resturants, Inc.+                             280,834
     2,331   Tupperware Corp.                                             44,872
    22,336   Unilever NV                                               1,286,777
     8,169   Univision Communications Inc.+                              330,518
     4,334   VF Corp.                                                    169,069
    69,520   Viacom, Inc., Class B Shares+                             3,069,308
   174,458   Wal-Mart Stores, Inc.                                    10,040,058
    39,658   Walgreen Co.                                              1,334,888
    81,454   Walt Disney Co.                                           1,687,727
     4,452   Wendy's International, Inc.                                 129,865
     2,595   Whirlpool Corp.                                             190,291
     5,458   Winn-Dixie Stores Inc.                                       77,776
--------------------------------------------------------------------------------
                                                                      67,116,829
--------------------------------------------------------------------------------
Consumer Staples -- 5.0%
     1,516   Adolph Coors Co., Class B Shares                             80,954
    35,053   Anheuser-Busch Co., Inc.                                  1,584,746
    25,733   Archer-Daniels-Midland Co.                                  369,269
     2,678   Brown-Forman Corp., Class B Shares                          167,643
    16,003   Campbell Soup Co.                                           478,010
    97,047   The Coca-Cola Co.                                         4,575,766

                       See Notes to Financial Statements.

9   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Consumer Staples -- 5.0% (continued)
    17,321   Coca-Cola Enterprises Inc.                             $    328,060
    20,890   ConAgra, Inc.                                               496,555
     5,908   Fortune Brands, Inc.                                        233,898
    14,162   General Mills, Inc.                                         736,566
    13,606   H.J. Heinz Co.                                              559,479
     5,346   Hershey Foods Corp.                                         361,924
    15,827   Kellogg Co.                                                 476,393
     7,722   Loews Corp.                                                 427,644
    11,162   Pepsi Bottling Group, Inc.                                  262,307
    68,969   PepsiCo, Inc.                                             3,358,101
    85,771   Phillip Morris Cos., Inc.                                 3,932,600
    30,693   Sara Lee Corp.                                              682,305
    26,235   SYSCO Corp.                                                 687,882
     6,380   UST, Inc.                                                   223,300
     8,790   Wm. Wrigley Jr. Co.                                         451,542
--------------------------------------------------------------------------------
                                                                      20,474,944
--------------------------------------------------------------------------------
Finance -- 17.8%
    20,473   AFLAC, Inc.                                                 502,817
    28,210   Allstate Corp.                                              950,677
     4,148   Ambac Financial Group, Inc.                                 240,003
    51,596   American Express Co.                                      1,841,461
   102,235   American International Group, Inc.                        8,117,459
    14,414   AmSouth Bancorporation                                      272,425
    10,265   Aon Corp.                                                   364,613
    62,551   Bank of America Corp.                                     3,937,585
    28,721   The Bank of New York Co., Inc.                            1,171,817
    45,472   Bank One Corp.                                            1,775,682
    17,119   BB&T Corp.                                                  618,167
     3,665   Bear Stearns Cos. Inc.                                      214,916
     8,147   Capital One Financial Corp.                                 439,531
    54,040   The Charles Schwab Corp.                                    835,999
     8,465   Charter One Financial, Inc.                                 229,825
     6,795   Chubb Corp.                                                 468,855
     5,835   CIGNA Corp.                                                 540,613
     6,341   Cincinnati Financial Corp.                                  241,909
   196,187   Citigroup, Inc.                                           9,903,520
     6,912   Comerica, Inc.                                              396,058
    18,818   Concord EFS, Inc.+                                          616,854
    12,882   Conseco, Inc.+                                               57,454
     4,633   Countrywide Credit Industries, Inc.                         189,814
     5,636   Equifax, Inc.                                               136,109
    39,052   Fannie Mae                                                3,104,634
    22,399   Fifth Third Bancorp                                       1,379,330
    42,263   FleetBoston Financial Corp.                               1,542,600
    10,307   Franklin Resources, Inc.                                    363,528

                       See Notes to Financial Statements.

10  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Finance -- 17.8% (continued)
    26,987   Freddie Mac                                            $  1,764,950
     6,173   Golden West Financial Corp.                                 363,281
     7,188   H&R Block, Inc.                                             321,304
     9,322   Hartford Financial Services, Inc.                           585,701
    18,098   Household International, Inc.                             1,048,598
     9,710   Huntington Bancshares Inc.                                  166,915
    12,023   John Hancock Financial Services, Inc.                       496,550
    77,452   J.P. Morgan & Co., Inc.                                   2,815,380
     5,932   Jefferson Pilot Corp.                                       274,474
    16,589   KeyCorp                                                     403,776
     9,581   Lehman Brothers Holdings, Inc.                              640,011
     7,363   Lincoln National Corp.                                      357,621
    10,727   Marsh & McLennan Cos., Inc.                               1,152,616
     5,795   MBIA, Inc.                                                  310,786
    33,216   MBNA Corp.                                                1,169,203
    18,663   Mellon Financial Corp.                                      702,102
    32,687   Merrill Lynch & Co., Inc.                                 1,703,646
    29,238   MetLife, Inc.                                               926,260
     4,210   MGIC Investment Corp.                                       259,841
    43,391   Morgan Stanley Dean Witter & Co.                          2,427,293
    23,383   National City Corp.                                         683,719
     8,667   Northern Trust Corp.                                        521,927
    11,324   PNC Financial Services Group                                636,409
     2,877   The Progressive Corp.                                       429,536
    10,720   Providian Financial Corp.                                    38,056
     8,889   Regions Financial Corp.                                     267,026
     4,887   SAFECO Corp.                                                152,230
    13,291   SouthTrust Corp.                                            327,889
     8,375   St. Paul Cos.                                               368,249
    12,719   State Street Corp.                                          664,568
     8,472   Stilwell Financial, Inc.                                    230,608
    11,353   SunTrust Banks, Inc.                                        711,833
    11,306   Synovus Financial Corp.                                     283,215
     4,893   T. Rowe Price Group Inc.                                    169,934
     4,822   Torchmark Corp.                                             189,649
    74,426   U.S. Bancorp                                              1,557,736
     5,318   Union Planters Corp.                                        240,001
     9,416   UnumProvident Corp.                                         249,618
     6,308   USA Education Inc.                                          529,998
    54,760   Wachovia Corp.                                            1,717,274
    34,245   Washington Mutual, Inc.                                   1,119,811
    66,970   Wells Fargo & Co.                                         2,909,846
     5,000   XL Capital Ltd.                                             456,800
     3,532   Zion Bancorporation                                         185,713
--------------------------------------------------------------------------------
                                                                      72,986,208
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

11  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Healthcare -- 13.7%
    60,420   Abbott Laboratories                                    $  3,368,415
     5,493   AETNA, Inc.                                                 181,214
     5,114   Allergan, Inc.                                              383,806
    51,303   American Home Products Corp.                              3,147,952
     4,043   AmerisourceBergen Corp.                                     256,933
    40,665   Amgen, Inc.+                                              2,295,133
     8,182   Applera Corp. -- Applied Biosystems Group                   321,307
     2,102   Bausch & Lomb, Inc.                                          79,161
    23,057   Baxter International, Inc.                                1,236,547
    10,066   Becton Dickinson & Co.                                      333,688
     5,807   Biogen, Inc.+                                               333,031
    10,448   Biomet, Inc.                                                322,843
    15,628   Boston Scientific Corp.+                                    376,947
    75,814   Bristol-Myers Squibb & Co.                                3,866,514
     1,929   C.R. Bard, Inc.                                             124,421
    17,412   Cardinal Health, Inc.                                     1,125,860
     7,403   Chiron Corp.+                                               324,548
    43,869   Eli Lilly & Co.                                           3,445,471
     6,827   Forest Laboratories, Inc., Class A Shares+                  559,473
     8,100   Genzyme Corp. -- General Division+                          484,866
    11,997   Guidant Corp.+                                              597,451
    20,939   HCA Inc.                                                    806,989
     9,600   Health Management Associates, Inc.+                         176,640
    15,191   HEALTHSOUTH Corp.+                                          225,131
     6,560   Humana, Inc.+                                                77,342
    20,794   Immunex Corp.+                                              576,202
    11,426   IMS Health, Inc.                                            222,921
   118,149   Johnson & Johnson                                         6,982,606
     9,610   King Pharmaceuticals, Inc.+                                 404,869
     4,007   Manor Care, Inc.+                                            95,006
    11,083   McKesson HBOC, Inc.                                         414,504
     8,251   MedImmune, Inc.+                                            382,434
    47,143   Medtronic, Inc.                                           2,414,193
    89,430   Merck & Co., Inc.                                         5,258,484
   246,331   Pfizer, Inc.                                              9,816,290
     4,566   Quintiles Transnational Corp.+                               73,421
    57,083   Schering Plough Corp.                                     2,044,142
     3,307   St. Jude Medical, Inc.                                      256,789
     7,663   Stryker Corp.                                               447,289
    12,670   Tenet Healthcare Corp.+                                     743,982
    12,328   UnitedHealth Group Inc.                                     872,453
     5,100   Waters Corp.+                                               197,625
     4,148   Watson Pharmaceuticals, Inc.+                               130,206
     2,468   WellPoint Health Networks, Inc.+                            288,386
     7,556   Zimmer Holdings, Inc.+                                      230,760
--------------------------------------------------------------------------------
                                                                      56,304,245
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

12  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Integrated Oil -- 5.3%
     3,546   Amerada Hess Corp.                                     $    221,625
     2,664   Ashland, Inc.                                               122,757
    41,607   ChevronTexaco Corp.                                       3,728,403
    24,377   Conoco Inc.                                                 689,864
   269,236   Exxon Mobil Corp.                                        10,580,975
     3,852   Kerr-McGee Corp.                                            211,090
    14,367   Occidental Petroleum Corp.                                  381,156
    14,746   Phillips Petroleum Co.                                      888,594
    83,678   Royal Dutch Petroleum Co.                                 4,101,896
     3,183   Sunoco, Inc.                                                118,853
     9,553   Unocal Corp.                                                344,577
    12,017   USX Marathon Group, Inc.                                    360,510
--------------------------------------------------------------------------------
                                                                      21,750,300
--------------------------------------------------------------------------------
Materials and Processing -- 3.3%
     8,836   Air Products and Chemicals, Inc.                            414,497
    12,440   Alcan Aluminium Ltd.                                        446,969
    33,631   Alcoa Inc.                                                1,195,582
     3,022   Allegheny Technologies, Inc.                                 50,619
     4,317   Avery Dennison Corp.                                        244,040
     1,005   Ball Corp.                                                   71,054
    20,946   Barrick Gold Corp.                                          334,089
     2,055   Bemis, Inc.                                                 101,065
     3,164   Black & Decker Corp.                                        119,378
     2,161   Boise Cascade Corp.                                          73,496
    35,025   Dow Chemical Corp.                                        1,183,144
    40,767   E.I. du Pont de Nemours & Co.                             1,733,036
     3,027   Eastman Chemical Co.                                        118,114
     4,976   Ecolab, Inc.                                                200,284
     5,105   Engelhard Corp.                                             141,306
     5,578   Freeport-McMoRan Copper & Gold, Inc.+                        74,689
     8,887   Georgia Pacific Corp.                                       245,370
     2,023   Great Lakes Chemical Corp.                                   49,118
     4,163   Hercules, Inc.+                                              41,630
     7,148   Inco Ltd.+                                                  121,087
    18,792   International Paper Co.                                     758,257
     4,114   Louisiana Pacific Corp.                                      34,722
    18,025   Masco Corp.                                                 441,612
     3,910   Mead Corp.                                                  120,780
     7,652   Newmont Mining Corp.                                        146,230
     3,044   Nucor Corp.                                                 161,210
    50,704   Pharmacia Corp.                                           2,162,526
     3,062   Phelps Dodge Corp.                                           99,209
    12,682   Placer Dome, Inc.                                           138,361
     6,547   PPG Industries, Inc.                                        338,611
     6,286   Praxair, Inc.                                               347,301

                       See Notes to Financial Statements.

13  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Materials and Processing -- 3.3% (continued)
     8,615   Rohm & Hass Co.                                        $    298,337
     3,205   Sealed Air Corp.+                                           130,828
     6,097   Sherwin-Williams Co.                                        167,667
     3,020   Sigma Aldrich Corp.                                         119,018
     3,297   The Stanley Works                                           153,541
     1,964   Temple-Inland, Inc.                                         111,418
     3,493   USX-U.S. Steel Group, Inc.                                   63,258
     3,971   Vulcan Materials Co.                                        190,370
     3,920   Westvaco Corp.                                              111,524
     8,370   Weyerhaeuser Co.                                            452,650
     4,293   Willamette Industries, Inc.                                 223,751
     3,348   Worthington Industries, Inc.                                 47,542
--------------------------------------------------------------------------------
                                                                      13,777,290
--------------------------------------------------------------------------------
Other Energy -- 1.1%
     9,727   Anadarko Petroleum Corp.                                    552,980
     5,383   Apache Corp.                                                268,524
    13,099   Baker Hughes, Inc.                                          477,721
     8,270   Burlington Resources, Inc.                                  310,456
     5,038   Devon Energy Corp.                                          194,719
     4,607   EOG Resources, Inc.                                         180,180
    16,775   Halliburton Co.                                             219,752
     2,546   McDermott International, Inc.+                               31,239
     5,773   Nabors Industries, Inc.+                                    198,187
     5,217   Noble Drilling Corp.+                                       177,587
     3,732   Rowan Cos., Inc.+                                            72,289
    22,441   Schlumberger Ltd.                                         1,233,133
    12,338   Transocean Sedco Forex Inc.                                 417,271
--------------------------------------------------------------------------------
                                                                       4,334,038
--------------------------------------------------------------------------------
Producer Durables -- 8.6%
     7,799   Allied Waste Industries, Inc.+                              109,654
     7,676   American Power Conversion Corp.+                            110,995
     4,017   The B.F. Goodrich Co.                                       106,933
    34,069   Boeing Co.                                                1,321,196
    13,384   Caterpillar Inc.                                            699,314
     2,305   Centex Corp.                                                131,592
     3,701   Cooper Industries, Inc.                                     129,239
    36,430   Corning, Inc.                                               324,956
     2,262   Crane Co.                                                    57,998
     5,529   Danaher Corp.                                               333,454
     9,151   Deere & Co.                                                 399,533
     7,944   Dover Corp.                                                 294,484
    16,703   Emerson Electric Co.                                        953,741
     3,143   Fluor Corp.                                                 117,548
     7,838   General Dynamics Corp.                                      624,218

                       See Notes to Financial Statements.

14  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Producer Durables -- 8.6% (continued)
   387,573   General Electric Co.++                                 $ 15,533,926
    31,614   Honeywell, Inc.                                           1,069,185
    11,887   Illinois Tool Works, Inc.                                   804,988
     6,586   Ingersoll-Rand Co.                                          275,361
     1,720   KB Home                                                      68,972
    16,969   Lockheed Martin Corp.                                       791,943
     1,839   Millipore Corp.                                             111,627
    15,463   Minnesota Mining & Manufacturing Co.                      1,827,881
     7,707   Molex, Inc.                                                 238,532
     4,291   Northrop Grumman Corp.                                      432,576
     4,752   Pall Corp.                                                  114,333
     4,636   Parker-Hannifin Corp.                                       212,839
     4,779   PerkinElmer, Inc.                                           167,361
     2,979   Power-One, Inc.+                                             31,011
     2,295   Pulte Homes, Inc.                                           102,518
    14,949   Raytheon Co.                                                485,394
     7,083   Rockwell Collins, Inc.                                      138,118
     7,154   Rockwell International Corp.                                127,770
     5,468   Textron, Inc.                                               226,703
     7,167   Thermo Electron Corp.+                                      171,005
     2,128   Thomas & Betts Corp.                                         45,007
    75,591   Tyco International Ltd.                                   4,452,310
    18,368   United Technologies Corp.                                 1,187,124
     3,655   W.W. Grainger, Inc.                                         175,440
    24,340   Waste Management, Inc.                                      776,689
--------------------------------------------------------------------------------
                                                                      35,283,468
--------------------------------------------------------------------------------
Technology -- 18.3%
    30,925   ADC Telecommunications, Inc.+                               142,255
     9,408   Adobe Systems, Inc.                                         292,118
    13,435   Advanced Micro Devices, Inc.+                               213,079
    17,908   Agilent Technologies, Inc.+                                 510,557
    15,185   Altera Corp.+                                               322,226
    14,037   Analog Devices, Inc.+                                       623,102
     3,217   Andrew Corp.+                                                70,420
    13,514   Apple Computer, Inc.+                                       295,957
    31,806   Applied Materials, Inc.+                                  1,275,421
    11,845   Applied Micro Circuits Corp.+                               134,085
     2,088   Autodesk, Inc.                                               77,820
    24,312   Automatic Data Processing Inc.                            1,431,977
    11,231   Avaya Inc.+                                                 136,457
     9,501   BMC Software, Inc.+                                         155,531
    10,069   Broadcom Corp., Class A Shares+                             412,628
    12,689   CIENA Corp.+                                                181,580
   285,545   Cisco Systems, Inc.+                                      5,171,220
     7,275   Citrix Systems, Inc.+                                       164,852

                       See Notes to Financial Statements.

15  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Technology -- 18.3% (continued)
    65,794   Compaq Computer Corp.                                  $    642,145
    22,499   Computer Associates International, Inc.                     775,991
     6,599   Computer Sciences Corp.+                                    323,219
    14,503   Compuware Corp.+                                            170,990
     7,216   Comverse Technology, Inc.+                                  161,422
     9,686   Conexant Systems, Inc.+                                     139,091
   101,454   Dell Computer Corp.+                                      2,757,520
    18,289   Electronic Data Systems Corp.                             1,253,711
    86,078   EMC Corp.+                                                1,156,888
    15,309   First Data Corp.                                          1,200,991
     7,341   Fiserv, Inc.+                                               310,671
    12,445   Gateway, Inc.+                                              100,058
    75,809   Hewlett-Packard Co.                                       1,557,117
   262,420   Intel Corp.                                               8,253,109
    67,809   International Business Machines Corp.                     8,202,177
     8,114   Intuit Inc.+                                                346,955
     7,422   Jabil Circuit, Inc.+                                        168,628
    51,407   JDS Uniphase Corp.+                                         448,783
     7,252   KLA-Tencor Corp.+                                           359,409
     5,031   Lexmark International Group+                                296,829
    12,476   Linear Technology Corp.                                     487,063
    14,062   LSI Logic Corp.+                                            221,898
   132,927   Lucent Technologies, Inc.                                   836,111
    12,765   Maxim Integrated Products, Inc.+                            670,290
     3,262   Mercury Interactive Corp.+                                  110,843
    23,179   Micron Technology, Inc.+                                    718,549
   210,006   Microsoft Corp.+++                                       13,917,098
    85,600   Motorola, Inc.                                            1,285,712
     6,838   National Semiconductor Corp.+                               210,542
     3,783   NCR Corp.+                                                  139,441
    12,677   Network Appliance, Inc.+                                    277,246
   124,301   Nortel Networks Corp.                                       932,257
    14,245   Novell, Inc.+                                                65,385
     5,532   Novellus Systems, Inc.+                                     218,237
     5,400   NVIDIA Corp.+                                               361,260
   219,155   Oracle Corp.+                                             3,026,531
    22,229   Palm, Inc.+                                                  86,248
    10,435   Parametric Technology, Inc.+                                 81,497
    11,493   PeopleSoft, Inc.+                                           462,019
     9,670   Pitney Bowes, Inc.                                          363,689
     6,407   PMC-Sierra, Inc.+                                           136,213
     3,641   QLogic Corp.+                                               162,061
    29,554   QUALCOMM, Inc.+                                           1,492,477
    64,742   Qwest Communications International Inc.                     914,804
    20,295   Sanmina Corp.+                                              403,870
     4,699   Sapient Corp.+                                               36,276

                       See Notes to Financial Statements.

16  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Technology -- 18.3% (continued)
     6,371   Scientific-Atlanta, Inc.                               $    152,522
    17,576   Siebel Systems, Inc.+                                       491,776
    31,421   Solectron Corp.+                                            354,429
   126,935   Sun Microsystems, Inc.+                                   1,566,378
     8,939   Symbol Technologies, Inc.                                   141,951
     3,642   Tektronix, Inc.+                                             93,891
    16,112   Tellabs, Inc.+                                              242,163
     6,738   Teradyne, Inc.+                                             203,083
    67,809   Texas Instruments, Inc.                                   1,898,652
    12,558   Unisys Corp.+                                               157,477
    15,579   VERITAS Software Corp.+                                     698,251
     7,254   Vitesse Semiconductor Corp.+                                 90,385
    26,945   Xerox Corp.                                                 280,767
    12,991   Xilinx, Inc.+                                               507,299
    22,003   Yahoo! Inc.+                                                390,333
--------------------------------------------------------------------------------
                                                                      75,123,963
--------------------------------------------------------------------------------
Utilities -- 8.3%
    20,788   The AES Corp.+                                              339,884
     4,928   Allegheny Energy, Inc.                                      178,492
    12,233   ALLTEL Corp.                                                755,143
     5,264   Ameren Corp.                                                222,667
    12,523   American Electric Power, Inc.                               545,126
   134,737   AT&T Corp.                                                2,444,129
    98,747   AT&T Wireless Services Inc.+                              1,418,994
    73,112   BellSouth Corp.                                           2,789,223
    11,778   Calpine Corp.+                                              197,753
     5,485   CenturyTel, Inc.                                            179,908
     6,265   Cinergy Corp.                                               209,439
    11,248   Citizens Communications Co.+                                119,904
     5,058   CMS Energy Corp.                                            121,544
     8,301   Consolidated Edison, Inc.                                   335,028
     6,346   Constellation Energy Group                                  168,486
    10,208   Dominion Resources, Inc.                                    613,501
     6,369   DTE Energy Co.                                              267,116
    30,203   Duke Energy Corp.                                         1,185,770
    12,764   Dynegy Inc., Class A Shares                                 325,482
    12,809   Edison International+                                       193,416
    19,791   El Paso Energy Corp.                                        882,877
     8,565   Entergy Corp.                                               334,977
    12,469   Exelon Corp.                                                597,016
    11,573   FirstEnergy Corp.                                           404,824
     6,813   FPL Group, Inc.                                             384,253
     5,314   KeySpan Corp.                                               184,130
     4,518   Kinder Morgan, Inc.                                         251,607
    13,374   Mirant Corp.+                                               214,251

                       See Notes to Financial Statements.

17  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Utilities -- 8.3% (continued)
    29,690   Nextel Communications, Inc.+                           $    325,402
     6,151   Niagara Mohawk Holdings, Inc.+                              109,057
     1,736   NICOR, Inc.                                                  72,287
     8,048   NiSource Inc.                                               185,587
     1,436   Peoples Energy Corp.                                         54,467
    15,044   PG&E Corp.+                                                 289,447
     3,311   Pinnacle West Capital Corp.                                 138,565
     5,631   PPL Corp.                                                   196,240
     8,455   Progress Energy, Inc.                                       380,729
     8,123   Public Service Enterprise Group, Inc.                       342,709
    11,567   Reliant Energy, Inc.                                        306,757
   131,405   SBC Communications, Inc.                                  5,147,134
     8,026   Sempra Energy                                               197,038
    26,695   Southern Co.                                                676,718
    34,632   Sprint Corp. (FON Group)                                    695,411
    36,556   Sprint Corp. (PCS Group)+                                   892,332
     5,200   TECO Energy, Inc.                                           136,448
    10,033   TXU Corp.                                                   473,056
   105,503   Verizon Communications Inc.                               5,007,172
    20,127   Williams Cos., Inc.                                         513,641
   112,607   WorldCom, Inc.+                                           1,585,507
    13,431   Xcel Energy, Inc.                                           372,576
--------------------------------------------------------------------------------
                                                                      33,963,220
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $465,838,815)                                  408,486,673
================================================================================
   FACE
  AMOUNT                            SECURITY                               VALUE
================================================================================
U.S. TREASURY BILL -- 0.4%
$1,750,000   U.S. Treasury Bill, 0.000% due 3/14/02++
               (Cost -- $1,744,190)                                    1,744,271
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $467,583,005*)                                $410,230,944
================================================================================

+     Non-income producing security.
++ A portion of this security has been segregated for futures contracts commitments.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

18  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                            December 31, 2001
================================================================================

ASSETS:
  Investments, at value (Cost -- $467,583,005)                    $ 410,230,944
  Cash                                                                2,603,896
  Receivable for Fund shares sold                                     9,105,820
  Dividends and interest receivable                                     404,048
  Receivable for securities sold                                         68,725
--------------------------------------------------------------------------------
  Total Assets                                                      422,413,433
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                                  11,323,633
  Dividends payable                                                     291,430
  Payable for securities purchased                                      242,998
  Payable to broker - variation margin                                   37,875
  Investment advisory fee payable                                        30,329
  Distribution fees payable                                              22,797
  Payable to affiliate                                                   14,885
  Administration fee payable                                             10,529
  Accrued expenses                                                      144,757
--------------------------------------------------------------------------------
  Total Liabilities                                                  12,119,233
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 410,294,200
================================================================================
NET ASSETS:
  Par value of capital shares                                     $      35,285
  Capital paid in excess of par value                               472,638,486
  Undistributed net investment income                                     9,109
  Accumulated net realized loss from security
    transactions and futures contracts                               (5,009,636)
  Net unrealized depreciation of investments
    and futures contracts                                           (57,379,044)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 410,294,200
================================================================================
Shares Outstanding:
  SB Shares                                                          32,674,201
  ------------------------------------------------------------------------------
  Citi Shares                                                         2,610,521
  ------------------------------------------------------------------------------
Net Asset Value:
  SB Shares                                                       $       11.63
  ------------------------------------------------------------------------------
  Citi Shares                                                     $       11.64
================================================================================

                       See Notes to Financial Statements.

19  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Statement of Operations                     For the Year Ended December 31, 2001
================================================================================

INVESTMENT INCOME:
  Dividends                                                        $  5,294,928
  Interest                                                              542,025
  Less: Foreign withholding tax                                         (24,835)
--------------------------------------------------------------------------------
  Total Investment Income                                             5,812,118
--------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                            764,917
  Investment advisory fee (Note 2)                                      621,814
  Administration fee (Note 2)                                           414,543
  Shareholder and system servicing fees                                 387,994
  Registration fees                                                      60,831
  Shareholder communications                                             59,567
  Custody                                                                38,175
  Audit and legal                                                        36,522
  License fees                                                           20,000
  Trustees' fees                                                         14,519
  Other                                                                   8,629
--------------------------------------------------------------------------------
  Total Expenses                                                      2,427,511
  Less: Administration fee waiver (Note 2)                              (45,900)
--------------------------------------------------------------------------------
  Net Expenses                                                        2,381,611
--------------------------------------------------------------------------------
Net Investment Income                                                 3,430,507
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)          (7,034,114)
    Futures contracts                                                 2,928,859
--------------------------------------------------------------------------------
  Net Realized Loss                                                  (4,105,255)
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of
  Investments and Futures Contracts:
    Beginning of year                                                (1,759,456)
    End of year                                                     (57,379,044)
--------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                           (55,619,588)
--------------------------------------------------------------------------------
Net Loss on Investments                                             (59,724,843)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                             $(56,294,336)
================================================================================

                       See Notes to Financial Statements.

20  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

                                                                      For the Years Ended December 31,
                                                                            2001             2000
======================================================================================================
OPERATIONS:
  Net investment income                                                $   3,430,507    $   2,474,585
  Net realized gain (loss)                                                (4,105,255)       2,455,565
  Increase in net unrealized depreciation                                (55,619,588)     (39,811,091)
------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Operations                                 (56,294,336)     (34,880,941)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (3,419,742)      (2,474,566)
  Net realized gains                                                              --       (3,560,877)
  Capital                                                                         --          (14,475)
------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
  Distributions to Shareholders                                           (3,419,742)      (6,049,918)
------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                       226,290,503      267,298,274
  Net asset value of shares issued for reinvestment of dividends           3,128,312        5,770,151
  Cost of shares reacquired                                             (145,843,745)    (118,764,879)
------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                     83,575,070      154,303,546
------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    23,860,992      113,372,687

NET ASSETS:
  Beginning of year                                                      386,433,208      273,060,521
------------------------------------------------------------------------------------------------------
  End of year*                                                         $ 410,294,200    $ 386,433,208
======================================================================================================
* Includes undistributed (overdistributed) net investment income of:   $       9,109    $        (216)
======================================================================================================

                       See Notes to Financial Statements.

21  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and four other funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney Mid Cap Core Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- Citi Shares are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance

22  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2001, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

The Travelers Investment Management Company, ("TIMCO"), a wholly owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended December 31, 2001, SBFM waived a portion of its administration fees amounting to $45,900.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the account size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the year ended December 31, 2001 the Fund paid transfer agent fees of $157,980 to TB&T.

23  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Salomon Smith Barney, Inc. ("SSB") which is a subsidiary of Citigroup, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the year ended December 31, 2001, there were no brokerage commissions paid to SSB.

Pursuant to a Distribution Plan, the Fund pays SSB a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $129,817,712
--------------------------------------------------------------------------------
Sales                                                                 26,968,378
================================================================================

At December 31, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 30,577,738
Gross unrealized depreciation                                       (87,929,799)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(57,352,061)
================================================================================

4.    Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5.    Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option


24  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At December 31, 2001, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the year ended December 31, 2001, the Fund did not enter into any written covered call or put option contracts.

25  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

6.    Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At December 31, 2001, the Fund had the following open futures contracts:

                # of                         Basis       Market     Unrealized
          Contracts to Buy   Expiration      Value        Value        Loss
================================================================================
S&P 500          15            3/21/02    $4,336,483   $4,309,500    $(26,983)
================================================================================

7.    Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 2001, the Fund did not have any securities on loan.

26  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

8.    Capital Loss Carryforwards

At December 31, 2001, the Fund had, for Federal income tax purposes, approximately $4,099,000 of capital loss carryforwards available to offset future capital gains, expiring December 2009. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

9.    Shares of Beneficial Interest

At December 31, 2001, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At December 31, 2001, total paid-in capital amounted to the following for each class:

                                           SB Shares               Citi Shares
================================================================================
Total Paid-In Capital                    $436,715,894             $35,957,877
================================================================================

Transactions in shares of the Fund were as follows:

                                          Year Ended                     Year Ended
                                      December 31, 2001              December 31, 2000
                                  ---------------------------      ---------------------------
                                     Shares          Amount           Shares          Amount
----------------------------------------------------------------------------------------------
SB Shares*
Shares sold                       15,705,621    $192,810,268       15,684,936    $226,996,751
Shares issued on reinvestment        238,390       2,803,247          390,495       5,250,852
Shares reacquired                 (9,993,844)   (117,637,611)      (6,179,929)    (89,480,683)
----------------------------------------------------------------------------------------------
Net Increase                       5,950,167    $ 77,975,904        9,895,502    $142,766,920
----------------------------------------------------------------------------------------------
Citi Shares**
Shares sold                        2,770,174    $ 33,480,235        2,722,012    $ 40,301,522
Shares issued on reinvestment         27,618         325,065           38,545         519,299
Shares reacquired                 (2,350,337)    (28,206,134)      (1,971,517)    (29,284,195)

----------------------------------------------------------------------------------------------
Net Increase                         447,455    $  5,599,166          789,040    $ 11,536,626
----------------------------------------------------------------------------------------------

*  On September 5, 2000, Class A shares were renamed SB Shares.
** On September 5, 2000, Class D shares were renamed Citi Shares.

27  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SB Shares(1)                        2001(2)           2000(2)           1999(3)           1999(4)          1998(5)
======================================================================================================================
Net Asset Value,
  Beginning Year                 $     13.38       $     15.00       $     14.24       $     11.98      $     10.00
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(6)              0.10              0.10              0.01              0.12             0.05
  Net realized and unrealized
    gain (loss)                        (1.75)            (1.51)             0.83              2.27             1.93
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                           (1.65)            (1.41)             0.84              2.39             1.98
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.10)            (0.08)            (0.08)                         (0.06) --
  Net realized gains                                        --             (0.13)               --        (0.07) --
  Capital                                 --             (0.00)*              --                --               --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.10)            (0.21)            (0.08)                         (0.13) --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year     $     11.63       $     13.38       $     15.00       $     14.24      $     11.98
----------------------------------------------------------------------------------------------------------------------
Total Return                          (12.37)%           (9.39)%            5.88%++          19.96%           19.80%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)   $   379,903       $   357,465       $   252,435       $   223,787      $    55,187
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)(7)                        0.59%             0.59%             0.60%+            0.59%            0.59%+
  Net investment income                 0.81              0.68              0.67+             0.83             1.05+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    7%                4%                0%                6%               4%
======================================================================================================================

(1)   On September 5, 2000, Class A shares were renamed SB shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(4)   For the year ended November 30, 1999.
(5)   For the period from January 5, 1998 (inception date) to November 30, 1998.
(6) The administrator has agreed to waive all or a portion of its fees for the years ended December 31, 2001 and December 31, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:

                         Per Share Decreases to        Expense Ratios Without
                         Net Investment Income        Waiver and Reimbursement
                         ---------------------        ------------------------
     2001                        $0.00*                        0.60%
     2000                         0.00*                        0.59
     1999(3)                      0.00*                        0.77+
     1999(4)                      0.01                         0.68
     1998(5)                      0.04                         1.42+

(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.59%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


28  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust ("Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the one month ended December 31, 1999, the year ended November 30, 1999, and the period from January 5, 1998 (inception date) to November 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the one month ended December 31, 1999, the year ended November 30, 1999, and the period from January 5, 1998 to November 30, 1998, in conformity with accounting principles generally accepted in the United States of America.

                                                     KPMG LLP


New York, New York
February 8, 2002

29  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers The business and affairs of the Smith Barney S&P 500 Index Fund ("Trust") are managed under the direction of the Smith Barney Investment Trust's ("Investment Company") Board of Trustees. Information pertaining to the Trustees and Officers of the Investment Company is set forth below. The Statement of Additional Information includes additional information about Investment Company trustees and is available, without charge, upon request by calling the Trust's transfer agent PFPC Global Fund Services at 1-800-451-2010.

                                                                                                Number of
                                                                                                Investment
                                                   Term of                                      Companies
                                                 Office* and            Principal              in the Fund
                              Position(s)          Length             Occupation(s)               Complex                Other
                               Held with           of Time             During Past               Overseen            Directorships
Name, Address and Age            Fund              Served              Five Years               by Trustee          Held by Trustee
-----------------------       -----------        -----------          -------------            -----------          ---------------
NON-INTERESTED
TRUSTEES:

Herbert Barg                   Trustee              Since        Retired                           16                     N/A
1460 Drayton Lane                                   1998
Wynnewood, PA 19096
Age: 78

Dwight B. Crane                Trustee              Since        Professor - Harvard Business      23                     N/A
Harvard Business School                             1998         School; Self-Employed
Soldiers Field                                                   Consultant; Director of
Morgan Hall #375                                                 Vendquest Inc.; Customer
Boston, MA 02163                                                 Dialogue Systems Inc.;
Age: 64                                                          Microform, Inc.

Burt N. Dorsett                Trustee              Since        President - Dorsett McCabe        11                     N/A
201 East 62nd Street                                1998         Capital Management, Inc.;
Apt. 3C                                                          Chief Investment Officer -
New York, NY 10021                                               Leeb Capital Management, Inc.
Age: 71                                                          1999-Present; Director of
                                                                 Research Corporation
                                                                 Technologies

Elliot S. Jaffe                Trustee              Since        Chairman & Chief Executive         11             The Dress Barn
The Dress Barn Inc.                                 1998         Officer of The Dress Barn Inc.                    Inc.; Zweig Total
Executive Office                                                                                                   Return Fund;
30 Dunnigan Drive                                                                                                  Zweig Fund, Inc.
Suffern, NY10901
Age: 75

Stephen E. Kaufman             Trustee              Since        Attorney                          13                     N/A
Stephen E. Kaufman PC                               1998
277 Park Avenue, 47th Floor
New York, NY 10018
Age: 70

Joseph J. McCann               Trustee              Since        Retired                           11                     N/A
200 Oak Park Place                                  1998
Suite One
Pittsburgh, PA 15243
Age: 71

Cornelius C. Rose, Jr.         Trustee              Since        Chief Executive Officer -         11                     N/A
8 McGee Road                                        1998         Performance Learning Systems;
Woodstock, NY 12498                                              President - Rose Associates;
Age: 69                                                          Director of UVTI


30  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                Number of
                                                                                                Investment
                                                   Term of                                      Companies
                                                 Office* and            Principal              in the Fund
                              Position(s)          Length             Occupation(s)               Complex                Other
                               Held with           of Time             During Past               Overseen            Directorships
Name, Address and Age            Fund              Served              Five Years               by Trustee          Held by Trustee
-----------------------       -----------        -----------          -------------            -----------          ---------------
INTERESTED TRUSTEES:

Alfred J. Bianchetti**         Trustee              Since        Retired; Member of                11                     N/A
19 Circle End Drive                                 1998         Advisory Board -
Ramsey, NJ 07446                                                 Catholic Big Brothers
Age: 79

Heath B. McLendon              Trustee/             Since        Managing Director of              74                     N/A
Salomon Smith Barney Inc.      Chairman             1998         Salomon Smith Barney Inc.
125 Broad Street, 9th Floor                                      ("SSB"); President and
New York, NY 10004                                               Director of SBFM and
Age: 68                                                          Travelers Investment
                                                                 Adviser, Inc. ("TIA");
                                                                 Director of Travelers
                                                                 Investment
                                                                 Management Company
                                                                 ("TIMCO")

----------
* Trustees are elected until the Investment Company's next annual meeting and until their successors are elected and qualified.

**    Mr. Bianchetti is a trustee who is an "interested person" of the Trust as defined in the 1940 Act because his son-in-law is an officer of an SBFM affiliate.

OFFICERS:
Lewis E. Daidone               Senior Vice          Since        Managing Director of              N/A                    N/A
Salomon Smith Barney Inc.      President and        1998         SSB; Director and Senior
125 Broad Street, 11th Floor   Treasurer                         Vice President of SBFM
New York, NY 10004                                               and TIA
Age: 44

Paul A. Brook                  Controller           Since        Director of SSB; Managing         N/A                    N/A
Salomon Smith Barney Inc.                           1998         Director - AMT Capital
125 Broad Street, 9th Floor                                      1997-1998; Prior to 1997,
New York, NY 10004                                               Partner - Ernst & Young LLP
Age: 48

Christina T. Sydor             Secretary            Since        Managing Director of              N/A                    N/A
Salomon Smith Barney Inc.                           1998         SSB; Director and
300 First Stamford Place                                         Secretary of SBFM
Stamford, CT 06902                                               and TIA
Age: 51

Sandip A. Bhagat               Vice President       Since        Managing Director of SSB;         N/A                    N/A
Travelers Investment           and                  1998         President of TIMCO;
Management Company             Investment                        Investment Officer of SBFM
100 First Stamford Place       Officer
Stamford, CT 06902
Age: 41

John Lau                       Investment           Since        Investment Officer of             N/A                    N/A
Travelers Investment           Officer              1998         TIMCO
Management Company
100 First Stamford Place
Stamford, CT 06902
Age: 34

31  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 2001:

..     A corporate dividends received deduction of 100.00%.

A total of 1.40% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


32  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
S&P 500 INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon,
  Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

OFFICERS

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

John Lau
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

The Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

Travelers Bank & Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY S&P 500 INDEX FUND
Smith Barney Mutual Funds
125 Broad Street
101th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
       --------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02238 2/02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         --------------------------------------------------------------
                                      CITI
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
         --------------------------------------------------------------

         SPECIAL DISCIPLINE SERIES | ANNUAL REPORT | DECEMBER 31, 2001

                              [LOGO] Smith Barney
                                     Mutual Funds

                Your Serious Money. Professionbally Managed.(SM)

         --------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
         --------------------------------------------------------------

Dear Shareholder:

       [PHOTO OMITTED]            [PHOTO OMITTED]            [PHOTO OMITTED]

       HEATH                      SANDIP A.                  JOHN
       MCLENDON                   BHAGAT, CFA                LAU

       Chairman                   Vice President and         Investment Officer
                                  Investment Officer

We are pleased to present the annual report for the Smith Barney S&P 500 Index Fund ("Fund") for the year ended December 31, 2001. In this report, we highlight the economic environment over this period and discuss investment performance and strategy in the context of prevailing market conditions. We hope you find this report to be useful and informative.

Market Overview

The performance of the U.S. equity market in 2001 reflected a tug-of-war between the pessimism of an unfolding recession on one hand and the optimism for a quick recovery based on substantial monetary and fiscal stimulus on the other.

Aggressive reductions in short-term interest rates by the U.S. Federal Reserve Board ("Fed") sparked a rally in the stock market both in January and April, but then a slew of downward earnings revisions sent stock prices sharply lower in February, March and May. The U.S. stock market got off to a good start in January, as the Fed lowered its target for the federal funds rate ("fed funds rate")(1) by 50 basis points(2) each on two separate occasions.

A barrage of earnings disappointments and profit warnings, especially from the Technology sector, hit the stock market hard later in the first quarter. Despite more interest rate cuts, U.S. stocks continued their steep slide in the first half of 2001. A compression of P/E ratios further compounded stock market woes as investors grew increasingly skeptical of sustainable profit growth in the future.

----------

(1) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(2)   A basis point is 0.01%, or one one-hundredth of a percent.


1   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

The second half of the year got off to a slow start on the heels of a generally negative earnings season and further lack of short-term earning visibility. The remainder of the year proved to be quite eventful, as the market experienced significant volatility from exogenous forces related to terrorism and endogenous influences triggered by policy decisions.

Consumer confidence measures took a sharp dip in August and began to cast doubts on the viability of continued robust consumer spending. The devastating terrorist attacks on September 11th then triggered an even steeper decline in the consumer sentiment index, tipped the U.S. economy firmly into a recession, and sent the stock market sharply lower.

U.S. stock prices rebounded to above pre-September 11th levels during the fourth quarter on growing hope that the monetary and fiscal stimulus would gain traction in the near future. A combination of rising equity prices, still declining profits, and falling bond prices have restored greater balance between stock and bond valuations.

The remedy to the stock market ailments seemed to appear in the form of more interest rate cuts and an aggressive stimulative policy response in the form of increased government spending. 475 basis points of easing (i.e., reductions) over 11 interest rate cuts in 2001 quickly and aggressively moved monetary policy from a restrictive stance to a strongly accommodative stance.

Large cap stocks underperformed small cap stocks in 2001, while growth and value stocks within the Standard & Poor's 500 Index ("S&P 500")(3) both performed poorly. During the twelve months of 2001, the S&P 500 had a return of negative 11.88% while the Russell 2000 Index(4) produced a return of 2.49%. The Standard & Poor's 500 Barra Value Index ("S&P 500 Barra Value")(5) declined by a negative 11.71% and was slightly ahead of the Standard & Poor's 500 Barra Growth Index ("S&P 500 Barra Growth")(6) return of negative 12.73%.

----------
(3) The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(4) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
(5) The S&P 500 Barra Value is a capitalization-weighted index composed of stocks of the S&P 500 with higher book-to-price ratios relative to the S&P 500 as a whole. Please note that an investor cannot invest directly in an index.
(6) The S&P 500 Barra Growth is a capitalization-weighted index composed of stocks of the S&P 500 with lower book-to-price ratios relative to the S&P 500 as a whole. Please note that an investor cannot invest directly in an index.


2   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

Investment Strategy and Performance

The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the S&P 500. The S&P 500 is an unmanaged, market-value-weighted index that consists of 500 stocks chosen for market capitalization, liquidity, and industry group representation. The Fund matches the composition of the S&P 500 Indexes and owns the constituent index stocks at the appropriate index weight. The Fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.

The Fund performed in line with the S&P 500 after taking into account the impact of trading costs, fees and expenses. For the year ended December 31, 2001, Citi Shares of the Fund returned negative 12.19%. In comparison, the S&P 500 returned negative 11.88% for the same period.

Market Outlook

The U.S. economy has shown little growth since March and is currently in a mild recession. The combination of the ongoing cyclical correction/restructuring/ downsizing in the technology and telecommunications sectors and the lingering effects of the September 11th terrorist attacks are the major negative influences on the economy.

On the other hand, consumers have responded positively to strong incentives from auto companies and have boosted spending significantly since October. The pace of deterioration in business activity has slowed and there are even some signs of sales stabilization. Consumer incomes, however, are barely growing, and labor market prospects point toward continued flat income growth.

The recent recovery in stock prices has been inspired by bursts of optimism based on stimulative policy but has also been characterized by big swings on bouts of pessimism based on prospects of weaker earnings and economic growth in the short term. We have observed several stock market rallies in 2001 in anticipation of a quick economic recovery which have subsequently stalled for lack of real evidence of improvement. It remains to be seen if the current expectation of a short recession followed by a recovery turns into reality.


3   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

Thank you for your investment in the Smith Barney S&P 500 Index Fund.

Sincerely,

/s/ Heath B. McLendon       /s/ Sandip A. Bhagat            /s/ John Lau


Heath B. McLendon           Sandip A. Bhagat, CFA           John Lau
Chairman                    Vice President and              Investment Officer
                            Investment Officer

January 31, 2002

                                   ----------

"Standard & Poors," "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Fund.

                                   ----------

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 7 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of December 31, 2001, and is subject to change.


4   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Historical Performance -- Citi S&P 500 Index Shares(1)
================================================================================

                             Net Asset Value
                          --------------------
                          Beginning      End      Income   Capital Gain    Return     Total
Year Ended                 of Year     of Year   Dividend  Distribution  of Capital  Returns(2)+
================================================================================================
12/31/01                   $13.39      $11.64      $0.12       $0.00       $0.00       (12.19)%
------------------------------------------------------------------------------------------------
12/31/00                    15.01       13.39       0.11        0.13        0.00#       (9.20)
------------------------------------------------------------------------------------------------
12/31/99*                   14.28       15.01       0.11        0.00        0.00         5.91++
------------------------------------------------------------------------------------------------
11/30/99                    11.99       14.28       0.07        0.07        0.00        20.29
------------------------------------------------------------------------------------------------
Inception**-11/30/98        11.00       11.99       0.00        0.00        0.00         9.00++
================================================================================================
Total                                              $0.41       $0.20       $0.00
================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Returns(2)+
================================================================================

Year Ended 12/31/01                                                     (12.19)%
--------------------------------------------------------------------------------
Inception** through 12/31/01                                              3.03
================================================================================

================================================================================
Cumulative Total Return(2)+
================================================================================

Inception** through 12/31/01                                             10.71%
================================================================================

(1) On September 5, 2000, Class D shares were renamed Citi S&P 500 Index Shares ("Citi Shares").
(2) The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
#     Amount represents less than $0.01 per share.
* For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
**    Inception date for Citi Shares is August 4, 1998.
+     Assumes reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.


5   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Historical Performance (unaudited)
================================================================================

                  Growth of $10,000 Invested in Citi Shares of
                     the Smith Barney S&P 500 Index Fund vs.
                           Standard & Poor's 500 Index

--------------------------------------------------------------------------------

                          August 1998 -- December 2001

   [The following table was depicted as a line chart in the printed material.]

                           Smith Barney
                          S&P 500 Index           Standard & Poor's
                           Citi Shares                500 Index
                          -------------           -----------------

    8/4/98                     10000                   10000
     12/98                     11543                   11532
     12/99                     13885                   13958
     12/00                     12608                   12687
12/31/2001                     11071                   11180

+ Hypothetical illustration of $10,000 invested in Citi shares at inception on August 4, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2001. The Standard & Poor's 500 Index ("S&P 500 Index") is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The S&P 500 Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Fund's Citi shares may be greater or less than the SB shares' performance indicated on this chart, depending on whether greater or lesser expenses were incurred by the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


6   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments                                        December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
COMMON STOCK -- 99.6%
Auto and Transportation -- 1.8%
     6,035   AMR Corp.+                                             $    133,796
    15,194   Burlington Northern Santa Fe Corp.                          433,485
     2,835   Cooper Tire & Rubber Co.                                     45,247
     8,282   CSX Corp.                                                   290,284
     1,602   Cummins Inc.                                                 61,741
     5,748   Dana Corp.                                                   79,782
    21,796   Delphi Automotive Systems Corp.                             297,733
     4,773   Delta Air Lines, Inc.                                       139,658
     2,672   Eaton Corp.                                                 198,824
    11,963   FedEx Corp.+                                                620,640
    71,278   Ford Motor Co.                                            1,120,490
    21,454   General Motors Corp.                                      1,042,664
     6,647   Genuine Parts Co.                                           243,945
     6,256   The Goodyear Tire & Rubber Co.                              148,955
     3,420   ITT Industries, Inc.                                        172,710
     3,357   Johnson Controls, Inc.                                      271,078
     2,356   Navistar International Corp.+                                93,062
    14,999   Norfolk Southern Corp.                                      274,932
     2,987   PACCAR Inc.                                                 196,007
     2,403   Ryder Systems, Inc.                                          53,226
     2,320   Snap-On Inc.                                                 78,091
    29,735   Southwest Airlines Co.                                      549,503
     4,831   TRW Inc.                                                    178,940
     9,687   Union Pacific Corp.                                         552,159
     2,685   US Airways Group, Inc.+                                      17,023
     5,199   Visteon Corp.                                                78,193
--------------------------------------------------------------------------------
                                                                       7,372,168
--------------------------------------------------------------------------------
Consumer Discretionary -- 16.4%
     2,294   Alberto Culver Co., Class B Shares                          102,634
    15,818   Albertson's, Inc.                                           498,109
     2,407   American Greetings Corp., Class A Shares                     33,168
   172,953   AOL Time Warner, Inc.+                                    5,551,791
     4,334   AutoZone, Inc.+                                             311,181
     9,282   Avon Products, Inc.                                         431,613
    11,249   Bed Bath and Beyond, Inc.+                                  381,341
     8,169   Best Buy Co., Inc.+                                         608,427
     4,472   Big Lots, Inc.+                                              46,509
     3,425   Brunswick Corp.                                              74,528
    22,871   Carnival Corp.                                              642,218
    37,692   Cendant Corp.+                                              739,140
     6,627   Cintas Corp.                                                320,681
     8,173   Circuit City Stores -- Circuit City Group                   212,089
    22,993   Clear Channel Communications, Inc.+                       1,170,574
     9,201   Clorox Co.                                                  363,900

                       See Notes to Financial Statements.


7   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Consumer Discretionary -- 16.4% (continued)
    21,834   Colgate Palmolive Co.                                  $  1,260,913
    36,841   Comcast Corp., Class A Shares+                            1,326,276
     6,680   Convergys Corp.+                                            250,433
    17,529   Costco Wholesale Corp.+                                     777,937
    15,419   CVS Corp.                                                   456,402
     4,652   Darden Restaurants, Inc.                                    164,681
     2,766   Deluxe Corp.                                                115,010
     3,427   Dillard's, Inc., Class A Shares                              54,832
    12,909   Dollar General Corp.                                        192,344
     3,374   Dow Jones & Co., Inc.                                       184,659
    11,286   Eastman Kodak Co.                                           332,147
    15,900   Equity Office Properties Trust                              478,272
    10,300   Equity Residential Properties Trust                         295,713
     6,734   Family Dollar Stores, Inc.                                  201,885
     7,709   Federated Department Stores, Inc.+                          315,298
    10,256   Gannett Co.                                                 689,511
    33,700   The Gap, Inc.                                               469,778
    41,071   The Gillette Co.                                          1,371,771
    11,867   Harley-Davidson, Inc.                                       644,497
     4,558   Harrah's Entertainment, Inc.+                               168,692
     6,676   Hasbro, Inc.                                                108,351
    14,484   Hilton Hotels Corp.                                         158,165
    91,083   Home Depot, Inc.                                          4,646,144
     3,781   International Flavors & Fragrances, Inc.                    112,334
     3,450   International Game Technology+                              235,635
    14,660   The Interpublic Group Cos., Inc.                            433,056
    10,263   J.C. Penney Co., Inc.                                       276,075
     4,700   Jones Apparel Group, Inc.+                                  155,899
    20,790   Kimberly-Clark Corp.                                      1,243,242
    19,538   Kmart Corp.+                                                106,677
     2,826   Knight Ridder, Inc.                                         183,492
    12,968   Kohl's Corp.+                                               913,466
    31,668   Kroger Co.+                                                 660,911
     7,646   Leggett & Platt, Inc.                                       175,858
    16,528   The Limited, Inc.                                           243,292
     2,073   Liz Claiborne, Inc.                                         103,132
    29,966   Lowe's Cos., Inc.                                         1,390,722
     9,518   Marriott International Inc., Class A Shares                 386,907
    16,881   Mattel, Inc.                                                290,353
    11,626   May Department Stores Co.                                   429,929
     2,874   Maytag Corp.                                                 89,180
    50,438   McDonald's Corp.                                          1,335,094
     7,601   McGraw Hill, Inc.                                           463,509
     1,974   Meredith Corp.                                               70,373
     6,134   Moody's Corp.                                               244,501
     6,288   The New York Times Co., Class A Shares                      271,956

                       See Notes to Financial Statements.


8   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Consumer Discretionary -- 16.4% (continued)
    10,379   Newell Rubbermaid Inc.                                 $    286,149
    10,513   NIKE Inc., Class B Shares                                   591,251
     5,201   Nordstrom, Inc.                                             105,216
    11,496   Office Depot, Inc.+                                         213,136
     7,230   Omnicom Group, Inc.                                         646,000
     6,165   Pactiv Corp.+                                               109,429
    14,548   Paychex, Inc.                                               509,762
    50,500   The Procter & Gamble Co.                                  3,996,065
     4,651   R.R. Donnelley & Sons Co.                                   138,088
     7,209   RadioShack Corp.                                            216,991
     2,224   Reebok International Ltd.+                                   58,936
     6,948   Robert Half International Inc.+                             185,512
     5,232   Sabre Holdings Corp.+                                       221,575
    19,790   Safeway, Inc.+                                              826,232
    12,870   Sears Roebuck & Co.                                         613,127
    17,942   Staples, Inc.+                                              335,515
    14,722   Starbucks Corp.+                                            280,454
     7,804   Starwood Hotels & Resorts Worldwide, Inc.                   232,949
     5,101   SUPERVALU, Inc.                                             112,834
    35,094   Target Corp.                                              1,440,609
     5,698   Tiffany & Co.                                               179,316
    10,848   TJX Cos., Inc.                                              432,401
     4,191   TMP Worldwide Inc.+                                         179,794
     7,699   Toys "R" Us, Inc.+                                          159,677
    11,665   Tribune Co.                                                 436,621
     5,708   Tricon Global Resturants, Inc.+                             280,834
     2,331   Tupperware Corp.                                             44,872
    22,336   Unilever NV                                               1,286,777
     8,169   Univision Communications Inc.+                              330,518
     4,334   VF Corp.                                                    169,069
    69,520   Viacom, Inc., Class B Shares+                             3,069,308
   174,458   Wal-Mart Stores, Inc.                                    10,040,058
    39,658   Walgreen Co.                                              1,334,888
    81,454   Walt Disney Co.                                           1,687,727
     4,452   Wendy's International, Inc.                                 129,865
     2,595   Whirlpool Corp.                                             190,291
     5,458   Winn-Dixie Stores Inc.                                       77,776
--------------------------------------------------------------------------------
                                                                      67,116,829
--------------------------------------------------------------------------------
Consumer Staples -- 5.0%
     1,516   Adolph Coors Co., Class B Shares                             80,954
    35,053   Anheuser-Busch Co., Inc.                                  1,584,746
    25,733   Archer-Daniels-Midland Co.                                  369,269
     2,678   Brown-Forman Corp., Class B Shares                          167,643
    16,003   Campbell Soup Co.                                           478,010
    97,047   The Coca-Cola Co.                                         4,575,766

                       See Notes to Financial Statements.


9   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Consumer Staples -- 5.0% (continued)
    17,321   Coca-Cola Enterprises Inc.                             $    328,060
    20,890   ConAgra, Inc.                                               496,555
     5,908   Fortune Brands, Inc.                                        233,898
    14,162   General Mills, Inc.                                         736,566
    13,606   H.J. Heinz Co.                                              559,479
     5,346   Hershey Foods Corp.                                         361,924
    15,827   Kellogg Co.                                                 476,393
     7,722   Loews Corp.                                                 427,644
    11,162   Pepsi Bottling Group, Inc.                                  262,307
    68,969   PepsiCo, Inc.                                             3,358,101
    85,771   Phillip Morris Cos., Inc.                                 3,932,600
    30,693   Sara Lee Corp.                                              682,305
    26,235   SYSCO Corp.                                                 687,882
     6,380   UST, Inc.                                                   223,300
     8,790   Wm. Wrigley Jr. Co.                                         451,542
--------------------------------------------------------------------------------
                                                                      20,474,944
--------------------------------------------------------------------------------
Finance -- 17.8%
    20,473   AFLAC, Inc.                                                 502,817
    28,210   Allstate Corp.                                              950,677
     4,148   Ambac Financial Group, Inc.                                 240,003
    51,596   American Express Co.                                      1,841,461
   102,235   American International Group, Inc.                        8,117,459
    14,414   AmSouth Bancorporation                                      272,425
    10,265   Aon Corp.                                                   364,613
    62,551   Bank of America Corp.                                     3,937,585
    28,721   The Bank of New York Co., Inc.                            1,171,817
    45,472   Bank One Corp.                                            1,775,682
    17,119   BB&T Corp.                                                  618,167
     3,665   Bear Stearns Cos. Inc.                                      214,916
     8,147   Capital One Financial Corp.                                 439,531
    54,040   The Charles Schwab Corp.                                    835,999
     8,465   Charter One Financial, Inc.                                 229,825
     6,795   Chubb Corp.                                                 468,855
     5,835   CIGNA Corp.                                                 540,613
     6,341   Cincinnati Financial Corp.                                  241,909
   196,187   Citigroup, Inc.                                           9,903,520
     6,912   Comerica, Inc.                                              396,058
    18,818   Concord EFS, Inc.+                                          616,854
    12,882   Conseco, Inc.+                                               57,454
     4,633   Countrywide Credit Industries, Inc.                         189,814
     5,636   Equifax, Inc.                                               136,109
    39,052   Fannie Mae                                                3,104,634
    22,399   Fifth Third Bancorp                                       1,379,330
    42,263   FleetBoston Financial Corp.                               1,542,600
    10,307   Franklin Resources, Inc.                                    363,528

                       See Notes to Financial Statements.


10  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Finance -- 17.8% (continued)
    26,987   Freddie Mac                                            $  1,764,950
     6,173   Golden West Financial Corp.                                 363,281
     7,188   H&R Block, Inc.                                             321,304
     9,322   Hartford Financial Services, Inc.                           585,701
    18,098   Household International, Inc.                             1,048,598
     9,710   Huntington Bancshares Inc.                                  166,915
    12,023   John Hancock Financial Services, Inc.                       496,550
    77,452   J.P. Morgan & Co., Inc.                                   2,815,380
     5,932   Jefferson Pilot Corp.                                       274,474
    16,589   KeyCorp                                                     403,776
     9,581   Lehman Brothers Holdings, Inc.                              640,011
     7,363   Lincoln National Corp.                                      357,621
    10,727   Marsh & McLennan Cos., Inc.                               1,152,616
     5,795   MBIA, Inc.                                                  310,786
    33,216   MBNA Corp.                                                1,169,203
    18,663   Mellon Financial Corp.                                      702,102
    32,687   Merrill Lynch & Co., Inc.                                 1,703,646
    29,238   MetLife, Inc.                                               926,260
     4,210   MGIC Investment Corp.                                       259,841
    43,391   Morgan Stanley Dean Witter & Co.                          2,427,293
    23,383   National City Corp.                                         683,719
     8,667   Northern Trust Corp.                                        521,927
    11,324   PNC Financial Services Group                                636,409
     2,877   The Progressive Corp.                                       429,536
    10,720   Providian Financial Corp.                                    38,056
     8,889   Regions Financial Corp.                                     267,026
     4,887   SAFECO Corp.                                                152,230
    13,291   SouthTrust Corp.                                            327,889
     8,375   St. Paul Cos.                                               368,249
    12,719   State Street Corp.                                          664,568
     8,472   Stilwell Financial, Inc.                                    230,608
    11,353   SunTrust Banks, Inc.                                        711,833
    11,306   Synovus Financial Corp.                                     283,215
     4,893   T. Rowe Price Group Inc.                                    169,934
     4,822   Torchmark Corp.                                             189,649
    74,426   U.S. Bancorp                                              1,557,736
     5,318   Union Planters Corp.                                        240,001
     9,416   UnumProvident Corp.                                         249,618
     6,308   USA Education Inc.                                          529,998
    54,760   Wachovia Corp.                                            1,717,274
    34,245   Washington Mutual, Inc.                                   1,119,811
    66,970   Wells Fargo & Co.                                         2,909,846
     5,000   XL Capital Ltd.                                             456,800
     3,532   Zion Bancorporation                                         185,713
--------------------------------------------------------------------------------
                                                                      72,986,208
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


11  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Healthcare -- 13.7%
    60,420   Abbott Laboratories                                    $  3,368,415
     5,493   AETNA, Inc.                                                 181,214
     5,114   Allergan, Inc.                                              383,806
    51,303   American Home Products Corp.                              3,147,952
     4,043   AmerisourceBergen Corp.                                     256,933
    40,665   Amgen, Inc.+                                              2,295,133
     8,182   Applera Corp. -- Applied Biosystems Group                   321,307
     2,102   Bausch & Lomb, Inc.                                          79,161
    23,057   Baxter International, Inc.                                1,236,547
    10,066   Becton Dickinson & Co.                                      333,688
     5,807   Biogen, Inc.+                                               333,031
    10,448   Biomet, Inc.                                                322,843
    15,628   Boston Scientific Corp.+                                    376,947
    75,814   Bristol-Myers Squibb & Co.                                3,866,514
     1,929   C.R. Bard, Inc.                                             124,421
    17,412   Cardinal Health, Inc.                                     1,125,860
     7,403   Chiron Corp.+                                               324,548
    43,869   Eli Lilly & Co.                                           3,445,471
     6,827   Forest Laboratories, Inc., Class A Shares+                  559,473
     8,100   Genzyme Corp. -- General Division+                          484,866
    11,997   Guidant Corp.+                                              597,451
    20,939   HCA Inc.                                                    806,989
     9,600   Health Management Associates, Inc.+                         176,640
    15,191   HEALTHSOUTH Corp.+                                          225,131
     6,560   Humana, Inc.+                                                77,342
    20,794   Immunex Corp.+                                              576,202
    11,426   IMS Health, Inc.                                            222,921
   118,149   Johnson & Johnson                                         6,982,606
     9,610   King Pharmaceuticals, Inc.+                                 404,869
     4,007   Manor Care, Inc.+                                            95,006
    11,083   McKesson HBOC, Inc.                                         414,504
     8,251   MedImmune, Inc.+                                            382,434
    47,143   Medtronic, Inc.                                           2,414,193
    89,430   Merck & Co., Inc.                                         5,258,484
   246,331   Pfizer, Inc.                                              9,816,290
     4,566   Quintiles Transnational Corp.+                               73,421
    57,083   Schering Plough Corp.                                     2,044,142
     3,307   St. Jude Medical, Inc.                                      256,789
     7,663   Stryker Corp.                                               447,289
    12,670   Tenet Healthcare Corp.+                                     743,982
    12,328   UnitedHealth Group Inc.                                     872,453
     5,100   Waters Corp.+                                               197,625
     4,148   Watson Pharmaceuticals, Inc.+                               130,206
     2,468   WellPoint Health Networks, Inc.+                            288,386
     7,556   Zimmer Holdings, Inc.+                                      230,760
--------------------------------------------------------------------------------
                                                                      56,304,245
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


12  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Integrated Oil -- 5.3%
     3,546   Amerada Hess Corp.                                     $    221,625
     2,664   Ashland, Inc.                                               122,757
    41,607   ChevronTexaco Corp.                                       3,728,403
    24,377   Conoco Inc.                                                 689,864
   269,236   Exxon Mobil Corp.                                        10,580,975
     3,852   Kerr-McGee Corp.                                            211,090
    14,367   Occidental Petroleum Corp.                                  381,156
    14,746   Phillips Petroleum Co.                                      888,594
    83,678   Royal Dutch Petroleum Co.                                 4,101,896
     3,183   Sunoco, Inc.                                                118,853
     9,553   Unocal Corp.                                                344,577
    12,017   USX Marathon Group, Inc.                                    360,510
--------------------------------------------------------------------------------
                                                                      21,750,300
--------------------------------------------------------------------------------
Materials and Processing -- 3.3%
     8,836   Air Products and Chemicals, Inc.                            414,497
    12,440   Alcan Aluminium Ltd.                                        446,969
    33,631   Alcoa Inc.                                                1,195,582
     3,022   Allegheny Technologies, Inc.                                 50,619
     4,317   Avery Dennison Corp.                                        244,040
     1,005   Ball Corp.                                                   71,054
    20,946   Barrick Gold Corp.                                          334,089
     2,055   Bemis, Inc.                                                 101,065
     3,164   Black & Decker Corp.                                        119,378
     2,161   Boise Cascade Corp.                                          73,496
    35,025   Dow Chemical Corp.                                        1,183,144
    40,767   E.I. du Pont de Nemours & Co.                             1,733,036
     3,027   Eastman Chemical Co.                                        118,114
     4,976   Ecolab, Inc.                                                200,284
     5,105   Engelhard Corp.                                             141,306
     5,578   Freeport-McMoRan Copper & Gold, Inc.+                        74,689
     8,887   Georgia Pacific Corp.                                       245,370
     2,023   Great Lakes Chemical Corp.                                   49,118
     4,163   Hercules, Inc.+                                              41,630
     7,148   Inco Ltd.+                                                  121,087
    18,792   International Paper Co.                                     758,257
     4,114   Louisiana Pacific Corp.                                      34,722
    18,025   Masco Corp.                                                 441,612
     3,910   Mead Corp.                                                  120,780
     7,652   Newmont Mining Corp.                                        146,230
     3,044   Nucor Corp.                                                 161,210
    50,704   Pharmacia Corp.                                           2,162,526
     3,062   Phelps Dodge Corp.                                           99,209
    12,682   Placer Dome, Inc.                                           138,361
     6,547   PPG Industries, Inc.                                        338,611
     6,286   Praxair, Inc.                                               347,301

                       See Notes to Financial Statements.


13  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Materials and Processing -- 3.3% (continued)
     8,615   Rohm & Hass Co.                                        $    298,337
     3,205   Sealed Air Corp.+                                           130,828
     6,097   Sherwin-Williams Co.                                        167,667
     3,020   Sigma Aldrich Corp.                                         119,018
     3,297   The Stanley Works                                           153,541
     1,964   Temple-Inland, Inc.                                         111,418
     3,493   USX-U.S. Steel Group, Inc.                                   63,258
     3,971   Vulcan Materials Co.                                        190,370
     3,920   Westvaco Corp.                                              111,524
     8,370   Weyerhaeuser Co.                                            452,650
     4,293   Willamette Industries, Inc.                                 223,751
     3,348   Worthington Industries, Inc.                                 47,542
--------------------------------------------------------------------------------
                                                                      13,777,290
--------------------------------------------------------------------------------
Other Energy -- 1.1%
     9,727   Anadarko Petroleum Corp.                                    552,980
     5,383   Apache Corp.                                                268,524
    13,099   Baker Hughes, Inc.                                          477,721
     8,270   Burlington Resources, Inc.                                  310,456
     5,038   Devon Energy Corp.                                          194,719
     4,607   EOG Resources, Inc.                                         180,180
    16,775   Halliburton Co.                                             219,752
     2,546   McDermott International, Inc.+                               31,239
     5,773   Nabors Industries, Inc.+                                    198,187
     5,217   Noble Drilling Corp.+                                       177,587
     3,732   Rowan Cos., Inc.+                                            72,289
    22,441   Schlumberger Ltd.                                         1,233,133
    12,338   Transocean Sedco Forex Inc.                                 417,271
--------------------------------------------------------------------------------
                                                                       4,334,038
--------------------------------------------------------------------------------
Producer Durables -- 8.6%
     7,799   Allied Waste Industries, Inc.+                              109,654
     7,676   American Power Conversion Corp.+                            110,995
     4,017   The B.F. Goodrich Co.                                       106,933
    34,069   Boeing Co.                                                1,321,196
    13,384   Caterpillar Inc.                                            699,314
     2,305   Centex Corp.                                                131,592
     3,701   Cooper Industries, Inc.                                     129,239
    36,430   Corning, Inc.                                               324,956
     2,262   Crane Co.                                                    57,998
     5,529   Danaher Corp.                                               333,454
     9,151   Deere & Co.                                                 399,533
     7,944   Dover Corp.                                                 294,484
    16,703   Emerson Electric Co.                                        953,741
     3,143   Fluor Corp.                                                 117,548
     7,838   General Dynamics Corp.                                      624,218

                       See Notes to Financial Statements.


14  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Producer Durables -- 8.6% (continued)
   387,573   General Electric Co.++                                 $ 15,533,926
    31,614   Honeywell, Inc.                                           1,069,185
    11,887   Illinois Tool Works, Inc.                                   804,988
     6,586   Ingersoll-Rand Co.                                          275,361
     1,720   KB Home                                                      68,972
    16,969   Lockheed Martin Corp.                                       791,943
     1,839   Millipore Corp.                                             111,627
    15,463   Minnesota Mining & Manufacturing Co.                      1,827,881
     7,707   Molex, Inc.                                                 238,532
     4,291   Northrop Grumman Corp.                                      432,576
     4,752   Pall Corp.                                                  114,333
     4,636   Parker-Hannifin Corp.                                       212,839
     4,779   PerkinElmer, Inc.                                           167,361
     2,979   Power-One, Inc.+                                             31,011
     2,295   Pulte Homes, Inc.                                           102,518
    14,949   Raytheon Co.                                                485,394
     7,083   Rockwell Collins, Inc.                                      138,118
     7,154   Rockwell International Corp.                                127,770
     5,468   Textron, Inc.                                               226,703
     7,167   Thermo Electron Corp.+                                      171,005
     2,128   Thomas & Betts Corp.                                         45,007
    75,591   Tyco International Ltd.                                   4,452,310
    18,368   United Technologies Corp.                                 1,187,124
     3,655   W.W. Grainger, Inc.                                         175,440
    24,340   Waste Management, Inc.                                      776,689
--------------------------------------------------------------------------------
                                                                      35,283,468
--------------------------------------------------------------------------------
Technology -- 18.3%
    30,925   ADC Telecommunications, Inc.+                               142,255
     9,408   Adobe Systems, Inc.                                         292,118
    13,435   Advanced Micro Devices, Inc.+                               213,079
    17,908   Agilent Technologies, Inc.+                                 510,557
    15,185   Altera Corp.+                                               322,226
    14,037   Analog Devices, Inc.+                                       623,102
     3,217   Andrew Corp.+                                                70,420
    13,514   Apple Computer, Inc.+                                       295,957
    31,806   Applied Materials, Inc.+                                  1,275,421
    11,845   Applied Micro Circuits Corp.+                               134,085
     2,088   Autodesk, Inc.                                               77,820
    24,312   Automatic Data Processing Inc.                            1,431,977
    11,231   Avaya Inc.+                                                 136,457
     9,501   BMC Software, Inc.+                                         155,531
    10,069   Broadcom Corp., Class A Shares+                             412,628
    12,689   CIENA Corp.+                                                181,580
   285,545   Cisco Systems, Inc.+                                      5,171,220
     7,275   Citrix Systems, Inc.+                                       164,852

                       See Notes to Financial Statements.


15  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Technology -- 18.3% (continued)
    65,794   Compaq Computer Corp.                                  $    642,145
    22,499   Computer Associates International, Inc.                     775,991
     6,599   Computer Sciences Corp.+                                    323,219
    14,503   Compuware Corp.+                                            170,990
     7,216   Comverse Technology, Inc.+                                  161,422
     9,686   Conexant Systems, Inc.+                                     139,091
   101,454   Dell Computer Corp.+                                      2,757,520
    18,289   Electronic Data Systems Corp.                             1,253,711
    86,078   EMC Corp.+                                                1,156,888
    15,309   First Data Corp.                                          1,200,991
     7,341   Fiserv, Inc.+                                               310,671
    12,445   Gateway, Inc.+                                              100,058
    75,809   Hewlett-Packard Co.                                       1,557,117
   262,420   Intel Corp.                                               8,253,109
    67,809   International Business Machines Corp.                     8,202,177
     8,114   Intuit Inc.+                                                346,955
     7,422   Jabil Circuit, Inc.+                                        168,628
    51,407   JDS Uniphase Corp.+                                         448,783
     7,252   KLA-Tencor Corp.+                                           359,409
     5,031   Lexmark International Group+                                296,829
    12,476   Linear Technology Corp.                                     487,063
    14,062   LSI Logic Corp.+                                            221,898
   132,927   Lucent Technologies, Inc.                                   836,111
    12,765   Maxim Integrated Products, Inc.+                            670,290
     3,262   Mercury Interactive Corp.+                                  110,843
    23,179   Micron Technology, Inc.+                                    718,549
   210,006   Microsoft Corp.+++                                       13,917,098
    85,600   Motorola, Inc.                                            1,285,712
     6,838   National Semiconductor Corp.+                               210,542
     3,783   NCR Corp.+                                                  139,441
    12,677   Network Appliance, Inc.+                                    277,246
   124,301   Nortel Networks Corp.                                       932,257
    14,245   Novell, Inc.+                                                65,385
     5,532   Novellus Systems, Inc.+                                     218,237
     5,400   NVIDIA Corp.+                                               361,260
   219,155   Oracle Corp.+                                             3,026,531
    22,229   Palm, Inc.+                                                  86,248
    10,435   Parametric Technology, Inc.+                                 81,497
    11,493   PeopleSoft, Inc.+                                           462,019
     9,670   Pitney Bowes, Inc.                                          363,689
     6,407   PMC-Sierra, Inc.+                                           136,213
     3,641   QLogic Corp.+                                               162,061
    29,554   QUALCOMM, Inc.+                                           1,492,477
    64,742   Qwest Communications International Inc.                     914,804
    20,295   Sanmina Corp.+                                              403,870
     4,699   Sapient Corp.+                                               36,276

                       See Notes to Financial Statements.


16  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Technology -- 18.3% (continued)
     6,371   Scientific-Atlanta, Inc.                               $    152,522
    17,576   Siebel Systems, Inc.+                                       491,776
    31,421   Solectron Corp.+                                            354,429
   126,935   Sun Microsystems, Inc.+                                   1,566,378
     8,939   Symbol Technologies, Inc.                                   141,951
     3,642   Tektronix, Inc.+                                             93,891
    16,112   Tellabs, Inc.+                                              242,163
     6,738   Teradyne, Inc.+                                             203,083
    67,809   Texas Instruments, Inc.                                   1,898,652
    12,558   Unisys Corp.+                                               157,477
    15,579   VERITAS Software Corp.+                                     698,251
     7,254   Vitesse Semiconductor Corp.+                                 90,385
    26,945   Xerox Corp.                                                 280,767
    12,991   Xilinx, Inc.+                                               507,299
    22,003   Yahoo! Inc.+                                                390,333
--------------------------------------------------------------------------------
                                                                      75,123,963
--------------------------------------------------------------------------------
Utilities -- 8.3%
    20,788   The AES Corp.+                                              339,884
     4,928   Allegheny Energy, Inc.                                      178,492
    12,233   ALLTEL Corp.                                                755,143
     5,264   Ameren Corp.                                                222,667
    12,523   American Electric Power, Inc.                               545,126
   134,737   AT&T Corp.                                                2,444,129
    98,747   AT&T Wireless Services Inc.+                              1,418,994
    73,112   BellSouth Corp.                                           2,789,223
    11,778   Calpine Corp.+                                              197,753
     5,485   CenturyTel, Inc.                                            179,908
     6,265   Cinergy Corp.                                               209,439
    11,248   Citizens Communications Co.+                                119,904
     5,058   CMS Energy Corp.                                            121,544
     8,301   Consolidated Edison, Inc.                                   335,028
     6,346   Constellation Energy Group                                  168,486
    10,208   Dominion Resources, Inc.                                    613,501
     6,369   DTE Energy Co.                                              267,116
    30,203   Duke Energy Corp.                                         1,185,770
    12,764   Dynegy Inc., Class A Shares                                 325,482
    12,809   Edison International+                                       193,416
    19,791   El Paso Energy Corp.                                        882,877
     8,565   Entergy Corp.                                               334,977
    12,469   Exelon Corp.                                                597,016
    11,573   FirstEnergy Corp.                                           404,824
     6,813   FPL Group, Inc.                                             384,253
     5,314   KeySpan Corp.                                               184,130
     4,518   Kinder Morgan, Inc.                                         251,607
    13,374   Mirant Corp.+                                               214,251

                       See Notes to Financial Statements.


17  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            December 31, 2001
================================================================================

   SHARES                           SECURITY                            VALUE
================================================================================
Utilities -- 8.3% (continued)
    29,690   Nextel Communications, Inc.+                           $    325,402
     6,151   Niagara Mohawk Holdings, Inc.+                              109,057
     1,736   NICOR, Inc.                                                  72,287
     8,048   NiSource Inc.                                               185,587
     1,436   Peoples Energy Corp.                                         54,467
    15,044   PG&E Corp.+                                                 289,447
     3,311   Pinnacle West Capital Corp.                                 138,565
     5,631   PPL Corp.                                                   196,240
     8,455   Progress Energy, Inc.                                       380,729
     8,123   Public Service Enterprise Group, Inc.                       342,709
    11,567   Reliant Energy, Inc.                                        306,757
   131,405   SBC Communications, Inc.                                  5,147,134
     8,026   Sempra Energy                                               197,038
    26,695   Southern Co.                                                676,718
    34,632   Sprint Corp. (FON Group)                                    695,411
    36,556   Sprint Corp. (PCS Group)+                                   892,332
     5,200   TECO Energy, Inc.                                           136,448
    10,033   TXU Corp.                                                   473,056
   105,503   Verizon Communications Inc.                               5,007,172
    20,127   Williams Cos., Inc.                                         513,641
   112,607   WorldCom, Inc.+                                           1,585,507
    13,431   Xcel Energy, Inc.                                           372,576
--------------------------------------------------------------------------------
                                                                      33,963,220
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $465,838,815)                                  408,486,673
================================================================================
    FACE
   AMOUNT                           SECURITY                            VALUE
================================================================================
U.S. TREASURY BILL -- 0.4%
$1,750,000   U.S. Treasury Bill, 0.000% due 3/14/02++
             (Cost -- $1,744,190)                                      1,744,271
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $467,583,005*)                                $410,230,944
================================================================================

+     Non-income producing security.
++ A portion of this security has been segregated for futures contracts commitments.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


18  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                            December 31, 2001
================================================================================

ASSETS:
  Investments, at value (Cost -- $467,583,005)                    $ 410,230,944
  Cash                                                                2,603,896
  Receivable for Fund shares sold                                     9,105,820
  Dividends and interest receivable                                     404,048
  Receivable for securities sold                                         68,725
-------------------------------------------------------------------------------
  Total Assets                                                      422,413,433
-------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                                  11,323,633
  Dividends payable                                                     291,430
  Payable for securities purchased                                      242,998
  Payable to broker - variation margin                                   37,875
  Investment advisory fee payable                                        30,329
  Distribution fees payable                                              22,797
  Payable to affiliate                                                   14,885
  Administration fee payable                                             10,529
  Accrued expenses                                                      144,757
-------------------------------------------------------------------------------
  Total Liabilities                                                  12,119,233
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 410,294,200
===============================================================================

NET ASSETS:
  Par value of capital shares                                     $      35,285
  Capital paid in excess of par value                               472,638,486
  Undistributed net investment income                                     9,109
  Accumulated net realized loss from security transactions
    and futures contracts                                            (5,009,636)
  Net unrealized depreciation of investments and
    futures contracts                                               (57,379,044)
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 410,294,200
===============================================================================
Shares Outstanding:
  SB Shares                                                          32,674,201
  -----------------------------------------------------------------------------
  Citi Shares                                                         2,610,521
  -----------------------------------------------------------------------------
Net Asset Value:
  SB Shares                                                       $       11.63
  -----------------------------------------------------------------------------
  Citi Shares                                                     $       11.64
================================================================================

                       See Notes to Financial Statements.


19  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Statement of Operations                     For the Year Ended December 31, 2001
================================================================================

INVESTMENT INCOME:
  Dividends                                                        $  5,294,928
  Interest                                                              542,025
  Less: Foreign withholding tax                                         (24,835)
-------------------------------------------------------------------------------
  Total Investment Income                                             5,812,118
-------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                            764,917
  Investment advisory fee (Note 2)                                      621,814
  Administration fee (Note 2)                                           414,543
  Shareholder and system servicing fees                                 387,994
  Registration fees                                                      60,831
  Shareholder communications                                             59,567
  Custody                                                                38,175
  Audit and legal                                                        36,522
  License fees                                                           20,000
  Trustees' fees                                                         14,519
  Other                                                                   8,629
-------------------------------------------------------------------------------
  Total Expenses                                                      2,427,511
  Less: Administration fee waiver (Note 2)                              (45,900)
-------------------------------------------------------------------------------
  Net Expenses                                                        2,381,611
-------------------------------------------------------------------------------
Net Investment Income                                                 3,430,507
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)          (7,034,114)
    Futures contracts                                                 2,928,859
-------------------------------------------------------------------------------
  Net Realized Loss                                                  (4,105,255)
-------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of
  Investments and Futures Contracts:
    Beginning of year                                                (1,759,456)
    End of year                                                     (57,379,044)
-------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                           (55,619,588)
-------------------------------------------------------------------------------
Net Loss on Investments                                             (59,724,843)
-------------------------------------------------------------------------------
Decrease in Net Assets From Operations                             $(56,294,336)
================================================================================

                       See Notes to Financial Statements.


20  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

                                                                     For the Years Ended December 31,
                                                                            2001             2000
=====================================================================================================
OPERATIONS:
  Net investment income                                                $   3,430,507    $   2,474,585
  Net realized gain (loss)                                                (4,105,255)       2,455,565
  Increase in net unrealized depreciation                                (55,619,588)     (39,811,091)
-----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Operations                                 (56,294,336)     (34,880,941)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (3,419,742)      (2,474,566)
  Net realized gains                                                              --       (3,560,877)
  Capital                                                                         --          (14,475)
-----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
  Distributions to Shareholders                                           (3,419,742)      (6,049,918)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                       226,290,503      267,298,274
  Net asset value of shares issued for reinvestment of dividends           3,128,312        5,770,151
  Cost of shares reacquired                                             (145,843,745)    (118,764,879)
-----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                     83,575,070      154,303,546
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    23,860,992      113,372,687

NET ASSETS:
  Beginning of year                                                      386,433,208      273,060,521
-----------------------------------------------------------------------------------------------------
  End of year*                                                         $ 410,294,200    $ 386,433,208
=====================================================================================================
* Includes undistributed (overdistributed) net investment income of:   $       9,109    $        (216)
=====================================================================================================

                       See Notes to Financial Statements.


21  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and four other funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney Mid Cap Core Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- Smith Barney Shares are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance


22  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2001, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gain and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration
   Agreement and Other Transactions

The Travelers Investment Management Company, ("TIMCO"), a wholly owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended December 31, 2001, SBFM waived a portion of its administration fees amounting to $45,900.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the account size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the year ended December 31, 2001 the Fund paid transfer agent fees of $27,000 to TB&T.


23  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Salomon Smith Barney Inc. ("SSB"), which is a subsidiary of Citigroup, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the year ended December 31, 2001, there were no brokerage commissions paid to SSB.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $129,817,712
--------------------------------------------------------------------------------
Sales                                                                 26,968,378
================================================================================

At December 31, 2001 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 30,577,738
Gross unrealized depreciation                                       (87,929,799)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (57,352,061)
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss


24  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At December 31, 2001, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the year ended December 31, 2001, the Fund did not enter into any written covered call or put option contracts.


25  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At December 31, 2001, the Fund had the following open futures contracts:

                # of                         Basis       Market     Unrealized
          Contracts to Buy   Expiration      Value        Value        Loss
================================================================================
S&P 500          15            3/21/02    $4,336,483   $4,309,500    $(26,983)
================================================================================
7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 2001, the Fund did not have any securities on loan.


26  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

8. Capital Loss Carryforwards

At December 31, 2001, the Fund had, for Federal income tax purposes, approximately $4,099,000 of capital loss carryforwards available to offset future capital gains, expiring December 2009. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

9. Shares of Beneficial Interest

At December 31, 2001, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At December 31, 2001, total paid-in capital amounted to the following for each class:

                                       SB Shares               Citi Shares
================================================================================
Total Paid-In Capital                $436,715,894             $35,957,877
================================================================================

Transactions in shares of the Fund were as follows:

                              Year Ended                     Year Ended
                           December 31, 2001              December 31, 2000
                      --------------------------     ---------------------------
                         Shares          Amount         Shares          Amount
================================================================================
SB Shares*
Shares sold           15,705,621    $192,810,268     15,684,936    $226,996,751
Shares issued on
  reinvestment           238,390       2,803,247        390,495       5,250,852
Shares reacquired     (9,993,844)   (117,637,611)    (6,179,929)    (89,480,683)
--------------------------------------------------------------------------------
Net Increase           5,950,167    $ 77,975,904      9,895,502    $142,766,920
================================================================================
Citi Shares**
Shares sold            2,770,174    $ 33,480,235      2,722,012    $ 40,301,522
Shares issued on
  reinvestment            27,618         325,065         38,545         519,299
Shares reacquired     (2,350,337)    (28,206,134)    (1,971,517)    (29,284,195)
--------------------------------------------------------------------------------
Net Increase             447,455     $ 5,599,166        789,040    $ 11,536,626
================================================================================

*     On September 5, 2000, Class A shares were renamed SB Shares.
**    On September 5, 2000, Class D shares were renamed Citi Shares.


27  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Citi Shares(1)                      2001(2)          2000(2)          1999(3)          1999(4)          1998(5)
=================================================================================================================
Net Asset Value, Beginning Year   $    13.39       $    15.01       $    14.28       $    11.99       $    11.00
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(6)              0.13             0.14             0.01             0.17             0.03
  Net realized and unrealized
    gain (loss)                        (1.76)           (1.52)            0.83             2.26             0.96
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                           (1.63)           (1.38)            0.84             2.43             0.99
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.12)           (0.11)           (0.11)           (0.07)              --
  Net realized gains                      --            (0.13)              --            (0.07)              --
  Capital                                 --            (0.00)*             --               --               --
----------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.12)           (0.24)           (0.11)           (0.14)              --
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year      $    11.64       $    13.39       $    15.01       $    14.28       $    11.99
----------------------------------------------------------------------------------------------------------------
Total Return                          (12.19)%          (9.20)%           5.91%++         20.29%            9.00%++
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)    $   30,391       $   29,968       $   20,626       $   14,068       $    1,180
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)(7)                        0.39%            0.36%            0.36%+           0.34%            0.36%+
  Net investment income                 1.01             0.90             0.90             1.08             1.33
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    7%               4%               0%               6%               4%
=================================================================================================================

(1)   On September 5, 2000, Class D shares were renamed Citi shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(4)   For the year ended November 30, 1999.
(5)   For the period from August 4, 1998 (inception date) to November 30, 1998.
(6) The administrator has agreed to waive all or a portion of its fees for the years ended December 31, 2001 and December 31, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratio would have been as follows:

                  Per Share Decreases to          Expense Ratios Without
                   Net Investment Income         Waiver and Reimbursement
                   ---------------------         ------------------------
     2001                 $0.00*                          0.40%
     2000                  0.00*                          0.36
     1999(3)               0.00*                          0.53+
     1999(4)               0.01                           0.43
     1998(5)               0.02                           1.18+

(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.39%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


28  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust ("Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the one month ended December 31, 1999, the year ended November 30, 1999, and the period from August 4, 1998 (inception date) to November 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the one month ended December 31, 1999, the year ended November 30, 1999, and the period from August 4, 1998 to November 30, 1998, in conformity with accounting principles generally accepted in the United States of America.

                                                           KPMG LLP


New York, New York
February 8, 2002


29  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney S&P 500 Index Fund ("Trust") are managed under the direction of the Smith Barney Investment Trust's ("Investment Company") Board of Trustees. Information pertaining to the Trustees and Officers of the Investment Company, is set forth below. The Statement of Additional Information includes additional information about Investment Company trustees and is available, without charge, upon request by calling the Trust's transfer agent PFPC Global Fund Services at 1-800-451-2010.

                                                                                          Number of
                                                                                         Investment
                                           Term of                                       Companies
                                         Office* and          Principal                  in the Fund                  Other
                            Position(s)    Length           Occupation(s)                  Complex                Directorships
                             Held with     of Time           During Past                  Overseen                   Held by
Name, Address and Age          Fund        Served            Five Years                  by Trustee                  Trustee
---------------------       -----------  -----------        -------------                ----------               -------------
NON-INTERESTED
TRUSTEES:

Herbert Barg                 Trustee       Since      Retired                                16                         N/A
1460 Drayton Lane                          1998
Wynnewood, PA 19096
Age: 78

Dwight B. Crane              Trustee       Since      Professor Harvard Business             23                         N/A
Harvard Business School                    1998       School; Self-Employed
Soldiers Field                                        Consultant; Director of
Morgan Hall #375                                      Vendquest Inc.; Customer
Boston, MA 02163                                      Dialogue Systems Inc.;
Age: 64                                               Microform, Inc.

Burt N. Dorsett              Trustee       Since      President - Dorsett McCabe             11                         N/A
201 East 62nd Street                       1998       Capital Management, Inc.;
Apt. 3D                                               Chief Investment Officer -
New York, NY 10021                                    Leeb Capital Management, Inc.
Age: 71                                               1999-Present; Director of
                                                      Research Corporation
                                                      Technologies

Elliot S. Jaffe              Trustee       Since      Chairman & Chief Executive              11                  The Dress Barn
The Dress Barn Inc.                        1998       Officer of The Dress Barn Inc.                              Inc.; Zweig Total
Executive Office                                                                                                  Return Fund;
30 Dunnigan Drive                                                                                                 Zweig Fund, Inc.
Suffern, NY10901
Age: 75

Stephen E. Kaufman           Trustee       Since      Attorney                               13                         N/A
Stephen E. Kaufman PC                      1998
277 Park Avenue, 47th Floor
New York, NY 10018
Age: 70

Joseph J. McCann             Trustee       Since      Retired                                11                         N/A
200 Oak Park Place                         1998
Suite One
Pittsburgh, PA 15243
Age: 71

Cornelius C. Rose, Jr.       Trustee       Since      Chief Executive Officer -               11                        N/A
8 McGee Road                               1998       Performance Learning Systems;
Woodstock, NY 12498                                   President - Rose Associates;
Age: 69                                               Director of UVTI


30  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                          Number of
                                                                                         Investment
                                           Term of                                       Companies
                                         Office* and          Principal                  in the Fund                  Other
                            Position(s)    Length           Occupation(s)                  Complex                Directorships
                             Held with     of Time           During Past                  Overseen                   Held by
Name, Address and Age          Fund        Served            Five Years                  by Trustee                  Trustee
---------------------       -----------  -----------        -------------                ----------               -------------
INTERESTED TRUSTEES:

Alfred J. Bianchetti**       Trustee       Since      Retired; Member of                     11                         N/A
19 Circle End Drive                        1998       Advisory Board -
Ramsey, NJ 07446                                      Catholic Big Brothers
Age: 79

Heath B. McLendon            Trustee/      Since      Managing Director of Salomon           74                         N/A
Salomon Smith Barney Inc.    Chairman      1998       Smith Barney Inc. ("SSB");
125 Broad Street, 9th Floor                           President and Director of SBFM
New York, NY 10004                                    and Travelers Investment
Age: 68                                               Adviser, Inc. ("TIA"); Director
                                                      of Travelers Investment Manage-
                                                      ment Company ("TIMCO")

----------
*     Trustees are elected until the Investment Company's next annual meeting and until their successors are elected and qualified.

** Mr. Bianchetti is a trustee who is an "interested person" of the Trust as defined in the 1940 Act because his son-in-law is an officer of an SBFM affiliate.

OFFICERS:

Lewis E. Daidone             Senior Vice   Since      Managing Director of                   N/A                  N/A
Salomon Smith Barney Inc.    President     1998       SSB; Director and Senior
125 Broad Street,            and Treasurer            Vice President of SBFM
11th Floor                                            and TIA
New York, NY 10004
Age: 44

Paul A. Brook                Controller    Since      Director of SSB; Managing              N/A                  N/A
Salomon Smith Barney Inc.                  1998       Director - AMT Capital
125 Broad Street, 9th Floor                           1997-1998; Prior to 1997,
New York, NY 10004                                    Partner at Ernst & Young LLP
Age: 48

Christina T. Sydor           Secretary     Since      Managing Director of                   N/A                  N/A
Salomon Smith Barney Inc.                  1998       SSB; Director and
300 First Stamford Place                              and Secretary of
Stamford, CT 06902                                    SBFM and TIA
Age: 51

Sandip A. Bhagat             Vice          Since      Managing Director of SSB;              N/A                  N/A
Travelers Investment         President     1998       President of TIMCO;
Management Company           and                      Investment Officer of SBFM
100 First Stamford Place     Investment
Stamford, CT 06902           Officer
Age: 41

John Lau                     Investment    Since      Investment Officer of                  N/A                  N/A
Travelers Investment         Officer       1998       TIMCO
Management Company
100 First Stamford Place
Stamford, CT 06902
Age: 34


31  Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

Tax Information (unaudited)

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 2001:

      o     A corporate dividends received deduction of 100.00%.

A total of 1.40% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


32   Smith Barney S&P 500 Index Fund   |   2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
S&P 500 INDEX FUND
--------------------------------------------------------------------------------

TRUSTEES

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon,
  Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

OFFICERS

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

John Lau
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER

Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY S&P 500 INDEX FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
       --------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02240 2/02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                             U.S. 5000 INDEX FUND
--------------------------------------------------------------------------------

            RESEARCH SERIES  |  ANNUAL REPORT  |  DECEMBER 31, 2001

                                [LOGO] Smith Barney
                                       Mutual Funds
                  Your Serious Money. Professionally Managed./SM/

       -----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       -----------------------------------------------------------------

              Research Series
       [GRAPHIC]

      Annual Report . December 31, 2001

      SMITH BARNEY U.S. 5000
      INDEX FUND

      BARCLAYS GLOBAL FUND ADVISORS

      Barclays Global Fund Advisors has been selected to "passively" manage the Master Portfolio. The Portfolio's holdings are adjusted periodically to reflect the changing composition of the index.

      FUND OBJECTIVE

      The Fund seeks long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Index (Wilshire 5000 Index). The Fund invests all of its assets in a "Master Portfolio" representing a sampling of securities similar to the Wilshire 5000 Index, a capitalization-weighted index of over 5,000 U.S. equity securities for which daily pricing is available.

What's Inside

        Letter from the Chairman of the Smith Barney U.S. 5000
         Index Fund................................................  1
        Smith Barney U.S. 5000 Index Fund
        Historical Performance.....................................  4
        Growth of $10,000..........................................  6
        Statement of Assets and Liabilities........................  7
        Statement of Operations....................................  8
        Statements of Changes in Net Assets........................  9
        Notes to Financial Statements.............................. 10
        Financial Highlights....................................... 13
        Independent Auditors' Report............................... 15
        Trustees Information....................................... 16
        Additional Shareholder Information......................... 18
        Master Investment Portfolio
        Schedules of Investments................................... 19
        Statements of Assets and Liabilities....................... 50
        Statements of Operations................................... 51
        Statements of Changes in Net Assets........................ 52
        Notes to Financial Statements.............................. 54
        Independent Accountants' Report............................ 59
        Change in Independent Accountants.......................... 60
        Trustees Information....................................... 61

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

[PHOTO]
Heath B. McLendon
Chairman




                         Dear Shareholder:

                         We are pleased to present the annual report for the Smith Barney U.S. 5000 Index Fund ("Fund") for the year ended December 31, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. We hope you find this report to be useful and informative.

                         Special Shareholder Notice
                         Effective July 18, 2001, the Smith Barney U.S. 5000 Index Fund was closed to new investors and the Fund terminated all systematic investment plans. On January 18, 2002, the shareholders of the Fund approved liquidating the Fund. The Fund will be liquidated on January 31, 2002, primarily because its size has remained relatively small and certain cost efficiencies that were anticipated never materialized.

                         In preparation for the liquidation, the Fund will convert its investment portfolio to cash and/or money market securities on or before January 31, 2002. At that point, the Fund will be liquidated.

Performance Update
For the year ended December 31, 2001, the Fund's Smith Barney shares without sales charges returned a negative 11.03%. For the same period the Fund's Citi shares without sales charges returned a negative 10.89%. In comparison, the Wilshire 5000 Index/1/ ("Wilshire 5000") returned a negative 12.06% for the same period.


Investment Objective and Strategy
The Fund seeks to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000. The Wilshire 5000 is an unmanaged capitalization-weighted index of more than 5,000 U.S. equity securities and consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and The NASDAQ Stock Market for which daily pricing is available./2/ The Wilshire 5000 is comprised of the stocks in the Standard & Poor's 500 Index ("S&P 500"),/3/ except for a small number of foreign stocks that represent approximately 3% of the S&P 500, and the stocks in the Wilshire 4500 Index ("Wilshire 4500")./4/ Barclay's Global Fund Advisors ("BGFA") is responsible for managing the Master Portfolio.

The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund does not buy individual securities directly. Instead, it invests all of its assets in the U.S. Equity Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), rather than directly in a portfolio of securities. MIP is a registered open-end management investment company.

--------
1 The Wilshire 5000 is the broadest stock market indicator covering the performance of the entire U.S equity market, which consists of more than 5,000 U.S. headquartered equity securities individually weighted by market capitalization. An investor cannot invest directly in an index.
2 Please note that the Wilshire 5000 is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.
3 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
4 The Wilshire 4500 measures the performance of all small- and mid-cap stocks.
  It is constructed using the Wilshire 5000 securities and then removing the companies in the S&P 500. Please note that an investor cannot invest directly in an index.


  1    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

The Master Portfolio seeks to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Index. To this end, the Master Portfolio invests substantially all of its assets in two other Master Portfolios of MIP: the Extended Index Master Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500) and the S&P 500 Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500). The Master Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Master Portfolio ("Underlying Portfolios") in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000.

The Master Portfolio follows an indexed or "passively managed" approach to investing. BGFA determines which proportion of the Equity Index Master Portfolio's assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000. In turn, the Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks. This means that BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the Wilshire 5000 as closely as possible by adjusting the Master Portfolio's portfolio periodically to reflect the companies included in the index and their weightings.

Market Overview
Overall, 2001 proved to be a challenging time for U.S. stocks. Led by the continued contraction of the economy, stock market volatility persisted through most of the year, giving investors little respite. In response to the economic slowdown, the U.S. Federal Reserve Board ("Fed") eased (i.e., reduced) short-term interest rates on 11 separate occasions during the period. Stock markets showed intermittent periods of positive response to these rate cuts, albeit nothing long-standing, as lack of corporate profitability, layoffs, and the tragic events of September 11th took precedence. The cumulative result was the first recession, which officially began March 2001, in more than a decade.

Although many parts of the stock market rallied in the fourth quarter, even this strong rebound was not enough to erase the full-year performance deficit. For example, the S&P 500, a cross-section of large-cap U.S. stocks, was up 10.69% for the fourth quarter, but it was still down negative 11.88% for the year ended December 31, 2001. Much of the market's fourth-quarter rally was led by technology companies, which was dramatically shown by the significant appreciation of the Nasdaq Composite Index ("NASDAQ")/5/. The NASDAQ, which has a large weighting in technology and small-cap stocks, increased 30.1% in the quarter. For the entire year, the NASDAQ declined 21.1%.

Market Outlook
On a brighter note, we still believe the economy is closely following the script of a classic boom-bust cycle. Prior to September 11th, the markets were in a bear phase for a significant period of time, and we believe the market events of late September may indeed mark the end of that bear phase, as we saw an emotional washout that took stocks to excess on the downside. We feel the year-end rally in the stock market may be the first indication of a market rebound and we maintain a cautiously optimistic outlook for 2002.

--------
5 The Nasdaq Composite Index is a market-value weighted index, which measures all securities listed on the NASDAQ stock market. An investor cannot invest directly in an index.


2    Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

In addition, even with all the economic and political uncertainty, a number of fundamental positives are slowly falling into place, among them:

.. lower interest rates
.. lower taxes
.. lower energy prices
.. record mortgage refinancing
.. lower oil prices

We believe these factors should lead to a stronger economy in the coming months.

In our view, the current market signals point to a very positive outlook for the market over the longer term. We feel that third quarter disappointments cleared the air for what could be more favorable expectations over the next few quarters.

The U.S. financial markets ended the year remarkably close to pre-attack levels, as the NASDAQ, S&P 500, and Dow Jones Industrial Average/6/ each closed out the year with a vigorous rebound from their late September lows. With layoff announcements and unemployment claims no longer accelerating, housing sales showing resilience, consumer confidence rebounding, and incrementally less negative comments from company management, investors bid stocks higher throughout the year in anticipation of a recovery in 2002. We expect the same factors that drove the year-end rally will be the main influence on market direction in the coming year.

Thank you for your investment in the Smith Barney U.S. 5000 Index Fund.
Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

January 25, 2002

Past performance is no indication of future results. The information contained herein is as of December 31, 2001. It is intended to be neither a forecast of future events, a guarantee of future results, nor investment advice. The information provided should not be construed as a recommendation to purchase or sell any individual security.


--------
6 The Dow Jones Industrial Average is the price-weighted average of 30 actively traded blue-chip stocks traded on the New York Stock Exchange. An investor cannot invest directly in an index.


3    Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- SMITH BARNEY U.S. 5000 INDEX SHARES/(1)/



                                     Net Asset Value
                                    -----------------
                                    Beginning   End    Income   Capital Gain      Total
Year Ended                           of Year  of Year Dividends Distributions Returns/(2)/+
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
12/31/01                             $10.52   $ 9.36    $0.00       $0.00         (11.03)%
---------------------------------------------------------------------------------------------
12/31/00                              11.64    10.52     0.05        0.01          (9.08)
---------------------------------------------------------------------------------------------
Inception* -- 12/31/99                10.00    11.64     0.00        0.00        16.40++
---------------------------------------------------------------------------------------------
  Total                                                 $0.05       $0.01
---------------------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS+

                                        Without Sales Charges/(2)/ With Sales Charges/(3)/
-------------------------------------------------------------------------------------------
Year Ended 12/31/01                              (11.03)%                          (11.03)%
-------------------------------------------------------------------------------------------
Inception* through 12/31/01                       (2.64)                            (2.64)
-------------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+

                                   Without Sales Charges/(2)/
-------------------------------------------------------------
-------------------------------------------------------------
Inception* through 12/31/01                  (5.84)%
-------------------------------------------------------------

(1) Effective September 5, 2000, Class A shares were renamed Smith Barney U.S. 5000 Index shares ("SB shares").
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, and does not reflect the deduction of the redemption fee.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any and reflects the deduction of the 0.75% redemption fee. Effective September 5, 2000, SB shares will charge a redemption fee, payable to the Fund, on the sale or exchange of any shares purchased on or after September 5, 2000 and held for less than 180 days. Shares purchased prior to September 5, 2000 are not subject to the redemption fee.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 *    Inception date for SB shares is October 18, 1999.


  4    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CITI U.S. 5000 INDEX SHARES



                                  Net Asset Value
                                 -----------------
                                 Beginning   End    Income   Capital Gain     Total
Year Ended                        of Year  of Year Dividends Distributions Returns/(1)/ +
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
12/31/01                          $10.56   $ 9.41    $0.00       $0.00           (10.89)%
------------------------------------------------------------------------------------------
Inception* -- 12/31/00             11.95    10.56     0.03        0.01           (11.33)++
------------------------------------------------------------------------------------------
Total                                                $0.03       $0.01
------------------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS+

                                      Without Sales Charges/(1)/ With Sales Charges/(2)/
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Year Ended 12/31/01                            (10.89)%                  (10.89)%
----------------------------------------------------------------------------------------
Inception* through 12/31/01                    (16.65)                   (16.65)
----------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+

                            Without Sales Charges/(1)/
------------------------------------------------------
------------------------------------------------------
Inception* through 12/31/01          (20.98)%
------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, and does not reflect the deduction of the redemption fee.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any and reflects the deduction of the 0.75% redemption fee. Effective September 5, 2000, Citi U.S. 5000 Index shares ("Citi shares") will charge a redemption fee, payable to the Fund, on the sale or exchange of any shares purchased on or after September 5, 2000 and held for less than 180 days. Shares purchased prior to September 5, 2000 are not subject to the redemption fee.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*   Inception date for Citi shares is September 15, 2000.


 5   Smith Barney U.S. 5000 Index Fund  |  2001 Annual Report to Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)


Growth of $10,000 Invested in SB Shares of the
Smith Barney U.S. 5000 Index Fund vs. Wilshire 5000 Index+
--------------------------------------------------------------------------------

                         October 1999 -- December 2001


                                    [CHART]

          SB U.S. 5000 Index Fund -- SB Shares    Wilshire 5000 Index
Oct 1999               10,000                          10,000
Dec 1999               11,640                          11,120
Jun 2000               11,726                          11,044
Dec 2000               10,583                           9,927
Jun 2001                9,899                           9,358
Dec 2001                9,416                           8,844

+Hypothetical illustration of $10,000 invested in SB shares on October 18, 1999
 (inception date), assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2001. The Wilshire 5000 Index is a capitalization-weighted index of over 5,000 U.S. equity securities and consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market for which daily pricing is available. The Wilshire 5000 is comprised of stocks in the Standard & Poor's 500 Index ("S&P 500") except for a small number of foreign stocks that represent approximately 3% of the S&P 500, and the stocks in the Wilshire 4500 Index. An investor cannot invest directly in an index. The performance of the Fund's Citi shares may be greater or less than the SB shares' performance indicated on this chart, depending on whether greater or lesser expenses were incurred by the Fund. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.


  6    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND

              STATEMENT OF ASSETS AND LIABILITIES             DECEMBER 31, 2001

   ASSETS:
      Investment in Master Portfolio, at value (Note 1)         $ 4,684,229
      Receivable from Administrator                                 145,134
   -------------------------------------------------------------------------
      Total Assets                                                4,829,363
   -------------------------------------------------------------------------
   LIABILITIES:
      Distribution fees payable                                         809
      Payable for Fund shares purchased                              50,564
      Accrued expenses                                               78,615
   -------------------------------------------------------------------------
      Total Liabilities                                             129,988
   -------------------------------------------------------------------------
   Total Net Assets                                             $ 4,699,375
   -------------------------------------------------------------------------
   NET ASSETS:
      Paid in capital                                           $ 6,920,548
      Undistributed net investment income                            37,249
      Accumulated net realized loss from security transactions     (269,001)
      Net unrealized depreciation of investments                 (1,989,421)
   -------------------------------------------------------------------------
   Total Net Assets                                             $ 4,699,375
   -------------------------------------------------------------------------
   Shares Outstanding:
      SB Shares                                                     500,662
   ------------------------------------------------------------------------
      Citi Shares                                                     1,351
   ------------------------------------------------------------------------
   Net Asset Value:
      SB Shares*                                                      $9.36
   ------------------------------------------------------------------------
      Citi Shares*                                                    $9.41
   -------------------------------------------------------------------------

*Redemption price is NAV for shares purchased prior to September 5, 2000. If shares were purchased on or after September 5, 2000, redemption price is NAV reduced by a 0.75% redemption fee, which is applicable, if shares are sold or exchanged within 180 days from initial purchase (See Note 2).


                      See Notes to Financial Statements.



  7    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND



 STATEMENT OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
   Dividends                                                             $    70,854
   Interest                                                                   13,137
   Less: Expenses (Note 2)                                                    (4,038)
-------------------------------------------------------------------------------------
   Net Investment Income Allocated From Master Portfolio                      79,953
-------------------------------------------------------------------------------------
EXPENSES:
   Shareholder servicing fees (Note 2)                                        71,548
   Shareholder communications                                                 62,458
   Audit and legal                                                            36,149
   Fund accounting and administration fees (Note 2)                           20,933
   Distribution plan fees (Note 2)                                            13,260
   Administration fees (Note 2)                                               10,473
   Trustees and meeting fees                                                   5,709
   Other                                                                      10,291
-------------------------------------------------------------------------------------
   Total Expenses                                                            230,821
-------------------------------------------------------------------------------------
   Less: Administration fee waiver (Note 2)                                  (10,473)
       Expense reimbursement by Administrator (Note 2)                      (178,881)
-------------------------------------------------------------------------------------
   Total Waivers and Reimbursements                                         (189,354)
-------------------------------------------------------------------------------------
   Net Expenses                                                               41,467
-------------------------------------------------------------------------------------
Net Investment Income                                                         38,486
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIO (NOTE 1):
   Realized Loss From:
     Security transactions                                                  (247,057)
-------------------------------------------------------------------------------------
   Net Realized Loss                                                        (247,057)
-------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation) of Investments:
     Beginning of year                                                     1,043,772
     End of year                                                          (1,989,421)
-------------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation                                  (945,649)
-------------------------------------------------------------------------------------
Net Loss on Investments                                                   (1,192,706)
-------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                   $(1,154,220)
-------------------------------------------------------------------------------------



                      See Notes to Financial Statements.



  8    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND


         STATEMENTS OF CHANGES IN NET ASSETS   FOR THE YEARS ENDED DECEMBER 31,

                                                                      2001         2000
--------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                           $    38,486  $    30,965
   Net realized gain (loss)                                           (247,057)       6,535
   Increase in net unrealized depreciation                            (945,649)  (1,104,188)
--------------------------------------------------------------------------------------------
   Decrease in Net Assets From Operations                           (1,154,220)  (1,066,688)
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    --      (35,676)
   Net realized gain                                                        --       (9,651)
--------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distribution to Shareholders                 --      (45,327)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
   Net proceeds from sale of shares                                  2,059,561   10,269,563
   Net asset value of shares issued for reinvestment of dividends           --       44,259
   Cost of shares reacquired                                        (4,004,560)  (2,689,778)
--------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share Transactions   (1,944,999)   7,624,044
--------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   (3,099,219)   6,512,029

NET ASSETS:
   Beginning of year                                                 7,798,594    1,286,565
--------------------------------------------------------------------------------------------
   End of year*                                                    $ 4,699,375  $ 7,798,594
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $37,249          $44
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



  9    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND


 NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies

The Smith Barney U.S. 5000 Index Fund ("Fund") is a separate series of Smith Barney Investment Trust ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. To achieve its investment objective, the Fund invests all of its investable assets in the U.S. Equity Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company with the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2001, the value of the Fund's investment in the Master Portfolio was 8.96% of the outstanding interest of the Master Portfolio.

The financial statements of the Master Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The significant accounting policies consistently followed by the Fund are in conformity with accounting principles generally accepted in the United States of America and are as follows: (a) valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report; (b) the Fund earns income, net of Master Portfolio expenses, daily based on its investment in the Master Portfolio; (c) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (d) the Fund bears a pro rata portion of the investment advisory and administration fees paid by the Master Portfolio; (e) dividends and distributions to shareholders are recorded on ex-dividend date; (f) all the net investment income, realized and unrealized gain and loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the identified cost basis; and (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gain amounting to $138 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.


 10    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings, which, in turn, is a subsidiary of Citigroup, Inc. ("Citigroup") acts as the Fund's administrator. The Fund's management fee is calculated at an annual rate not to exceed 0.23% of the Fund's average daily net assets. This management fee includes an investment management and administration fee payable by the Master Portfolio (0.08% of the Master Portfolio's average daily net assets); and an administration fee (0.15% of the Fund's average daily net assets) payable by the Fund. This fee is calculated daily and paid monthly. For the year ended December 31, 2001, SBFM waived all of its administration fees amounting to $10,473 and agreed to reimburse expenses of $178,881.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the account size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the year ended December 31, 2001, the Fund paid transfer agent fees of $52,007 to TB&T and out-of-pocket expenses of $19,541 to BFDS.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its SB shares calculated at an annual rate of 0.20% of the average daily net assets of the Fund.

Effective September 5, 2000, SB and Citi shares started to charge a redemption fee, payable to the Fund, on the sale or exchange of any shares purchased on or after September 5, 2000 and held for less than 180 days. Shares purchased prior to September 5, 2000 are not subject to redemption fees.

Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates. Neither received compensation from the Fund or the Trust for providing services to the Fund.

At January 31, 2002, the Fund liquidated all Fund shares.

3. Capital Loss Carryforward

At December 31, 2001, the Fund had, for Federal income tax purposes, approximately $176,100 of capital loss carryforwards, expiring on December 31, 2009, available to offset future net realized gains. To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, if any, will not be distributed.


 11    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND

4. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund has the ability to issue multiple classes of shares and is currently offering two classes, SB Shares and Citi Shares. Effective September 5, 2000, Class A shares were renamed SB Shares. Transactions in shares of beneficial interest were as follows:

                                                 Year Ended             Year Ended
                                             December 31, 2001      December 31, 2000*
                                           ---------------------  ---------------------
SB Shares                                   Shares     Amount      Shares     Amount
----------------------------------------------------------------------------------------
Shares sold                                 205,636  $ 2,044,553   877,396  $10,266,770
Shares issued on reinvestment of dividends       --           --     4,179       44,250
Shares reacquired                          (446,141)  (4,000,393) (250,659)  (2,689,641)
----------------------------------------------------------------------------------------
Net Increase (Decrease)                    (240,505) $(1,955,840)  630,916  $ 7,621,379
----------------------------------------------------------------------------------------

Citi Shares
----------------------------------------------------------------------------------------
Shares sold                                   1,535  $    15,008       252  $     2,793
Shares issued on reinvestment of dividends       --           --         1            9
Shares reacquired                              (425)      (4,167)      (12)        (137)
----------------------------------------------------------------------------------------
Net Increase                                  1,110  $    10,841       241  $     2,665
----------------------------------------------------------------------------------------

* For Citi shares, transactions are for the period from September 15, 2000 (inception date) to December 31, 2000.


12    Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND



 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout the year ended December 31, unless otherwise noted:

     SB Shares                                 2001     2000    1999/(1)/
     ---------------------------------------------------------------------
     Net Asset Value, Beginning of Year       $10.52   $11.64    $10.00
     ---------------------------------------------------------------------
     Income (Loss) From Operations:
      Net investment income/(2)(3)/             0.07     0.06      0.01
      Net realized and unrealized gain (loss)  (1.23)   (1.12)     1.63
     ---------------------------------------------------------------------
     Total Loss From Operations                (1.16)   (1.06)     1.64
     ---------------------------------------------------------------------
     Less Distributions:
      Net investment income                       --    (0.05)       --
      Net realized gains                          --    (0.01)       --
     ---------------------------------------------------------------------
     Total Distributions                          --    (0.06)       --
     ---------------------------------------------------------------------
     Net Asset Value, End of Year             $ 9.36   $10.52    $11.64
     ---------------------------------------------------------------------
     Total Return                             (11.03)%  (9.08)%   16.40%++
     ---------------------------------------------------------------------
     Net Assets, End of Year (000's)          $4,687   $7,796    $1,287
     ---------------------------------------------------------------------
     Ratios to Average Net Assets:
      Expenses/(3)(4)(5)/                       0.61%    0.68%     0.68%+
      Net investment income                     0.57     0.50      0.62+
     ---------------------------------------------------------------------
     Portfolio Turnover Rate/(6)/                 11%      17%        9%
     ---------------------------------------------------------------------

(1) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) SBFM has agreed to waive all of its administration fees for the year ended December 31 , 2001, the year ended December 31, 2000 and the period ended December 31, 1999. In addition, SBFM has agreed to reimburse expenses amounting to $178,881, $184,346 and $23,824 for the year ended December 31, 2001, the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees were not waived or expenses reimbursed, the per share decrease to net investment income and actual expense ratio would have been as follows:

                 Per Share Decrease to    Expense Ratio Without Fee Waiver and
                 Net Investment Income           Expense Reimbursement
                 ---------------------    ------------------------------------
                  2001    2000   1999     2001           2000             1999
                  -----  -----  -----     ----           ----           -------
       SB Shares $0.38   $0.34  $0.21     3.42%          3.63%          22.19%+

(4) As a result of an expense limitation, expense ratios will not exceed 0.68%.
(5) This expense ratio includes expenses allocated from the Master Portfolio.
(6) This rate represents the portfolio turnover rate of the U.S. Equity Index Master Portfolio.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


 13    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND

For a share of beneficial interest outstanding throughout the period ended December 31, unless otherwise noted:

            Citi Shares                         2001    2000/(1)/
            --------------------------------------------------------
            Net Asset Value, Beginning of Year $10.56    $ 11.95
            --------------------------------------------------------
            Income (Loss) From Operations:
             Net investment income/(2)(3)/       0.06       0.03
             Net realized and unrealized loss   (1.21)     (1.38)
            --------------------------------------------------------
            Total Loss From Operations          (1.15)     (1.35)
            --------------------------------------------------------
            Less Distributions:
             Net investment income                 --      (0.03)
             Net realized gains                    --      (0.01)
            --------------------------------------------------------
            Total Distributions                    --      (0.04)
            --------------------------------------------------------
            Net Asset Value, End of Year       $ 9.41    $ 10.56
            --------------------------------------------------------
            Total Return++                     (10.89)%   (11.33)%++
            --------------------------------------------------------
            Net Assets, End of Year (000's)       $13         $3
            --------------------------------------------------------
            Ratios to Average Net Assets:
             Expenses/(3)(4)(5)/                 0.48%      0.48%+
             Net investment income               0.88       0.86+
            --------------------------------------------------------
            Portfolio Turnover Rate/(6)/           11%        17%
            --------------------------------------------------------

(1) For the period from September 15, 2000 (inception date) to December 31,
    2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) SBFM has agreed to waive all of its administration fees for the year ended December 31, 2001, the year ended December 31, 2000 and the period ended December 31, 1999. In addition, SBFM has agreed to reimburse expenses amounting to $178,881, $184,346 and $23,824 for the year ended December 31, 2001, the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees were not waived or expenses reimbursed, the decrease to net investment income and actual expense ratio for Citi shares would have been $0.21 and $63.87 and 3.28% and 2,015.16%, respectively, for the year ended December 31, 2001 and the period ended December 31, 2000.
(4) As a result of an expense limitation, expense ratios will not exceed 0.48%.
(5) This expense ratio includes expenses allocated from the Master Portfolio.
(6) This rate represents the portfolio turnover rate of the U.S. Equity Index Master Portfolio.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


14   Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND
 INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities of the Smith Barney U.S. 5000 Index Fund (the "Fund"), a series of Smith Barney Investment Trust, as of December 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney U.S. 5000 Index Fund as of December 31, 2001, the results of its operations, changes in its net assets and its financial highlights for the years or periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
February 11, 2002


15    Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND


 TRUSTEES INFORMATION (UNAUDITED)


Information about Trustees and Officers

The business and affairs of the Smith Barney Investment Trust ("Trust") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Smith Barney U.S. 5000 Index Fund ("Fund"), a series of the Trust, is set forth below. The Statement of Additional Information includes additional information about fund Trustees and is available, without charge, upon request by calling the Fund's transfer agent PFPC Global Fund Services at 1-800-451-2010.

                                                                                         Number of Investment
                                          Term of Office*    Principal Occupation(s)          Companies
                         Position(s) Held  and Length of           During Past             in Fund Complex
Name, Address and Age       with Fund       Time Served              5 Years             Overseen by Director
--------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
Herbert Barg                 Trustee           Since      Retired                                 16
1460 Drayton Lane                               1995
Wynnewood, PA 19096
Age 78

Dwight B. Crane              Trustee           Since      Professor--Harvard Business             23
Harvard Business School                         1995      School; Self-Employed
Soldiers Field                                            Consultant; Director--
Morgan Hall #375                                          Vendquest, Inc.; Customer
Boston, MA 02163                                          Dialogue Systems, Inc.;
Age 64                                                    Microforum, Inc.

Burt N. Dorsett              Trustee           Since      President--Dorsett McCabe               11
201 East 62nd Street                            1991      Capital Management Inc.;
Apt. 3C                                                   Chief Investment Officer--
New York, NY 10021                                        Leeb Capital Management,
Age 71                                                    Inc. 1999-Present; Director--
                                                          Research Corporation
                                                          Technologies

Elliot S. Jaffe              Trustee           Since      Chairman & Chief Executive              11
The Dress Barn Inc.                             1991      Officer of The Dress Barn Inc.
Executive Office
30 Dunnigan Drive
Suffern, NY 10901
Age 75

Stephen E. Kaufman           Trustee           Since      Attorney                                13
Stephen E. Kaufman PC                           1995
277 Park Avenue, 47th Fl
New York, New York
Age 70

Joseph J. McCann             Trustee           Since      Retired                                 11
200 Oak Park Place                              1995
Suite One Pittsburgh, PA
15243
Age 71

Cornelius C. Rose, Jr.       Trustee           Since      Chief Executive Officer--               11
8 McGee Road                                    1991      Performance Learning
Woodstock, NY 12498                                       Systems; President--Rose
Age 69                                                    Associates; Director--UVTI


                         Other Directorships
Name, Address and Age      Held by Trustee
---------------------------------------------
Non-Interested Trustees:
Herbert Barg                     None
1460 Drayton Lane
Wynnewood, PA 19096
Age 78

Dwight B. Crane                  None
Harvard Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 64

Burt N. Dorsett                  None
201 East 62nd Street
Apt. 3C
New York, NY 10021
Age 71



Elliot S. Jaffe          The Dress Barn Inc.;
The Dress Barn Inc.      Zweig Total Return
Executive Office         Fund; Zweig Fund,
30 Dunnigan Drive        Inc.
Suffern, NY 10901
Age 75

Stephen E. Kaufman               None
Stephen E. Kaufman PC
277 Park Avenue, 47th Fl
New York, New York
Age 70

Joseph J. McCann                 None
200 Oak Park Place
Suite One Pittsburgh, PA
15243
Age 71

Cornelius C. Rose, Jr.           None
8 McGee Road
Woodstock, NY 12498
Age 69


16   Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND

                                                                                     Number of Investment
                                      Term of Office*    Principal Occupation(s)          Companies
Name, Address and    Position(s) Held  and Length of           During Past             in Fund Complex    Other Directorships
Age                     with Fund       Time Served              5 Years             Overseen by Director  Held by Director
-----------------------------------------------------------------------------------------------------------------------------
Interested Trustees:
Alfred Bianchetti **     Trustee           Since      Retired; Advisory Board--               11                 None
19 Circle End Drive                         1995      Catholic Big Brothers
Ramsey, NJ 07446
Age 79

Heath B. McLendon        Trustee/          Since      Managing Director of Salomon            74                 None
Salomon Smith            Chairman           1991      Smith Barney Inc. ("SSB");
Barney Inc.                                           President and Director of SBFM
125 Broad Street,                                     and Travelers Investment
9th Floor                                             Adviser, Inc ("TIA");
New York, NY 10004                                    Director of The Travelers
Age 68                                                Investment Management
                                                      Company

 * Trustees are elected until the Trust's next annual meeting and until their successors are elected and qualified.
** Mr. Bianchetti and Mr. McLendon are trustees who are "interested persons" of the Trust as defined in the 1940 Act because Mr. Bianchetti's son-in-law is an officer of an SBFM affiliate and Mr. McLendon is an officer of SBFM and its affiliates.

Officers:
Lewis E. Daidone                                  Senior Vice   Since Managing Director of SSB;     N/A N/A
Salomon Smith Barney Inc.                         President and 1998  Director and Senior Vice
125 Broad Street,                                 Treasurer           President of SBFM and TIA
New York, NY 10004
Age 44

Paul A. Brook                                     Controller    Since Director of SSB;              N/A N/A
Salomon Smith Barney Inc.                                       1998  Managing Director--
125 Broad Street, 9th Floor                                           AMT Capital 1997-1998
New York, NY 10004
Age 48

Christina T. Sydor                                Secretary     Since Managing Director of SSB;     N/A N/A
Salomon Smith Barney Inc.                                       1998  General Counsel and Secretary
300 First Stamford Place                                              of SBFM and TIA
4th Floor
Stamford, CT 06902
Age 51



17   Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SMITH BARNEY U.S. 5000 INDEX FUND


 ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)


On January 18, 2002, a special meeting of the shareholders of the Smith Barney U.S. 5000 Index Fund was held for the purpose of voting on the following matter:

  1.To approve the liquidation and dissolution of the Fund.

    The results of the vote on Proposal 1 were as follows:

                    % of       Votes        % of       Votes       % of
     Votes For  Shares Voted  Against   Shares Voted Abstained Shares Voted
     ----------------------------------------------------------------------
     297,542.00    67.558%   129,921.00    29.499%   12,961.00    2.943%
     ----------------------------------------------------------------------


18   Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS                           DECEMBER 31, 2001


        ---------------------------------------------------------------
          Extended Index
          Master Portfolio                          Shares        Value
        ---------------------------------------------------------------
          COMMON STOCKS--97.69%
        ---------------------------------------------------------------
          Advertising--0.59%
          +   Ackerly Group Inc. (The)              2,920  $     51,099
          +   ADVO Inc.                             1,702        73,186
          +   APAC Customer Services Inc.           3,944        10,254
          +   Catalina Marketing Corp.              3,151       109,340
          +   Donnelley (R.H.) Corp.                2,230        64,781
          +   Getty Images Inc.                     3,366        77,351
              Grey Global Group Inc.                   55        36,671
              Harte-Hanks Inc.                      3,476        97,919
          +   Interep National Radio Sales Inc. "A" 3,040        14,288
          +   Key3Media Group Inc.                  4,537        24,182
          +   Lamar Advertising Co.                 5,176       219,152
          +   Marketing Services Group Inc.         1,300         4,134
          +   Modem Media Inc.                      2,000         6,700
              Penton Media Inc.                     2,119        13,265
          +   Simon Worldwide Inc.                  1,891           303
          +   Sitel Corp.                           4,768        11,443
          +   24/7 Media Inc.                       2,732           629
          +   Valuevision International Inc. "A"    2,142        41,962
          +   West Corp.                            4,233       105,571
                                                           ------------
                                                                962,230
                                                           ------------
          Aerospace/Defense--0.50%
              AAR Corp.                             2,040        18,380
          +   Alliant Techsystems Inc.              1,604       123,829
          +   BE Aerospace Inc.                     2,187        20,055
              Curtiss Wright Corp.                  1,056        50,424
          +   Fairchild Corp. (The) "A"             6,531        18,940
              GenCorp. Inc.                         2,957        41,723
          +   Hawker Pacific Aerospace              6,800        14,960
              HEICO Corp.                           1,209        18,220
              HEICO Corp. "A"                       1,469        19,817
          +   Kreisler Manufacturing Corp.          2,500        20,875
          +   L-3 Communications Holdings Inc.      2,524       227,160
          +   Orbital Sciences Corp.                4,247        17,540
          +   Sequa Corp. "A"                         864        41,057
          +   Teledyne Technologies Inc.            1,800        29,322
          +   Titan Corp. (The)                     4,376       109,181
          +   United Defense Industries Inc.        1,873        39,427
                                                           ------------
                                                                810,910
                                                           ------------
          Agriculture--0.06%
              Delta & Pine Land Co.                 3,114        70,470
              Dimon Inc.                            4,000        28,800
          +   Northland Cranberries Inc. "A"          532           266
                                                           ------------
                                                                 99,536
                                                           ------------
          Airlines--0.28%
          +   Airtran Holdings Inc.                 3,693        24,374
          +   Alaska Air Group Inc.                 1,272        37,015
          +   American West Holdings Corp. "B"      2,024         7,084
          +   Atlantic Coast Airlines Holdings Inc. 2,718        63,302
          +   Continental Airlines Inc. "B"         3,264        85,549
          +   Midwest Express Holdings Inc.         1,830        26,718
          +   Northwest Airlines Corp. "A"          5,635        88,469
              SkyWest Inc.                          3,168        80,626
              UAL Corp.                             2,876        38,826
                                                           ------------
                                                                451,963
                                                           ------------

         --------------------------------------------------------------
                                                    Shares        Value
         --------------------------------------------------------------
         Apparel--0.17%
         +   Cherokee Inc.                          1,989  $     22,078
             Garan Inc.                             1,089        46,282
             Oxford Industries Inc.                 1,514        35,730
             Phillips-Van Heusen Corporation        2,403        26,193
             Stride Rite Corp.                      4,777        31,289
         +   Timberland Co. "A"                     2,452        90,920
         +   Unifi Inc.                             4,132        29,957
                                                           ------------
                                                                282,449
                                                           ------------
         Auto Manufacturers--0.21%
         +   Aftermarket Technology Corp.           1,845        29,889
         +   American Axle & Manufacturing Holdings
              Inc.                                  3,100        66,278
             AO Smith Corp. "B"                     1,742        33,969
             BorgWarner Inc.                        1,145        59,826
             CLARCOR Inc.                           1,991        54,056
         +   Dura Automotive Systems Inc.           1,122        12,342
             Exide Corp.                            3,355         4,127
             Oshkosh Truck Corp.                    1,007        49,091
         +   Standard Automotive Corp.              2,600           312
         +   Starcraft Corp.                        2,200         8,910
             Titan International Inc.               2,171        10,291
             Wabash National Corp.                  2,527        19,711
                                                           ------------
                                                                348,802
                                                           ------------
         Auto Parts & Equipment--0.29%
             ArvinMeritor Inc.                      4,538        89,126
             Bandag Inc.                            1,181        41,052
         +   Collins & Aikman Corp.                 6,000        46,200
             Donnelly Corp.                         1,171        15,399
             Edelbrock Corp.                        1,734        17,479
         +   Federal-Mogul Corp.                    4,111         3,248
         +   Lear Corp.                             3,383       129,028
             Modine Manufacturing Co.               1,524        35,555
             Superior Industries
             International Inc.                     1,424        57,316
         +   Tenneco Automotive Inc.                6,600        13,464
         +   Tower Automotive Inc.                  3,068        27,704
                                                           ------------
                                                                475,571
                                                           ------------
         Banks--8.02%
             AMCORE Financial Inc.                  2,295        51,293
             American Bancorp                       1,240        27,900
             Anchor BanCorp Wisconsin Inc.          2,823        50,080
         +   Arch Capital Group Ltd.                2,263        58,272
             Area Bancshares Corp.                  2,850        55,490
             Associated Bancorp                     3,874       136,713
             Astoria Financial Corp.                5,492       145,318
         +   Banc Corp. (The)                       1,790        12,440
             BancFirst Corp.                          415        14,400
             BancFirst Ohio Corp.                   2,406        58,105
             Bancorp South Inc.                     4,398        73,007
             Bank Mutual Corp.                      1,500        22,920
             Banknorth Group Inc.                   9,664       217,633
         +   Bay View Capital Corp.                 3,641        26,689
         +   BOK Financial Corp.                    4,038       127,237
             Boston Private Financial Holdings Inc. 1,600        35,312
             Bostonfed Bancorp Inc.                 1,892        45,597
             Brookline Bancorp Inc.                 3,901        64,132
             Bryn Mawr Bank Corp.                   1,058        29,888


  The accompanying notes are an integral part of these financial statements.



19    Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          -----------------------------------------------------------
          Extended Index
          Master Portfolio                        Shares        Value
          -----------------------------------------------------------
          COMMON STOCKS--(Continued)
          -----------------------------------------------------------
              California Independent Bancorp        929  $     21,042
          +   Capital Bank Corp.                  2,500        27,000
              Capital City Bank Group Inc.        1,426        34,552
          +   Capital Crossing Bank               2,481        45,526
              Cathay Bancorp Inc.                   901        57,709
              CFS Bancorp Inc.                    3,746        53,755
              Chemical Financial Corp.            2,818        84,991
              Chester Valley Bancorp              1,292        18,346
              Chittenden Corp.                    1,436        39,634
              Citizens Banking Corp.              2,343        77,038
              Citizens First Financial Corp.      1,522        26,943
              City National Corp.                 2,611       122,325
              CoBiz Inc.                          1,419        19,156
              Colonial BancGroup Inc.             8,391       118,229
              Commerce Bancorp Inc.               3,968       156,101
              Commerce Bancshares Inc.            3,465       135,100
              Commercial Federal Corp.            2,308        54,238
              Community First Bankshares Inc.     2,411        61,939
              Community Trust Bancorp Inc.        1,000        23,750
              Compass Bancshares Inc.             7,659       216,750
              Connecticut Bankshares Inc.         1,000        25,850
              CORUS Bankshares Inc.               1,651        74,955
              Cullen/Frost Bankers Inc.           2,488        76,829
              CVB Financial Corp.                 2,767        64,748
              Dime Bancorp Inc.                   6,991       252,235
              Downey Financial Corp.              1,158        47,767
              East West Bancorp Inc.              2,200        56,650
              F.N.B. Corp.                        2,418        63,714
              Farmers Capital Bank Corp.          1,078        39,530
              Fidelity Bankshares Inc.            3,019        48,213
              Fidelity National Corp.             2,763        20,170
              Financial Institutions Inc.         1,000        23,400
              First Bancorp North Carolina          858        19,348
              First BanCorp.                      2,733        77,890
          +   First Banks America Inc.            1,000        31,520
              First Citizens Bancshares Inc. "A"    909        88,855
              First Commonwealth Financial Corp.  2,868        33,039
              First Federal Financial of Kentucky   552         9,252
              First Financial Bancorp             3,790        66,894
              First Merchants Corp.                 809        19,432
              First Midwest Bancorp Inc.          2,060        60,131
              First Niagara Financial Group Inc.  2,931        49,329
          +   First Republic Bank                 1,000        24,150
              First Sentinel Bancorp Inc.         4,730        59,220
              1st Source Corp.                    2,146        44,422
              First Tennessee National Corp.      7,537       273,292
              First Virginia Banks Inc.           2,540       128,930
              Firstfed America Bancorp Inc.       1,289        22,364
          +   FirstFed Financial Corp.            1,445        37,035
              FirstMerit Corp.                    5,590       151,433
              FMS Financial Corp.                 1,000         8,930
              Frontier Financial Corp.            2,004        52,425
              Fulton Financial Corp.              4,272        93,258
              GA Financial Inc.                   1,963        32,880
              GBC Bancorp                         1,033        30,473
              Glacier Bancorp Inc.                1,000        20,820
              Golden State Bancorp Inc.           7,556       197,589
              Greater Bay Bancorp                 2,058        58,818

          ------------------------------------------------------------
                                                   Shares        Value
          ------------------------------------------------------------
              Greenpoint Financial Corp.            5,580 $    199,485
              Hancock Holding Co.                   1,168       50,271
              Harbor Florida Bancshares Inc.        4,183       71,111
              Hibernia Corp. "A"                   11,096      197,398
              Hudson City Bancorp Inc.              6,800      179,180
              Hudson River Bancorp Inc.             1,500       32,850
              Hudson United Bancorp                 2,721       78,093
              Independence Community Bank Corp.     3,455       78,636
              Independent Bank Corp. (MA)           1,748       37,565
              Independent Bank Corp. (MI)           2,179       60,576
          +   IndyMac Bancorp Inc.                  4,338      101,422
              Integra Bank Corp.                    1,697       35,535
              International Bancshares Corp.        2,108       88,852
              Investors Financial Services Corp.    1,900      125,799
              Irwin Financial Corp.                 2,369       40,273
          +   Local Financial Corporation           1,300       18,187
              M&T Bank Corp.                        5,602      408,106
              MAF Bancorp Inc.                      2,336       68,912
              Mahaska Investment Co.                1,062       12,425
              Main Street Bancorp Inc.              1,900       29,678
              Main Street Banks Inc.                1,000       16,400
              Marshall & Ilsley Corp.               5,745      363,544
              Medallion Financial Corp.             1,916       15,136
              Mercantile Bankshares Corp.           3,594      154,686
              Merchants Bancshares Inc.             1,143       27,432
          +   Metropoitan Financial Corp.           1,200        3,660
              MidAmerica Bancorp                    1,308       43,298
              National Commerce Financial Corp.    12,473      315,567
              National Penn Bancshares Inc.         1,835       40,370
          +   Net.B@nk Inc.                         2,478       25,969
              New York Community Bancorp            6,858      156,842
              North Fork Bancorp                   10,008      320,156
              Northwest Bancorp Inc.                5,896       67,450
              NSD Bancorp Inc.                      1,001       20,020
          +   Ocwen Financial Corp.                 6,716       56,952
              Old National Bancorp                  3,031       76,533
              Pacific Capital Bancorp               1,480       41,129
              Pacific Century Financial Corp.       4,588      118,783
              Park National Corp.                     636       58,989
              Parkvale Financial Corp.              1,233       26,768
              Patriot Bank Corp.                    4,128       43,963
              Peoples Bancorp Inc.                  1,380       25,323
              People's Bank                         4,591       97,605
              Peoples Financial Corp.                 700       10,430
              Popular Inc.                          8,568      249,157
              Provident Bankshares Corp.            2,688       65,318
              Provident Financial Group Inc.        2,464       64,754
              R&G Financial Corp. "B"               2,074       35,548
              Republic Bancorp Inc.                 5,130       71,050
              Republic Bancorp Inc. "A"             2,640       35,614
          +   Republic Bancshares Inc.              1,754       22,802
              Riggs National Corp.                  2,971       41,505
              Roslyn Bancorp Inc.                   6,978      122,115
              Royal Bancshares of Pennsylvania "A"  1,452       29,258
              S&T Bancorp Inc.                      3,736       90,710
              Santander Bancorp                     3,770       73,176
          +   Silicon Valley Bancshares             1,546       41,325
              Simmons First National Corp. "A"        911       29,289


  The accompanying notes are an integral part of these financial statements.



 20    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          ------------------------------------------------------------
          Extended Index
          Master Portfolio                         Shares        Value
          ------------------------------------------------------------
          COMMON STOCKS--(Continued)
          ------------------------------------------------------------
              Sky Financial Group Inc.              5,152 $    104,792
              South Financial Group Inc. (The)      4,373       77,621
          +   Southwest Bancorp of Texas Inc.       1,438       43,528
              Sovereign Bancorp Inc.               17,132      209,696
              State Financial Services Corp. "A"    1,871       21,610
              Staten Island Bancorp Inc.            4,184       68,241
              Sterling Bancorp                      1,430       41,756
              Sterling Bancshares Inc.              3,142       39,338
              Sterling Financial Corp. (PA)         1,596       38,879
              Sterling Financial Corp. (WA)         2,269       33,014
              Suffolk Bancorp                       2,300      125,488
              Susquehanna Bancshares Inc.           3,704       77,228
              TCF Financial Corp.                   4,787      229,680
              Texas Regional Bancshares "A"         1,698       64,269
              Tompkins County Trustco Inc.          1,000       40,250
              Trust Company of New Jersey (The)     2,085       52,542
              TrustCo Bank Corp.                    5,945       74,729
              Trustmark Corp.                       3,856       93,431
              UMB Financial Corp.                   1,992       79,674
              UnionBanCal Corporation               8,939      339,682
              United Bancshares Inc.                2,324       67,071
              United National Bancorp               1,684       40,433
              Valley National Bancorp               4,806      158,358
          +   VIB Corp.                             2,849       26,951
              W Holding Co. Inc.                    4,589       74,342
              Warwick Community Bancorp             2,643       55,265
              Washington Federal Inc.               2,977       76,747
              Washington Trust Bancorp Inc.         1,000       19,000
              Waypoint Financial Corp.              6,900      104,052
              Webster Financial Corp.               2,268       71,510
              WesBanco Inc.                         2,035       43,000
              Westamerica Bancorp                   2,108       83,414
              WestCorp Inc.                         3,031       56,589
              Whitney Holding Corp.                 1,445       63,363
              Wilmington Trust Corp.                1,896      120,036
                                                          ------------
                                                            13,060,899
                                                          ------------
          Beverages--0.24%
          +   Chalone Wine Group Ltd.               2,320       22,502
              Coca-Cola Bottling Co.                  874       33,090
          +   Constellation Brands Inc.             2,598      111,324
              Farmer Brothers Co.                     186       49,290
              PepsiAmericas Inc.                    9,213      127,139
          +   Robert Mondavi Corp. (The) "A"          762       28,956
          +   Sylvan Inc.                           1,885       21,206
                                                          ------------
                                                               393,507
                                                          ------------
          Biotechnology--2.74%
          +   ACLARA BioSciences Inc.               2,840       14,399
          +   Affymetrix Inc.                       3,454      130,388
          +   Alexion Pharmaceuticals Inc.          1,616       39,495
          +   Applera Corp.--Celera Genomics Group  4,207      112,285
          +   Arena Pharmaceuticals Inc.            1,900       22,857
          +   Ariad Pharmaceuticals Inc.            3,100       16,523
          +   Avant Immunotherapeutics Inc.         2,900       11,629
          +   Aviron                                2,103      104,582
          +   Bio-Technology General Corp.          2,779       22,871
              Cambrex Corp.                         1,890       82,404
          +   Cellegy Pharmaceuticals Inc.          3,100       26,598

     ---------------------------------------------------------------------
                                                       Shares        Value
     ---------------------------------------------------------------------
     +   Charles River Laboratories International Inc.  2,800 $     93,744
     +   Ciphergen Biosystems Inc.                      3,000       24,000
     +   Cryolife Inc.                                  1,750       52,500
     +   CuraGen Corp.                                  2,500       55,925
     +   Cytogen Corp.                                  4,500       13,545
     +   Deltagen Inc.                                  3,500       32,200
     +   Diversa Corp.                                  2,387       33,776
     +   EntreMed Inc.                                  1,378       11,644
     +   eXegencis Inc.                                 4,756       15,837
     +   Exelixis Inc.                                  3,813       63,372
     +   Genaera Corporation                            1,822        7,106
     +   Gene Logic Inc.                                1,900       35,796
     +   Genencor International Inc.                    4,500       71,820
     +   Genentech Inc.                                12,846      696,895
     +   Genome Therapeutics Corp.                      3,020       20,566
     +   Human Genome Sciences Inc.                     7,312      246,561
     +   ICOS Corp.                                     4,116      236,423
     +   IDEC Pharmaceuticals Corp.                     8,864      610,996
     +   Illumina Inc.                                  2,560       30,106
     +   Immunomedics Inc.                              3,393       68,742
     +   Incyte Genomics Inc.                           4,282       83,756
     +   Integra LifeSciences Holdings Corporation      2,000       52,680
     +   Invitrogen Corp.                               3,292      203,874
     +   Isis Pharmaceuticals Inc.                      3,408       75,624
     +   Kosan Biosciences Inc.                         4,000       31,960
     +   Large Scale Biology Corp.                      1,704        7,668
     +   Maxim Pharmaceuticals Inc.                     7,365       50,818
     +   Maxygen Inc.                                   2,462       43,257
     +   Millennium Pharmaceuticals Inc.               12,392      303,728
     +   Myriad Genetics Inc.                           1,292       68,011
     +   Nanogen Inc.                                   7,100       40,967
     +   Nexell Therapeutics Inc.                       2,025        2,875
     +   Organogenesis Inc.                             3,420       16,416
     +   Protein Design Labs Inc.                       5,220      171,895
     +   Regeneron Pharmaceuticals Inc.                 2,343       65,979
     +   Sequenom Inc.                                  3,687       39,340
     +   Targeted Genetics Corp.                        3,300        8,943
     +   Telik Inc.                                     2,100       28,350
     +   Third Wave Technologies Inc.                   2,454       18,037
     +   Transkaryotic Therapies Inc.                   1,255       53,714
     +   V.I. Technologies Inc.                         3,152       21,906
     +   Variagenics Inc.                               3,496       10,768
     +   Xoma Ltd.                                      5,334       52,540
                                                              ------------
                                                                 4,458,691
                                                              ------------
     Building Materials--0.81%
     +   Advanced Lighting Technologies Inc.            1,945        2,917
     +   American Standard Companies Inc.               4,245      289,636
         Apogee Enterprises Inc.                        2,500       39,550
         Centex Construction Products Inc.              1,509       48,363
     +   Ceradyne Inc.                                  2,800       31,556
     +   Comfort Systems USA Inc.                       4,359       16,128
     +   Dal-Tile International Inc.                    4,096       95,232
         Elcor Corp.                                    1,370       38,072
         Florida Rock Industries Inc.                   1,267       46,347
     +   Genlyte Group Inc. (The)                       1,102       32,796
     +   Integrated Electrical Services Inc.            3,692       18,903
         Lafarge Corp.                                  4,101      154,075
         Lennox International Inc.                      3,521       34,154
         LSI Industries Inc.                            1,734       30,172


  The accompanying notes are an integral part of these financial statements.



 21    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


         -------------------------------------------------------------
         Extended Index
         Master Portfolio                          Shares        Value
         -------------------------------------------------------------
         COMMON STOCKS--(Continued)
         -------------------------------------------------------------
             Martin Marietta Materials Inc.        2,783  $    129,688
         +   NCI Building Systems Inc.             1,307        23,134
             Rayonier Inc.                         1,546        78,027
         +   Rock of Ages Corp.                    2,774        13,898
         +   Simpson Manufacturing Co. Inc.          717        41,084
             Texas Industries Inc.                 1,249        46,088
         +   Trex Co. Inc.                         1,300        24,687
             USG Corp.                             2,423        13,860
             York International Corp.              1,892        72,142
                                                          ------------
                                                             1,320,509
                                                          ------------
         Chemicals--1.48%
         +   Airgas Inc.                           6,651       100,563
             Albemarle Corp.                       2,602        62,448
         +   Altair International Inc.             2,059         2,883
             Arch Chemicals Inc.                   2,100        48,720
         +   Atlantis Plastics Inc. "A"              600         1,908
             Cabot Corp.                           3,977       141,979
         +   Cabot Microelectronics Corp.          1,810       143,442
             ChemFirst Inc.                        1,841        44,129
             Crompton Corp.                        8,406        75,654
         +   Cytec Industries Inc.                 2,335        63,045
             Ferro Corp.                           2,485        64,113
         +   Foamex International Inc.             2,122        17,188
             Fuller (H. B.) Co.                    2,050        58,978
             Gentek Inc.                           1,933         3,305
             Georgia Gulf Corp.                    2,179        40,311
             IMC Global Inc.                       7,815       101,595
         +   International Specialty Products Inc. 3,376        30,215
         +   JLM Industries Inc.                   2,200         3,498
         +   Landec Corp.                          1,973         7,399
             Lubrizol Corp.                        2,766        97,059
             Lyondell Chemical Co.                 6,642        95,180
             MacDermid Inc.                        1,924        32,612
             Millennium Chemicals Inc.             3,774        47,552
             Minerals Technologies Inc.              985        45,940
         +   Mississippi Chemical Corp.            2,577         7,293
             Myers Industries Inc.                 2,497        34,084
             NL Industries Inc.                    3,832        58,515
             Olin Corp.                            2,793        45,079
             OM Group Inc.                         1,560       103,256
             Omnova Solutions Inc.                 2,357        16,028
             Penford Corp.                         1,571        19,559
             PolyOne Corp.                         4,908        48,098
             RPM Inc.                              6,547        94,670
             Schulman (A.) Inc.                    2,888        39,421
             Solutia Inc.                          6,927        97,117
             Spartech Corp.                        2,902        59,636
             Stepan Co.                              663        16,098
         +   Surmodics Inc.                        1,148        41,856
         +   Symyx Technologies Inc.               1,700        36,108
         +   Terra Industries Inc.                 5,000        17,500
         +   U.S. Plastic Lumber Co.               1,954           742
         +   Uniroyal Technology Corp.             2,720         8,704
             Valhi Inc.                            6,622        84,099
             Valspar Corp.                         2,855       113,058

        -------------------------------------------------------------------
                                                        Shares        Value
        -------------------------------------------------------------------
        +      Vertex Pharmaceuticals Inc.               4,198 $    103,229
               Wellman Inc.                              2,600       40,274
                                                               ------------
                                                                  2,414,140
                                                               ------------
        Coal--0.07%
               Consol Energy Inc.                        4,500      111,780
                                                               ------------
        Commercial Services--3.46%
               Aaron Rents Inc. "A"                      1,271       17,158
        +      Ablest Inc.                               1,700        7,905
               ABM Industries Inc.                       1,456       45,646
        +      Actrade Financial Technologies Ltd.         815       24,002
        +      Administaff Inc.                          1,570       43,034
        +      AHL Services Inc.                         2,230        6,512
        +      AnswerThink Consulting Group Inc.         2,281       14,895
        +      Apollo Group Inc. "A"                     7,094      319,301
        +      ARAMARK Corp. "B"                         1,723       46,349
        +      Atrix Laboratories Inc.                   1,816       37,428
        +      Barrett Business Services Inc.            1,000        3,700
        +      Blount International Inc.                 3,065        9,625
        +      Blue Rhino Corp.                          1,881       11,286
        +      Boron, LePore & Associates Inc.           2,366       32,627
               Bowne & Co. Inc.                          2,846       36,429
        +      Bright Horizons Family Solutions Inc.     1,019       28,522
        +      Caremark Rx Inc.                         13,704      223,512
        +      CDI Corp.                                 2,262       42,978
               Central Parking Corp.                     2,122       41,676
        +      Charles River Associates Inc.             1,972       40,426
               Chemed Corp.                              1,162       39,392
               Comdisco Inc.                             9,200        4,784
        +      Corinthian Colleges Inc.                  1,400       57,246
        +      Corporate Executive Board Co. (The)       1,900       69,730
        +      CoStar Group Inc.                         1,228       29,484
        +      DeVry Inc.                                4,301      122,363
        +      DiamondCluster International Inc. "A"     2,863       37,505
        +      Dun & Bradstreet Corp.                    5,100      180,030
        +      eBenx Inc.                                3,010       12,254
        +      Edgewater Technology Inc.                 3,066       12,111
        +      Edison Schools Inc.                       3,000       58,950
        +      Education Management Corp.                2,005       72,681
        +      Electro Rent Corp.                        1,901       24,504
        +      Encompass Service Corp.                   4,456       12,922
        +      First Consulting Group Inc.               2,194       34,007
        +      First Health Group Corp.                  5,842      144,531
        +      FYI Inc.                                  1,406       47,101
        +      Gartner Group Inc. "B"                    5,300       59,360
        +      Griffin Land & Nurseries Inc.             1,300       17,693
        +      Harris Interactive Inc.                   5,460       15,834
        +      Healthcare Services Group Inc.            2,214       22,804
        +      Heidrick & Struggles International Inc.   1,500       27,225
        +      HotJobs.com Ltd.                          6,100       63,379
               Interactive Data Corp.                    7,842      110,886
        +      Interstate National Dealer Services Inc.  3,200       15,680
        +      Iron Mountain Inc.                        3,247      142,219
        +      ITT Educational Services Inc.             1,708       62,974
               Kelly Services Inc. "A"                   1,746       38,220
        +      Korn/Ferry International                  2,500       26,625
        +      KPMG Consulting Inc.                      9,349      154,913
        +      Kroll Inc.                                4,319       65,217
        +      Labor Ready Inc.                          4,970       25,397


  The accompanying notes are an integral part of these financial statements.



 22    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


     ----------------------------------------------------------------------
     Extended Index
     Master Portfolio                                   Shares        Value
     ----------------------------------------------------------------------
     COMMON STOCKS--(Continued)
     ----------------------------------------------------------------------
         Landauer Inc.                                   1,617 $     54,735
     +   Learning Tree International Inc.                1,311       36,577
     +   LendingTree Inc.                                4,366       25,759
     +   Luminant Worldwide Corp.                        4,100          451
     +   Mail-Well Inc.                                  5,584       22,894
     +   Management Network Group Inc. (The)             3,200       22,080
         Manpower Inc.                                   4,542      153,111
     +   MAXIMUS Inc.                                    2,104       88,494
         McGrath Rentcorp                                  916       34,368
     +   MedQuist Inc.                                   2,616       76,518
         Midas Inc.                                      2,555       29,382
     +   Modis Professional Services Inc.                5,602       39,998
     +   MPW Industrial Services Group Inc.              1,095        2,518
     +   National Equipment Services Inc.                2,779        5,558
     +   National Research Corp.                         2,500       15,650
     +   NationsRent Inc.                                4,184          377
     +   Navigant Consulting Co.                         4,627       25,448
     +   Neff Corp.                                      4,392        1,976
     +   NetRatings Inc.                                 2,328       36,503
     +   Neurogen Corp.                                  1,733       30,293
     +   New Horizons Worldwide Inc.                     1,609       18,501
     +   On Assignment Inc.                              1,578       36,247
     +   Organic Inc.                                    5,436        1,740
     +   PDI Inc.                                          878       19,597
     +   PFSweb Inc.                                     2,656        2,258
     +   Pharmaceutical Product Development Inc.         3,088       99,773
     +   Pharmacopeia Inc.                               1,300       18,057
     +   Plexus Corp.                                    2,360       62,682
     +   Predictive Systems Inc.                         2,100        4,116
     +   Profit Recovery Group International Inc. (The)  3,046       24,825
     +   ProsoftTraining.com                             2,672        2,619
     +   Quanta Services Inc.                            3,975       61,334
     +   Rainbow Rentals Inc.                            1,065        7,572
     +   RCM Technologies Inc.                           3,186       14,974
         Regis Corp.                                     2,499       64,424
     +   Rent-A-Center Inc.                              1,817       60,997
     +   Rent-Way Inc.                                   1,445        8,656
     +   Resources Connection Inc.                       1,300       34,229
         Rollins Inc.                                    3,166       63,320
         Roper Industries Inc.                           2,199      108,850
     +   Scient Inc.                                    10,004        4,202
     +   Security Associates International Inc.          3,200        5,472
     +   Service Corp. International                     9,000       44,910
         Servicemaster Co.                              18,725      258,405
     +   Sotheby's Holdings Inc. "A"                     3,645       60,543
     +   Spherion Corporation                            3,724       36,346
     +   SPS Technologies Inc.                             866       30,241
         Staff Leasing Inc.                              1,928        4,897
     +   Stewart Enterprises Inc. "A"                    5,516       33,041
         Strayer Education Inc.                          1,102       53,689
     +   Student Advantage Inc.                          3,600        4,536
     +   Sylvan Learning Systems Inc.                    2,373       52,372
     +   Teletech Holdings Inc.                          4,895       70,145
     +   Trimeris Inc.                                     773       34,762
     +   Tyler Technologies Inc.                         3,772       17,163
     +   United Rentals Inc.                             4,160       94,432
     +   United Shipping and Technology Inc.             1,000        3,400
     +   Valassis Communications Inc.                    3,160      112,559

         -------------------------------------------------------------
                                                   Shares        Value
         -------------------------------------------------------------
             Viad Corp.                             5,147 $    121,881
         +   Volt Information Sciences Inc.         1,067       18,246
         +   Wackenhut Corrections Corp.            1,500       20,790
         +   Weight Watchers International Inc.     6,061      204,983
         +   Westaff Inc.                           1,884        4,710
         +   Wireless Facilities Inc.               2,500       16,825
             World Fuel Services Corp.              4,155       76,036
                                                          ------------
                                                             5,643,079
                                                          ------------
         Computer Systems--0.09%
         +   Borland Software Corp.                 5,168       80,931
         +   Metasolv Inc.                          2,760       21,666
         +   Tellium Inc.                           6,019       37,498
                                                          ------------
                                                               140,095
                                                          ------------
         Computers--6.30%
         +   Accrue Software Inc.                   2,100        1,260
         +   ACE*COMM Corp.                         4,000        4,560
         +   Activision Inc.                        3,022       78,602
         +   Advanced Digital Information Corp.     3,140       50,366
         +   Advent Software Inc.                   2,194      109,590
         +   Affiliated Computer Services Inc. "A"  3,634      385,676
         +   Agile Software Corp.                   3,100       53,382
         +   American Software Inc. "A"             3,900        9,048
         +   AppliedTheory Corp.                    4,200          672
         +   Applix Inc.                            1,058        1,481
         +   Art Technology Group Inc.              4,400       15,312
         +   Ashton Technology Group Inc. (The)     3,000          600
         +   Ask Jeeves Inc.                        3,000       10,200
         +   Aspen Technology Inc.                  1,506       25,301
         +   Auspex Systems Inc.                    2,748        4,946
         +   Avici Systems Inc.                     2,939        8,552
         +   BARRA Inc.                             1,431       67,386
         +   Be Free Inc.                           6,400       13,568
         +   Be Inc.                                4,400          616
         +   BindView Development Corp.             4,020        8,080
         +   Bisys Group Inc.                       3,682      235,611
         +   Black Box Corp.                        1,271       67,210
         +   Braun Consulting Inc.                  3,200       11,360
         +   Brio Technology Inc.                   2,347        6,759
         +   Brocade Communications System Inc.    13,600      450,432
         +   BSQUARE Corp.                          1,800        7,506
         +   CacheFlow Inc.                         2,920        7,826
         +   Calico Commerce Inc.                   1,824          310
         +   Carreker Corp.                         1,313        7,747
         +   Catalyst International Inc.            2,159        5,765
         +   CCC Information Services Group Inc.    3,164       19,554
         +   Ceridian Corp.                         9,500      178,125
         +   Ciber Inc.                             3,099       29,286
         +   Ciprico Inc.                           1,618        8,090
         +   Clarent Corp.                          2,442       13,114
         +   Cognizant Technology Solutions Corp.     958       39,259
         +   Commerce One Inc.                     12,440       44,411
         +   Computer Network Technology Corp.      1,415       25,173
         +   Concur Technologies Inc.               2,236        4,125
         +   Concurrent Computer Corp.              3,566       52,955
         +   Cotelligent Inc.                       2,307          600
         +   Covansys Corporation                   2,955       26,447
         +   Critical Path Inc.                     4,989       13,670
         +   Crossroads Systems Inc.                2,600       11,674


  The accompanying notes are an integral part of these financial statements.



 23    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


         --------------------------------------------------------------
         Extended Index
         Master Portfolio                           Shares        Value
         --------------------------------------------------------------
         COMMON STOCKS--(Continued)
         --------------------------------------------------------------
         +   CyberSource Corp.                       2,300 $      4,048
         +   Cylink Corp.                            2,873        7,901
         +   Cysive Inc.                             2,500        7,025
         +   Daleen Technologies Inc.                1,700          595
         +   Data Return Corp.                       2,800        4,060
         +   Data Translation Inc.                   2,700        1,944
         +   Dataram Corp.                           2,350       19,622
         +   Datatec Systems Inc.                    3,783        3,443
         +   Deltek Systems Inc.                     2,399       10,604
         +   Dendrite International Inc.             2,959       41,515
             Diebold Inc.                            4,277      172,962
         +   Digex Inc.                              2,600        7,774
         +   Digital River Inc.                      3,738       59,509
         +   Digitas Inc.                            4,795       19,276
         +   DocuCorp International Inc.               898        5,568
         +   Dot Hill Systems Corp.                  2,640        4,435
         +   DSP Group Inc.                          1,292       30,052
         +   DST Systems Inc.                        6,980      347,953
         +   E.piphany Inc.                          5,150       44,856
         +   Easylink Services Corp.                 4,663        2,285
         +   ebix.com Inc.                           1,430        1,544
         +   Echelon Corp.                           2,298       32,540
         +   Eclipsys Corp.                          2,793       46,783
         +   eGain Communications Corp.              2,751        3,851
         +   Elcom International Inc.                4,021        5,545
         +   Electronics For Imaging Inc.            3,278       73,132
         +   Elite Information Group Inc.            2,800       34,720
         +   eLoyalty Corp.                            262        1,391
         +   Engage Technologies Inc.               11,800        5,192
         +   Enterasys Networks Inc.                11,776      104,218
         +   Entrust Technologies Inc.               4,400       44,836
         +   Equinix Inc.                            4,453       12,914
         +   Evolving Systems Inc.                   5,519        4,360
         +   Exabyte Corp.                           3,131        3,350
         +   Extended Systems Inc.                   1,500       11,220
         +   Extreme Networks Inc.                   6,900       89,010
         +   F5 Networks Inc.                        2,000       43,080
             FactSet Research Systems Inc.           2,354       82,272
             Fair Isaac and Co. Inc.                 1,836      115,705
         +   FileNET Corp.                           1,873       38,003
         +   First Virtual Communications Inc.       4,601        4,923
         +   Foundry Networks Inc.                   7,300       59,495
         +   Frontline Capital Group Inc.            2,500          275
         +   Gadzoox Networks Inc.                   3,000        2,100
         +   General Magic Inc.                      4,230        1,650
         +   Hall Kinion & Associates Inc.           1,325       12,428
         +   HNC Software Inc.                       2,054       42,312
         +   Hypercom Corp.                          3,574       26,805
         +   Hyperion Solutions Corp.                1,943       38,588
         +   iAsiaWorks Inc.                         3,324          432
         +   IDX Systems Corp.                       2,485       32,330
         +   iGate Capital Corp.                     2,794       11,455
         +   IKOS Systems Inc.                       2,000       23,700
         +   iManage Inc.                            2,500       19,725
         +   Industri Matematik International Corp.  2,280        2,348
         +   Infocus Corp.                           1,918       42,234
         +   Information Architects Corp.            2,444          562
         +   Inforte Corp.                           3,794       53,002

          ------------------------------------------------------------
                                                   Shares        Value
          ------------------------------------------------------------
          +   infoUSA Inc.                          3,416 $     23,707
          +   Inprimis Inc.                         2,600           65
          +   Integral Systems Inc.                 1,262       24,293
          +   InterCept Group Inc. (The)            1,200       49,080
          +   Intergraph Corp.                      3,688       50,673
          +   Interliant Inc.                       4,100        1,435
          +   Internap Network Services Corp.      10,300       11,948
          +   Internet Security Systems Inc.        2,624       84,125
          +   Intertrust Technologies Corp.         6,000        7,380
          +   Interwoven Inc.                       6,200       60,388
          +   Intraware Inc.                        2,300        4,025
          +   Intrusion.com Inc.                    2,128        3,660
          +   ION Networks Inc.                       800          584
          +   ITXC Corp.                            3,600       25,884
              Jack Henry & Associates Inc.          6,112      133,486
          +   Juniper Networks Inc.                19,200      363,840
          +   Jupiter Media Metrix Inc.             7,751       12,789
          +   Keynote Systems Inc.                  2,800       26,180
          +   Kronos Inc.                           1,282       62,023
          +   Larscom Inc. "A"                      2,700        2,916
          +   Level 8 Systems Inc.                  2,797        7,664
          +   Lexar Media Inc.                      4,300       11,352
          +   Liberate Technologies Inc.            6,400       73,472
          +   LookSmart Ltd.                        5,000        7,000
          +   Manhattan Associates Inc.             1,561       45,503
          +   MapInfo Corp.                           922       14,466
          +   Marimba Inc.                          2,100        7,098
          +   Maxtor Corp.                         14,233       90,237
          +   McDATA Corp. "A"                      6,934      169,883
          +   Media 100 Inc.                        1,360        2,026
          +   Mentor Graphics Corp.                 3,740       88,152
          +   Micros Systems Inc.                   1,421       35,667
          +   Micros-To-Mainframes Inc.             1,000        1,430
          +   Microstrategy Inc.                    2,160        8,316
          +   Mitek Systems Inc.                    3,300        4,785
          +   Mobius Management Systems Inc.        1,756        5,268
          +   MTI Technology Corp.                  3,350        6,030
              MTS Systems Corp.                     4,285       43,321
          +   Multex.com Inc.                       1,714        7,713
          +   National Information Consortium Inc.  4,900       15,582
          +   National Instruments Corp.            3,309      123,955
          +   Navidec Inc.                          4,300        1,720
          +   NaviSite Inc.                         4,300        1,548
          +   Net Perceptions Inc.                  3,000        5,100
          +   Netegrity Inc.                        2,180       42,205
          +   NetScout Systems Inc.                 2,500       19,775
          +   Netsmart Technologies Inc.            2,200        6,446
          +   Novadigm Inc.                         1,945       18,458
          +   Nuance Communications Inc.            2,329       21,194
          +   NYFIX Inc.                            1,983       39,700
          +   Odetics Inc. "A"                      1,335        1,856
          +   On2.com Inc.                          2,100          714
          +   OneSource Information Services Inc.   2,900       27,260
          +   ONI Systems Inc.                      8,000       50,160
          +   Ontrack Data Intenational Inc.        2,800       19,012
          +   ONYX Software Corp.                   2,900       11,310
          +   Overture Services Inc.                3,900      138,177
          +   Packeteer Inc.                        3,800       28,006
          +   Pegasus Solutions Inc.                2,005       28,471


  The accompanying notes are an integral part of these financial statements.



 24    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


           ----------------------------------------------------------
           Extended Index
           Master Portfolio                       Shares        Value
           ----------------------------------------------------------
           COMMON STOCKS--(Continued)
           ----------------------------------------------------------
           +   Performance Technologies Inc.       1,587 $     21,139
           +   Perot Systems Corp. "A"             6,811      139,081
           +   Phoenix Technologies Ltd.           1,569       18,263
           +   Portal Software Inc.               11,200       23,296
           +   PRI Automation Inc.                 1,792       36,646
           +   Primus Knowledge Solutions Inc.     2,500        2,100
           +   ProBusiness Services Inc.           1,516       28,501
           +   Progress Software Corp.             1,928       33,316
           +   QAD Inc.                            2,989        8,698
           +   Quantum DLT & Storage Group         9,760       96,136
           +   Quest Software Inc.                 5,800      128,238
           +   Radiant Systems Inc.                2,038       23,437
           +   Radview Software Ltd.               2,092        1,046
           +   Rainbow Technologies Inc.           2,864       21,194
           +   RAVISENT Technologies Inc.          1,500        5,250
           +   Read-Rite Corp.                     7,300       48,253
           +   Red Hat Inc.                       10,000       71,000
           +   Redback Networks Inc.               9,200       36,340
           +   Retek Inc.                          2,755       82,292
           +   Riverstone Networks Inc.            7,510      124,666
           +   RSA Security Inc.                   3,093       54,004
           +   RWD Technologies Inc.               1,550        4,014
           +   Safeguard Scientifics Inc.          7,939       27,786
           +   Sagent Technology Inc.              2,400        2,280
           +   Sanchez Computer Associates Inc.    2,362       20,195
           +   SanDisk Corp.                       3,778       54,403
           +   Scientific Learning Corp.           3,800        6,650
           +   SCM Microsystems Inc.               2,988       43,744
           +   ScreamingMedia Inc.                 3,770        8,294
           +   Secure Computing Corp.              2,230       45,826
           +   SEEC Inc.                           2,300        3,220
               SEI Investment Co.                  6,888      310,718
           +   Silicon Storage Technology Inc.     5,987       57,715
           +   SilverStream Software Inc.          1,700       11,577
           +   SmartDisk Corp.                     1,900        2,185
           +   SmartServ Online Inc.               7,000       48,930
           +   Socket Communications Inc.          2,600        4,368
           +   Sonic Foundry Inc.                  2,400        6,003
           +   SONICblue Inc.                      5,029       20,317
           +   SonicWALL Inc.                      4,200       81,648
           +   SPEEDUS.COM Inc.                    3,600        3,204
           +   SportsLine.com Inc.                 3,955       11,549
           +   SPSS Inc.                           1,333       23,661
           +   SS&C Technologies Inc.              4,739       33,410
           +   StarBase Corp.                      3,706        2,520
           +   StarMedia Network Inc.              5,100        1,938
           +   Storage Technology Corp.            6,566      135,719
           +   StorageNetworks Inc.                2,316       14,313
           +   Stratasys Inc.                      2,400       15,864
           +   Stratos Lightwave Inc.              7,009       43,105
           +   SunGard Data Systems Inc.          16,808      486,255
           +   Sykes Enterprises Inc.              2,159       20,165
           +   Synopsys Inc.                       3,788      223,757
           +   Syntel Inc.                         3,108       40,186
           +   T/R Systems Inc.                    3,632       11,365
           +   Take-Two Interactive Software Inc.  2,620       42,365
           +   Tanning Technology Corp.            1,800        5,780

          -----------------------------------------------------------
                                                  Shares        Value
          -----------------------------------------------------------
          +   Technology Solutions Co.             3,925 $      8,713
          +   Teknowledge Corp.                      700        2,625
          +   TenFold Corp.                        2,000        1,320
          +   THQ Inc.                             2,107      102,126
          +   3Com Corp.                          22,888      146,025
          +   3D Systems Corp.                     2,317       33,017
          +   Tidel Technologies Inc.              1,200          816
          +   Tier Technologies Inc. "B"           1,884       40,619
          +   TransAct Technologies Inc.           3,700       20,350
          +   Tricord Systems Inc.                 2,200        2,640
          +   Tumbleweed Communications Corp.      2,204       13,092
          +   Turnstone Systems Inc.               7,062       28,036
          +   Ultimate Software Group Inc.         2,485        9,667
          +   USDATA Corp.                           660          924
          +   VeriSign Inc.                       13,720      521,909
          +   Verity Inc.                          2,268       45,927
          +   Versant Corp.                        3,800       15,428
          +   Verso Technologies Inc.              2,283        2,968
          +   Vertel Corp.                         2,100        1,407
          +   Vialink Co. (The)                    2,188          416
          +   Viant Corp.                          3,000        5,010
          +   Vitria Technology Inc.               9,200       58,788
          +   Walker Interactive Systems           1,028          833
          +   WatchGuard Technologies Inc.         2,200       14,322
          +   Wave Systems Corp. "A"               3,069        6,875
          +   Webb Interactive Services            1,672        1,187
          +   Western Digital Corp.               10,771       67,534
          +   Xanser Corp.                         2,200        4,422
          +   Xybernaut Corp.                      5,065       12,055
          +   Zamba Corp.                          2,800        1,680
                                                         ------------
                                                           10,266,833
                                                         ------------
          Cosmetics/Personal Care--0.14%
              Estee Lauder Companies Inc. "A"      7,178      230,127
                                                         ------------
          Distribution/Wholesale--0.56%
              Advanced Marketing Services Inc.     1,449       26,444
          +   Aviation Sales Co.                   2,158          518
          +   Bell Microproducts Inc.              2,292       28,925
          +   Brightpoint Inc.                     5,443       17,091
          +   CellStar Corp.                       2,938        2,468
          +   Daisytek International Corp.         2,166       28,526
              Fastenal Co.                         2,297      152,590
          +   First Aviation Services Inc.         2,400       10,224
          +   Handleman Co.                        3,314       49,213
              Hughes Supply Inc.                   1,672       51,615
          +   Ingram Micro Inc. "A"                3,564       61,728
          +   Keystone Automotive Industries Inc.  3,486       59,018
          +   NuCo2 Inc.                           2,522       30,314
              Owens & Minor Inc.                   2,557       47,304
          +   Questron Technology Inc.             3,200        1,376
          +   SCP Pool Corp.                       2,165       59,429
          +   Tech Data Corp.                      3,274      141,699
          +   United Stationers Inc.               2,246       75,578
              Watsco Inc.                          3,306       46,945
          +   WESCO International Inc.             3,100       15,345
                                                         ------------
                                                              906,350
                                                         ------------


  The accompanying notes are an integral part of these financial statements.



 25    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


        ---------------------------------------------------------------
        Extended Index
        Master Portfolio                            Shares        Value
        ---------------------------------------------------------------
        COMMON STOCKS--(Continued)
        ---------------------------------------------------------------
        Diversified Financial Services--3.18%
            Advanta Corp. "A"                        2,893 $     28,756
        +   Affiliated Managers Group Inc.           1,684      118,688
        +   Alleghany Corp.                            334       64,278
            Allied Capital Corp.                     5,239      136,214
            American Capital Strategies Ltd.         1,507       42,723
        +   AmeriCredit Corp.                        5,003      157,845
        +   Ameritrade Holding Corp. "A"            11,359       67,245
        +   Ampal-American Israel Corp. "A"          2,783       15,863
        +   BlackRock Inc.                           1,300       54,210
            Capitol Federal Financial                4,700       97,948
        +   CompuCredit Corp.                        2,500       29,400
        +   Digital Insight Corp.                    2,589       57,890
            Doral Financial Corp.                    2,908       90,759
        +   DVI Inc.                                 1,919       33,007
        +   E*trade Group Inc.                      20,008      205,082
            Eaton Vance Corp.                        4,316      153,434
            Edwards (A.G.) Inc.                      4,412      194,878
        +   E LOAN Inc.                              4,300        7,912
        +   Equitex Inc.                             6,339       22,947
        +   Factual Data Corp.                         900        7,650
            Federated Investors Inc. "B"             6,990      222,841
        +   Financial Federal Corp.                  1,665       52,031
        +   Finova Group Inc.                        5,393        3,290
        +   Forrester Research Inc.                  1,166       23,483
        +   Friedman Billings Ramsey Group Inc. "A"  2,455       12,741
        +   Gabelli Asset Management Inc. "A"          800       34,560
            Goldman Sachs Group Inc. (The)          11,574    1,073,488
        +   Greg Manning Auctions Inc.               1,400        2,520
        +   HPSC Inc.                                2,200       14,322
        +   Instinet Group Inc.                      2,582       25,949
        +   Investment Technology Group Inc.         3,231      126,235
            Jeffries Group Inc.                      1,440       60,926
            John Nuveen Co. "A"                      3,553      190,014
        +   Kent Financial Services Inc.             1,000        4,650
        +   Kirlin Holding Corp.                     4,000        4,160
        +   Knight Trading Group Inc.                7,490       82,540
        +   Labranche & Co. Inc.                     3,700      127,502
            Legg Mason Inc.                          3,797      189,774
        +   M.H. Meyerson & Co. Inc.                 3,900        2,574
        +   Matrix Bancorp Inc.                      1,947       20,443
        +   Memberworks Inc.                           898       12,581
            Metris Companies Inc.                    3,983      102,403
        +   National Processing Inc.                 4,265      138,612
        +   NCO Group Inc.                           1,960       44,884
            Neuberger Berman Inc.                    4,500      197,550
        +   New Century Equity Holdings Corp.        3,028        1,514
        +   NextCard Inc.                            3,900        2,028
        +   Online Resources & Communications Corp.  1,400        3,220
        +   Phoenix Companies Inc.                   6,993      129,370
            Raymond James Financial Inc.             2,566       91,144
            Resource America Inc. "A"                2,574       24,041
            Resource Bancshares Mortgage Group Inc.  4,853       55,615
        +   S1 Corp.                                 3,903       63,151
        +   Siebert Financial Corp.                  2,939       12,197
        +   SoftNet Systems Inc.                     3,518        6,508
        +   SoundView Technology Group Inc.          4,800       11,184

          ------------------------------------------------------------
                                                   Shares        Value
          ------------------------------------------------------------
          +   Startek Inc.                          1,989 $     37,692
          +   Stockwalk.com Group Inc.                921          120
              Student Loan Corp.                    1,094       88,176
              Swiss Group Inc.                      1,601       40,745
          +   Wackenhut Corp. "A"                   1,867       46,302
              Waddell & Reed Financial Inc. "A"     4,855      156,331
          +   WFS Financial Inc.                    2,248       53,974
                                                          ------------
                                                             5,180,114
                                                          ------------
          Electric--2.21%
              ALLETE                                4,226      106,495
              Alliant Energy Corp.                  4,551      138,168
              Avista Corp.                          3,199       42,419
              Black Hills Corp.                     1,765       59,728
              CH Energy Group Inc.                  1,356       58,945
              Cleco Corp.                           3,212       70,568
              Conectiv Inc.                         5,404      132,344
          +   Covanta Energy Corporation            3,297       14,902
              DPL Inc.                              8,404      202,368
              DQE Inc.                              2,478       46,909
          +   El Paso Electric Co.                  3,496       50,692
              Empire District Electric Co. (The)    1,961       41,181
              Energy East Corp.                     8,042      152,718
              Great Plains Energy Inc.              2,969       74,819
              Green Mountain Power Corp.            2,136       39,836
              Hawaiian Electric Industries Inc.     1,234       49,706
              IDACorp Inc.                          1,982       80,469
              Madison Gas & Electric Co.            5,619      148,623
              MDU Resources Group Inc.              4,272      120,257
          +   Montana Power Co.                     6,924       39,813
          +   NewPower Holdings Inc.                8,155        6,035
              Northeast Utilities                  10,402      183,387
              NorthWestern Corp.                    1,628       34,269
              NSTAR                                 2,922      131,052
              OGE Energy Corp.                      3,813       88,004
          +   Orion Power Holdings Inc.             6,596      172,156
              Otter Tail Power Co.                  1,960       57,114
          +   Plug Power Inc.                       2,600       22,724
              Potomac Electric Power Co.            7,803      176,114
              Public Service Company of New Mexico  2,469       69,009
              Puget Energy Inc.                     6,183      135,346
              RGS Energy Group Inc.                 1,897       71,327
              SCANA Corp.                           6,092      169,540
              Sierra Pacific Resources Corp.        5,187       78,064
              UIL Holdings Corporation                441       22,623
              UniSource Energy Corp.                3,142       57,153
              Utilicorp United Inc.                 6,435      161,969
              Western Resources Inc.                4,046       69,591
              Wisconsin Energy Corp.                7,457      168,230
              WPS Resources Corp.                   1,687       61,660
                                                          ------------
                                                             3,606,327
                                                          ------------
          Electrical Components & Equipment--0.25%
          +   Active Power Inc.                     2,186       14,865
          +   Advanced Energy Industries Inc.       1,793       47,766
          +   Capstone Turbine Corp.                4,900       26,509
          +   Energizer Holdings Inc.               6,061      115,462
              Hubbell Inc. "B"                      2,742       80,560
          +   ISCO International Inc.               4,000        3,200
          +   Medis Technologies Ltd.               1,500       11,025


  The accompanying notes are an integral part of these financial statements.



 26    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          ------------------------------------------------------------
          Extended Index
          Master Portfolio                        Shares         Value
          ------------------------------------------------------------
          COMMON STOCKS--(Continued)
          ------------------------------------------------------------
          +   Proton Energy Systems Inc.           2,100 $      17,325
          +   Superconductor Technologies Inc.     3,200        20,800
          +   UCAR International Inc.              2,812        30,088
          +   Wilson Greatbatch Technologies Inc.  1,300        46,930
                                                         -------------
                                                               414,530
                                                         -------------
          Electronics--3.19%
          +   Act Manufacturing Inc.               1,734           607
          +   Actel Corp.                          2,137        42,548
          +   ADE Corp.                            1,586        15,860
          +   Aeroflex Inc.                        3,466        65,611
          +   Alpha Industries Inc.                2,714        59,165
          +   Alpha Technologies Group Inc.        2,496         9,984
          +   Alpine Group (The) Inc.              1,396         2,373
          +   American Superconductor Corp.        1,366        16,747
              AMETEK Inc.                          2,034        64,864
          +   Amphenol Corp. "A"                   2,498       120,029
              Analogic Corp.                         966        37,201
          +   Andrea Electronics Corp.             2,596         2,207
          +   APW Ltd.                             2,228         3,698
          +   Arrow Electronics Inc.               4,978       148,842
          +   Artesyn Technologies Inc.            2,290        21,320
          +   Astropower Inc.                      1,600        64,688
          +   ATMI Inc.                            1,590        37,922
          +   Ault Inc.                            2,400         9,840
              Avnet Inc.                           6,624       168,713
              AVX Corp.                           11,542       272,276
              Barnes Group Inc.                    1,790        42,942
          +   Bel Fuse Inc. "A"                    1,091        26,129
              Belden Inc.                          1,088        25,622
          +   Benchmark Electronics Inc.           1,419        26,904
          +   Blonder Tongue Laboratories Inc.     4,570        16,863
              Brady Corp. "A"                      1,207        44,176
              C&D Technologies Inc.                1,414        32,310
          +   Cable Design Technologies Corp.      2,643        36,156
          +   California Amplifier Inc.            1,100         6,787
          +   Caliper Technologies Corp.           1,734        27,068
          +   Catalyst Semiconductor Inc.          3,300         9,240
          +   Checkpoint Systems Inc.              2,497        33,460
          +   Chromatics Color Sciences            6,668           100
          +   Clare Inc.                           3,500         8,260
          +   Coherent Inc.                        2,160        66,787
          +   Concord Camera Corp.                 6,302        49,912
              CTS Corp.                            1,216        19,334
              Cubic Corp.                          1,328        68,206
          +   Cymer Inc.                           2,013        53,807
          +   Daktronics Inc.                      3,600        30,420
          +   DDi Corp.                            2,360        23,222
          +   Dionex Corp.                           893        22,780
          +   DuPont Photomasks Inc.               1,284        55,790
              EDO Corp.                            2,396        63,374
          +   Electric Fuel Corp.                  2,539         4,215
          +   Electro Scientific Industries Inc.     818        24,548
          +   Energy Conversion Devices Inc.       1,563        29,650
          +   ESS Technology Inc.                  3,518        74,793
          +   Evans & Sutherland Computer Corp.    3,765        24,962
          +   Exar Corp.                           2,028        42,284
          +   Excel Technology Inc.                1,006        17,504

          ------------------------------------------------------------
                                                   Shares        Value
          ------------------------------------------------------------
          +   Fairchild Semiconductor Corp. "A"    6,300  $    177,660
          +   FEI Co.                              1,869        58,892
          +   Fisher Scientific International Inc. 2,691        78,577
              Frequency Electronics Inc.           1,643        23,002
          +   FSI International Inc.               2,428        22,386
          +   FuelCell Energy Inc.                 2,000        36,280
              General Cable Corp.                  2,647        34,676
          +   Gentex Corp.                         4,318       115,420
          +   Genus Inc.                           1,400         3,402
          +   HEI Inc.                             2,100        14,910
              Helix Technology Corp.               1,597        36,012
          +   HI/FN Inc.                           1,039        15,034
          +   Hutchinson Technology Inc.           2,299        53,383
          +   Ibis Technology Corp.                  705        10,483
          +   IFR Systems Inc.                     1,900         2,375
          +   ImageX.com Inc.                      2,100         1,533
          +   Innovex Inc.                         3,844        12,993
          +   Interlink Electronics Inc.           3,850        16,671
          +   inTEST Corp.                         1,900         9,690
          +   Invision Technologies Inc.           1,939        57,763
          +   JMAR Technologies Inc.               2,400         7,176
          +   JNI Corp.                            3,600        29,916
          +   JPM Company (The)                    3,660           275
          +   KEMET Corp.                          5,608        99,542
          +   Lifeline Systems Inc.                1,214        29,051
          +   Littelfuse Inc.                      1,208        31,698
          +   Lowrance Electronics Inc.            2,700         6,750
          +   Mackie Designs Inc.                  2,661        10,777
          +   Mattson Technology Inc.              1,653        14,563
          +   Maxwell Technologies Inc.            1,412        13,838
          +   Meade Instruments Corp.              3,280        11,742
          +   Mechanical Technology Inc.           1,914         5,244
          +   MedicaLogic/Medscape Inc.            5,227         1,464
          +   Mercury Computer Systems Inc.        1,444        56,475
          +   Mesa Laboratories Inc.               2,400        14,424
              Methode Electronics Inc. "A"         2,190        17,520
          +   Micrel Inc.                          5,568       146,049
          +   Micro Linear Corp.                     810         2,268
          +   Microsemi Corp.                      2,034        60,410
          +   MIPS Technologies Inc. "A"           2,467        21,315
          +   MKS Instruments Inc.                 2,385        64,467
          +   Molecular Devices Corp.              1,818        37,942
          +   NETsilicon Inc.                      1,600         6,160
          +   Nu Horizons Electronics Corp.        2,415        24,826
          +   Oak Technology Inc.                  4,600        63,250
          +   OPTi Inc.                            2,083         6,311
          +   OSI Systems Inc.                     1,734        31,628
          +   OYO Geospace Corp.                   1,100        13,134
          +   PCD Inc.                             3,210         5,585
          +   Photon Dynamics Inc.                 1,200        54,780
          +   Photronics Inc.                      2,147        67,308
              Pioneer-Standard Electronics Inc.    2,671        33,922
          +   PLX Technology Inc.                  2,100        26,481
          +   Power Integrations Inc.              1,812        41,386
          +   QuickLogic Corp.                     2,100        10,500
          +   Ramtron International Corp.          3,840        17,242
          +   Rayovac Corp.                        2,929        51,550
          +   Recoton Corp.                        1,631        22,182
          +   REMEC Inc.                           3,501        34,975


  The accompanying notes are an integral part of these financial statements.



 27    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          -----------------------------------------------------------
          Extended Index
          Master Portfolio                        Shares        Value
          -----------------------------------------------------------
          COMMON STOCKS--(Continued)
          -----------------------------------------------------------
          +   Reptron Electronics Inc.            3,600  $     11,228
          +   Research Frontiers Inc.             1,504        25,207
          +   Robotic Vision Systems Inc.         2,513         2,815
          +   Rogers Corp.                          962        29,149
          +   Rudolph Technologies Inc.           1,017        34,903
          +   SBS Technologies Inc.               1,230        17,921
          +   Semtech Corp.                       4,436       158,321
          +   Sensar Corp.                        2,000           900
          +   Sheldahl Inc.                       2,484         1,292
          +   Silicon Image Inc.                  5,000        18,800
          +   Siliconix Inc.                      1,401        38,415
          +   SIPEX Corp.                         2,060        26,471
              SLI Inc.                            2,799         7,305
          +   Spectrum Control Inc.               2,390        12,548
          +   Spire Corp.                         5,000        15,950
              Tech/Ops Sevcon Inc.                1,439        10,433
              Technitrol Inc.                     1,846        50,987
          +   Therma-Wave Inc.                    1,515        22,604
          +   Three-Five Systems Inc.             1,445        22,990
          +   Trimble Navigation Ltd.             1,915        31,042
          +   Triumph Group Inc.                    515        16,738
          +   Tvia Inc.                           2,220         3,885
          +   Ultrak Inc.                           542           791
          +   Universal Display Corp.             2,700        24,570
          +   Universal Electronics Inc.          1,278        21,994
          +   Valence Technology Inc.             3,746        12,624
          +   Varian Inc.                         1,930        62,609
          +   Viasystems Group Inc.               9,029         5,688
          +   Vicor Corp.                         2,475        40,095
          +   Vishay Intertechnology Inc.         9,064       176,748
              Watts Industries Inc. "A"           2,401        36,015
              Woodhead Industries Inc.            1,806        28,679
              X-Rite Inc.                         3,781        32,176
          +   Zoran Corp.                         1,072        34,990
          +   Zygo Corp.                            911        14,485
                                                         ------------
                                                            5,198,736
                                                         ------------
          Energy & Related--0.03%
          +   H Power Corp.                       3,940        12,293
          +   Millennium Cell Inc.                3,400        17,748
          +   Syntroleum Corp.                    2,492        17,693
                                                         ------------
                                                               47,734
                                                         ------------
          Engineering & Construction--0.10%
              Granite Construction Inc.           2,254        54,276
          +   Jacobs Engineering Group Inc.       1,543       101,838
          +   UNIFAB International Inc.           3,300         2,145
                                                         ------------
                                                              158,259
                                                         ------------
          Entertainment--1.07%
          +   AMC Entertainment Inc.              3,050        36,600
          +   Ameristar Casinos Inc.              5,300       132,765
          +   Argosy Gaming Co.                   1,703        55,382
          +   barnesandnoble.com Inc.             2,900         4,466
          +   Championship Auto Racing Teams Inc. 1,178        18,954
              Churchill Downs Inc.                1,277        47,211
              Dover Downs Entertainment Inc.      3,290        50,337
          +   Expedia Inc. "A"                    3,600       146,196

        ----------------------------------------------------------------
                                                     Shares        Value
        ----------------------------------------------------------------
        +   Gaylord Entertainment Co. "A"             1,267 $     31,168
        +   GTECH Holdings Corp.                      1,846       83,605
        +   Hollywood Casino Corp. "A"                4,100       43,050
        +   Hollywood Entertainment Corp.             3,393       48,486
        +   Image Entertainment Inc.                    599        1,438
            International Speedway Corp. "A"          3,538      138,336
        +   Isle of Capris Casinos Inc.               1,700       22,746
        +   Macrovision Corp.                         3,060      107,773
        +   Metro-Goldwyn-Mayer Inc.                 13,240      289,956
        +   Penn National Gaming Inc.                 2,343       71,087
        +   Pinnacle Entertainment Inc.               1,651        9,956
        +   Six Flags Inc.                            5,174       79,576
        +   Speedway Motorsports Inc.                 2,656       67,144
        +   Steinway Musical Instruments Inc.         1,325       22,008
        +   Ticketmaster Online-CitySearch Inc. "B"   4,713       77,246
        +   Trendwest Resorts Inc.                    2,625       66,465
        +   Vail Resorts Inc.                         2,910       51,594
        +   World Wrestling Federation Entertainment
             Inc.                                     1,900       24,985
        +   Zomax Inc.                                2,356       18,824
                                                            ------------
                                                               1,747,354
                                                            ------------
        Environmental Control--0.37%
        +   Catalytica Energy Systems Inc.            1,705        7,792
        +   Duratek Inc.                              2,430       10,862
        +   IMCO Recycling Inc.                       5,713       40,848
        +   Ionics Inc.                                 920       27,628
        +   IT Group Inc.                             2,512          955
        +   Layne Christensen Co.                     6,420       51,360
            Mine Safety Appliances Co.                  963       38,664
        +   MPM Technologies Inc.                     1,900        5,510
        +   Republic Services Inc. "A"               11,167      223,005
        +   Stericycle Inc.                           1,400       85,232
        +   Tetra Tech Inc.                           2,746       54,673
        +   U S Liquids Inc.                          5,654       32,115
        +   Waste Holdings Inc.                       2,593       16,336
                                                            ------------
                                                                 594,980
                                                            ------------
        Food--2.27%
        +   American Italian Pasta Co. "A"            1,309       55,017
            Andersons Inc.                            2,101       21,010
            Applebee's International Inc.             2,614       89,399
        +   Arden Group Inc. "A"                        520       31,200
            Bridgeford Food Corp.                     1,119       13,428
        +   CEC Entertainment Inc.                    1,809       78,493
        +   Chart House Enterprises Inc.                526          473
        +   Cheesecake Factory (The)                  2,974      103,406
            Corn Products International Inc.          2,003       70,606
        +   Dean Foods Co.                            2,506      170,909
        +   Del Monte Foods Co.                       3,796       32,304
            Dole Food Co.                             2,850       76,466
            Dreyer's Grand Ice Cream Inc.             2,121       81,680
            Fleming Companies Inc.                    2,911       53,854
        +   Flowers Foods Inc.                        1,153       46,028
            Fresh Brands Inc.                         3,742       77,123
        +   Fresh Del Monte Produce Inc.              2,629       39,566
        +   Gardenburger Inc.                         3,019          815
        +   Green Mountain Coffee Inc.                1,000       27,390
        +   Hain Celestial Group Inc.                 2,289       62,856
            Hormel Foods Corp.                        8,986      241,454


  The accompanying notes are an integral part of these financial statements.



 28    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          -----------------------------------------------------------
          Extended Index
          Master Portfolio                        Shares        Value
          -----------------------------------------------------------
          COMMON STOCKS--(Continued)
          -----------------------------------------------------------
          +   IHOP Corp.                           1,282 $     37,563
              Interstate Bakeries Corp.            2,520       60,934
          +   Jack in the Box Inc.                 1,951       53,731
              Kraft Foods Inc.                    17,181      584,669
              Lance Inc.                           2,741       39,169
          +   M&F Worldwide Corp.                  1,561        6,712
              McCormick & Co. Inc.                 4,152      174,259
          +   P.F. Chang's China Bistro Inc.         753       35,617
          +   Papa John's International Inc.       1,521       41,797
          +   Pathmark Stores Inc.                 1,900       46,854
          +   Performance Food Group Co.           2,324       81,735
          +   Ralcorp Holdings Inc.                2,028       46,036
          +   Rare Hospitality International Inc.  1,567       35,320
              Ruddick Corp.                        2,487       39,767
          +   Schlotzsky's Inc.                      972        6,153
              Seaboard Corp.                         166       50,796
              Sensient Technologies Corp.          2,590       53,898
          +   Smithfield Foods Inc.                6,558      144,538
          +   Sonic Corp.                          1,826       65,736
          +   Tejon Ranch Co.                      1,368       32,709
              Tootsie Roll Industries Inc.         3,343      130,644
              Tyson Foods Inc. "A"                22,989      265,523
          +   United Heritage Corp.                6,360        6,996
          +   United Natural Foods Inc.            1,913       47,825
              Weis Markets Inc.                    3,068       85,781
          +   Whole Foods Market Inc.              3,158      137,562
          +   Wild Oats Markets Inc.               1,876       18,629
                                                         ------------
                                                            3,704,430
                                                         ------------
          Forest Products & Paper--0.40%
              American Woodmark Corp.                800       43,000
              Bowater Inc.                         3,115      148,586
          +   Buckeye Technologies Inc.            1,702       19,573
              Caraustar Industries Inc.            3,220       22,315
              Chesapeake Corp.                     1,159       32,232
          +   Fibermark Inc.                       1,686        9,644
              Glatfelter (P.H.) Co.                3,481       54,234
              Plum Creek Timber Co. Inc.           8,937      253,364
              Pope & Talbot Inc.                   1,397       19,907
              Wausau-Mosinee Paper Corp.           3,433       41,539
                                                         ------------
                                                              644,394
                                                         ------------
          Gas--0.19%
              AGL Resources Inc.                   2,957       68,070
              NUI Corp.                            1,366       32,374
              ONEOK Inc.                           3,720       66,365
              Vectren Corporation                  3,387       81,220
              WGL Holdings Inc.                    2,044       59,419
                                                         ------------
                                                              307,448
                                                         ------------
          Hand/Machine Tools--0.34%
          +   Axsys Technologies Inc.              1,179       11,790
              Baldor Electric Co.                  1,856       38,790
              Franklin Electric Co. Inc.             450       36,900
              Kennametal Inc.                      1,536       61,855
          +   Powell Industries Inc.               2,091       39,248
              Regal-Beloit Corp.                   1,935       42,183
          +   SPX Corp.                            2,376      325,274
                                                         ------------
                                                              556,040
                                                         ------------

         --------------------------------------------------------------
                                                    Shares        Value
         --------------------------------------------------------------
         Health Care--5.15%
         +   ABIOMED Inc.                           1,772  $     28,033
         +   Accredo Health Inc.                    1,625        64,513
         +   Advanced Tissue Sciences Inc.          3,800        16,568
         +   Albany Molecular Research Inc.         2,100        55,629
         +   Alliance Imaging Inc.                  1,823        22,241
         +   Alliance Pharmaceutical Corp.            640         2,176
         +   American Medical Systems Holdings Inc. 3,000        62,070
         +   AmeriPath Inc.                         1,673        53,553
         +   Anthem Inc.                            5,988       296,406
         +   Apogent Technologies Inc.              6,318       163,004
         +   Apria Healthcare Group Inc.            3,016        75,370
         +   Aradigm Corp.                          2,248        15,961
             Arrow International Inc.               1,139        45,492
         +   Arthocare Corp.                        1,560        27,971
         +   AVAX Technologies Inc.                 2,900         1,711
         +   Avigen Inc.                            1,500        17,265
             Beckman Coulter Inc.                   3,558       157,619
             Bei Technologies Inc.                    900        15,696
         +   BioMarin Pharmaceutical Inc.           4,800        64,512
         +   Bio-Rad Laboratories Inc. "A"          1,058        66,971
         +   Bioreliance Corp.                      2,049        58,458
         +   Biosite Diagnostics Inc.                 977        17,947
         +   BriteSmile Inc.                        6,500        32,500
         +   Bruker Daltonics Inc.                  3,335        54,527
         +   CardioDynamics International Corp.     2,800        18,508
         +   CardioGenesis Corp.                    2,404         2,813
         +   Cerner Corp.                           2,467       123,177
         +   Cerus Corp.                            1,347        61,625
         +   ChromaVision Medical Systems Inc.      3,736        16,775
         +   Closure Medical Corp.                  1,294        30,228
         +   Colorado Medtech Inc.                  1,974         5,822
         +   Community Health Systems Inc.          5,400       137,700
         +   Computer Motion Inc.                   1,959         7,738
         +   Conmed Corp.                           2,515        50,199
             Cooper Companies Inc.                  1,367        68,323
         +   Covance Inc.                           3,805        86,374
         +   Coventry Health Care Inc.              3,732        74,453
         +   Cyber-Care Inc.                        5,200         4,992
         +   Cyberonics Inc.                        1,143        30,324
         +   Cygnus Inc.                            2,359        12,385
         +   Cytyc Corp.                            7,458       194,654
             Datascope Corp.                          978        33,174
         +   DaVita Inc.                            5,721       139,878
             Diagnostic Products Corp.              1,634        71,814
         +   Diametrics Medical Inc.                3,462        19,595
         +   Dynacq International Inc.              2,800        62,356
         +   Edwards Lifesciences Corp.             3,700       102,231
         +   Enzo Biochem Inc.                      1,793        42,136
         +   Enzon Inc.                             2,484       139,800
         +   Epimmune Inc.                          2,000         6,000
         +   Express Scripts Inc. "A"               4,908       229,498
         +   Haemonetics Corp.                      1,692        57,393
         +   Health Net Inc.                        7,267       158,275
         +   Healthtronics Inc.                     2,400        21,600
             Hillenbrand Industries Inc.            3,595       198,696
         +   Hologic Inc.                           2,693        25,018
             Hooper Holmes Inc.                     3,918        35,066
         +   IDEXX Laboratories Inc.                1,329        37,890
         +   IGEN International Inc.                1,785        71,579


  The accompanying notes are an integral part of these financial statements.



 29    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          -----------------------------------------------------------
          Extended Index
          Master Portfolio                         Shares       Value
          -----------------------------------------------------------
          COMMON STOCKS--(Continued)
          -----------------------------------------------------------
          +   I-many Inc.                          1,903  $    18,364
          +   Impath Inc.                          1,124       50,029
          +   INAMED Corp.                         1,100       33,077
          +   Intermagnetics General Corp.         1,020       26,418
          +   Interpore International              2,927       24,353
              Invacare Corp.                       1,337       45,070
          +   Isolyser Co. Inc.                    2,500        6,375
          +   I-Stat Corp.                         1,362       10,746
          +   Kensey Nash Corp.                    1,733       31,194
          +   Laboratory Corp. of America Holdings 4,280      346,038
          +   Lasersight Inc.                      1,588          985
          +   LifeCell Corp.                         600        1,362
          +   LifePoint Hospitals Inc.             2,300       78,292
          +   Lincare Holdings Inc.                6,608      189,319
          +   Luminex Corp.                        2,140       36,294
          +   Magellan Health Services Inc.        2,200       13,970
          +   Matria Healthcare Inc.               1,160       40,171
          +   Med-Design Corp. (The)               2,100       41,370
          +   Medwave Inc.                         1,841        3,866
              Mentor Corp.                         1,484       42,383
              Meridian Bioscience Inc.             4,830       29,090
          +   Merit Medical Systems Inc.           2,500       46,700
          +   Micro Therapeutics Inc.              3,300       20,757
          +   Mid Atlantic Medical Services Inc.   3,220       73,094
          +   Novamed Eyecare Inc.                 2,500        2,950
          +   Novavax Inc.                         3,100       43,710
          +   Novoste Corp.                        1,694       14,806
          +   Oakley Inc.                          4,562       74,178
          +   Ocular Sciences Inc.                 2,303       53,660
          +   OraSure Technologies Inc.            2,701       32,817
          +   Ortec Inernational Inc.              3,263       18,925
          +   Orthodontic Centers of America Inc.  3,298      100,589
          +   Orthologic Corp.                     3,033       14,831
          +   Osteotech Inc.                       2,997       16,633
          +   Oxford Health Plans Inc.             5,596      168,663
          +   PacifiCare Health Systems Inc. "A"   1,336       21,376
          +   Palatin Technologies Inc.            1,800        7,560
          +   Pediatrix Medical Group Inc.         1,483       50,303
          +   PharmaNetics Inc.                    2,400       17,400
          +   Polymedica Industries Corp.            800       13,280
          +   Possis Medical Inc.                  2,556       44,526
          +   Prime Medical Service Inc.           2,659       12,870
          +   Province Healthcare Co.              2,368       73,076
          +   PSS World Medical Inc.               7,148       58,328
              Psychemedics Corp.                   2,416        9,906
          +   Quest Diagnostics Inc.               5,772      413,910
          +   RehabCare Group Inc.                 1,278       37,829
          +   Renal Care Group Inc.                2,813       90,297
          +   Res-Care Inc.                        2,444       21,629
          +   ResMed Inc.                          2,712      146,231
          +   Respironics Inc.                     2,313       80,122
          +   Ribozyme Pharmaceuticals Inc.        3,000       13,710
          +   SciQuest.com Inc.                    3,205        5,416
          +   Select Medical Corp.                 2,800       45,024
          +   Sola International Inc.              2,813       54,572
          +   Specialty Laboratories Inc.          1,300       35,737
          +   Spectranetics Corp.                  3,055       10,937
          +   SPECTRASCIENCE Inc.                  2,000        5,120

        ---------------------------------------------------------------
                                                    Shares        Value
        ---------------------------------------------------------------
        +   Staar Surgical Co.                       1,696 $      6,530
        +   Steris Corp.                             4,554       83,202
        +   Sunrise Assisted Living Inc.             1,950       56,765
        +   Sunrise Technologies International Inc.  4,043          970
        +   Syncor International Corp.               1,182       33,852
        +   Techne Corp.                             2,192       80,775
        +   Theragenics Corp.                        2,984       29,422
        +   Thoratec Labs Corp.                      3,876       65,892
        +   Triad Hospitals Inc.                     4,424      129,844
        +   Trigon Healthcare Inc.                   2,492      173,069
        +   TriPath Imaging Inc.                     3,479       26,197
        +   U.S. Physical Therapy Inc.               2,600       42,016
        +   Unilab Corp.                             1,772       44,477
        +   Universal Health Services Inc. "B"       3,630      155,291
        +   Urologix Inc.                            2,100       42,105
        +   US Oncology Inc.                         4,023       30,333
        +   Valentis Inc.                            3,876       12,016
        +   Varian Medical Systems Inc.              2,530      180,288
        +   Ventana Medical Systems Inc.             1,393       31,510
        +   VISX Inc.                                4,020       53,265
            Vital Sign Inc.                          1,269       44,288
        +   WebMD Corp.                             23,096      163,058
            West Pharmaceutical Services Inc.        1,171       31,149
        +   Young Innovations Inc.                     903       23,433
        +   ZEVEX International Inc.                 1,200        3,360
        +   Zoll Medical Corp.                         677       26,362
                                                           ------------
                                                              8,383,989
                                                           ------------
        Holding Companies-Diversified--4.22%
        +   Berkshire Hathaway Inc. "A"                 90    6,804,000
        +   Craig Corp.                              1,000        1,950
        +   Triarc Companies Inc.                    1,308       31,784
            Walter Industries Inc.                   3,486       39,427
                                                           ------------
                                                              6,877,161
                                                           ------------
        Home Builders--0.81%
        +   AMREP Corporation                          500        3,225
        +   Beazer Homes USA Inc.                      731       53,487
        +   Champion Enterprises Inc.                4,252       52,342
            Clayton Homes Inc.                       8,105      138,596
            D.R. Horton Inc.                         4,945      160,515
        +   Dominion Homes Inc.                      1,300       20,280
            Fleetwood Enterprises Inc.               3,500       39,655
            Lennar Corp.                             3,850      180,257
            M.D.C. Holdings Inc.                     1,355       51,213
        +   Monaco Coach Corp.                       2,752       60,186
            Newmark Homes Corp.                      1,914       27,638
        +   NVR Inc.                                   481       98,124
        +   Palm Harbor Homes Inc.                   2,363       56,594
            Ryland Group Inc.                          957       70,052
            Skyline Corp.                            1,441       46,472
            Standard-Pacific Corp.                   2,326       56,568
            Thor Industries Inc.                     1,446       53,574
        +   Toll Brothers Inc.                       2,254       98,951
            Winnebago Industries Inc.                1,220       45,067
                                                           ------------
                                                              1,312,796
                                                           ------------
        Home Furnishings--0.50%
        +   Applica Inc.                             3,014       27,156
            Bassett Furniture Industries Inc.        2,279       31,929


  The accompanying notes are an integral part of these financial statements.



 30    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          ------------------------------------------------------------
          Extended Index
          Master Portfolio                         Shares        Value
          ------------------------------------------------------------
          COMMON STOCKS--(Continued)
          ------------------------------------------------------------
              Ethan Allen Interiors Inc.            2,449 $    101,854
              Fedders Corp.                         3,324       10,105
          +   Furniture Brands International Inc.   3,320      106,306
              Harman International Industries Inc.  1,782       80,368
              Kimball International Inc. "B"        1,920       29,088
          +   Lazare Kaplan International Inc.      2,279       15,725
              La-Z-Boy Inc.                         3,606       78,683
              Libbey Inc.                           1,373       44,828
              Movado Group Inc.                     1,678       32,218
              Oneida Ltd.                           1,947       25,214
          +   Parkervision Inc.                     1,320       27,720
          +   Polycom Inc.                          5,048      173,651
              Rowe Furniture Corp.                    499          599
          +   Royal Appliance Manufacturing Co.     2,194       10,948
          +   Salton Inc.                           1,283       24,223
                                                          ------------
                                                               820,615
                                                          ------------
          Household Products/Wares--0.59%
              Blyth Inc.                            2,800       65,100
              Church & Dwight Co. Inc.              2,224       59,225
              Dial Corp.                            6,317      108,337
          +   Enesco Group Inc.                     7,002       44,113
          +   Fossil Inc.                           2,804       58,884
              Harland (John H.) Co.                 1,887       41,703
          +   Helen of Troy Ltd.                    2,599       32,254
          +   Nashua Corp.                          3,083       17,943
              National Presto Industries Inc.       1,071       29,720
              Pennzoil-Quaker State Co.             5,777       83,478
          +   Playtex Products Inc.                 4,899       47,765
              Russ Berrie & Co. Inc.                1,794       53,820
          +   Scotts Co. (The) "A"                  1,835       87,346
              Standard Register Co.                 2,728       50,550
              Toro Co.                              1,275       57,375
              Wallace Computer Services Inc.        2,335       44,342
          +   Yankee Candle Co. Inc. (The)          3,500       79,310
                                                          ------------
                                                               961,265
                                                          ------------
          Insurance--4.24%
          +   Acceptance Insurance Companies Inc.   3,741       19,042
              Alfa Corp.                            1,928       43,264
              Allmerica Financial Corp.             2,800      124,740
              American Financial Group Inc.         3,332       81,801
              American National Insurance Co.       1,284      107,984
              AmerUs Group Co.                      1,849       66,268
              Argonaut Group Inc.                   2,775       54,307
              Baldwin & Lyons Inc. "B"              1,513       38,733
              Berkley (W.R.) Corp.                  1,685       90,485
              Brown & Brown Inc.                    4,016      109,637
              Capitol Transamerica Corp.            1,713       28,179
          +   CNA Financial Corp.                  10,127      295,405
              CNA Surety Corp.                      2,972       46,066
              Commerce Group Inc.                   2,012       75,832
              Crawford & Co. "B"                    3,782       44,325
          +   Danielson Holding Corp.                 700        3,108
              Delphi Financial Group Inc. "A"         948       31,568
              Donegal Group Inc. "B"                  855        9,063
              Erie Indemnity Co. "A"                4,499      173,167
              FBL Financial Group Inc. "A"          2,105       35,111

        ---------------------------------------------------------------
                                                    Shares        Value
        ---------------------------------------------------------------
            Fidelity National Financial Inc.         4,734 $    117,403
            Financial Industries Corp.               1,320       17,886
            First American Corp.                     4,918       92,163
            Fremont General Corp.                    3,527       27,581
        +   Gainsco Inc.                               770        1,232
            Gallagher (Arthur J.) & Co.              4,692      161,827
            Great American Financial Resources Inc.  2,609       48,919
            Harleysville Group Inc.                  2,703       64,575
            HCC Insurance Holdings Inc.              3,153       86,865
        +   HealthExtras Inc.                        3,729       21,293
            Hilb Rogal & Hamilton Co.                1,047       58,684
            Horace Mann Educators Corp.              2,702       57,336
            Independence Holding Co.                 1,069       19,242
            Kansas City Life Insurance Co.           1,354       50,233
            LandAmerica Financial Group Inc.         1,290       37,023
            Leucadia National Corp.                  3,182       91,864
        +   Markel Corp.                               646      116,054
            Mercury General Corp.                    3,049      133,119
            MONY Group Inc.                          2,693       93,097
            Nationwide Financial Services Inc.         864       35,821
        +   Navigators Group Inc.                    1,877       37,071
            Odyssey Re Holdings Corp.                3,110       55,047
        +   Ohio Casualty Corp.                      5,178       83,107
            Old Republic International Corp.         7,200      201,672
        +   Philadelphia Consolidated Holding Co.    1,645       62,033
        +   PICO Holdings Inc.                       2,300       28,750
            PMA Capital Corp. "A"                    2,309       44,564
            PMI Group Inc. (The)                     2,735      183,272
            Presidential Life Corp.                  2,120       43,587
        +   Principal Financial Group (The)         21,100      506,400
        +   ProAssurance Corp.                       3,295       57,934
            Protective Life Corp.                    3,782      109,413
        +   Prudential Financial Inc.               33,336    1,106,422
            Radian Group Inc.                        5,382      231,157
            Reinsurance Group of America Inc.        2,557       85,097
            RLI Corp.                                1,164       52,380
            Selective Insurance Group Inc.           1,963       42,656
            StanCorp Financial Group Inc.            1,700       80,325
            State Auto Financial Corp.               3,976       64,570
        +   Stewart Information Services Corp.       2,478       48,941
            Transatlantic Holdings Inc.              2,875      261,625
        +   Triad Guaranty Inc.                      1,298       47,078
            21st Century Insurance Group             4,619       89,840
        +   UICI                                     4,968       67,068
            United Fire & Casualty Co.               1,251       35,816
            Unitrin Inc.                             4,544      179,579
        +   Universal American Financial Corp.       3,000       20,370
            Wesco Financial Corp.                      418      131,670
            White Mountains Insurance Group Inc.       256       89,088
            Zenith National Insurance Corp.          1,762       49,230
                                                           ------------
                                                              6,906,064
                                                           ------------
        Iron/Steel--0.18%
            AK Steel Holding Corp.                   8,844      100,645
            Carpenter Technology Corp.               1,180       31,412
            Gibraltar Steel Corp.                    1,160       20,323
        +   National Steel Corp. "B"                 4,836        7,012
            Reliance Steel & Aluminum Co.            1,537       40,346
            Ryerson Tull Inc.                        2,942       32,362
        +   Shiloh Industries Inc.                   2,882        5,476


  The accompanying notes are an integral part of these financial statements.



 31    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          ------------------------------------------------------------
          Extended Index
          Master Portfolio                         Shares        Value
          ------------------------------------------------------------
          COMMON STOCKS--(Continued)
          ------------------------------------------------------------
          +   Steel Dynamics Inc.                   4,841 $     56,204
          +   Weirton Steel Corp.                   2,700          648
          +   WHX Corp.                             1,756        2,704
                                                          ------------
                                                               297,132
                                                          ------------
          Leisure Time--0.36%
              Ambassadors International Inc.          965       20,255
          +   Bally Total Fitness Holding Corp.     1,835       39,563
              Callaway Golf Co.                     4,560       87,324
          +   Cannondale Corp.                      3,074        6,886
          +   Direct Focus Inc.                     2,700       84,240
          +   K2 Inc.                               2,311       16,662
              Polaris Industries Partners LP "A"    1,447       83,564
          +   Rawlings Sporting Goods Co.           3,087        9,261
          +   Resortquest International Inc.        3,354       15,965
              Royal Caribbean Cruises Ltd.         11,118      180,112
          +   WMS Industries Inc.                   2,502       50,040
                                                          ------------
                                                               593,872
                                                          ------------
          Lodging--0.63%
          +   Aztar Corp.                           2,668       48,824
          +   Boca Resorts Inc. "A"                 2,661       34,859
          +   Boyd Gaming Corp.                     6,380       41,470
          +   Choice Hotels International Inc.      3,389       75,066
          +   Crestline Capital Corp.               1,355       42,086
          +   Extended Stay America Inc.            5,792       94,989
          +   John Q Hammons Hotels Inc.            2,600       14,950
          +   Mandalay Resort Group Inc.            3,656       78,238
              Marcus Corp.                          2,495       35,304
          +   MGM Grand Inc.                        8,682      250,649
          +   Park Place Entertainment Corp.       19,847      181,997
          +   Prime Hospitality Corp.               3,038       33,570
          +   ShoLodge Inc.                         1,700        9,690
              Sonesta International Hotels Corp.      800        4,920
          +   Station Casinos Inc.                  4,168       46,640
          +   Suburban Lodges of America Inc.       3,969       27,188
                                                          ------------
                                                             1,020,440
                                                          ------------
          Machinery--1.10%
              AGCO Corp.                            3,663       57,802
              Albany International Corp. "A"        2,107       45,722
              Applied Industrial Technologies Inc.  1,369       25,532
          +   Astec Industries Inc.                 1,643       23,758
          +   Asyst Technologies Inc.               2,036       25,979
          +   Brooks Automation Inc.                1,605       65,275
          +   Cognex Corp.                          2,291       58,673
              Donaldson Co. Inc.                    2,664      103,470
          +   DT Industries Inc.                    2,068       11,374
          +   Dycom Industries Inc.                 2,491       41,625
          +   Electroglas Inc.                      1,827       26,985
          +   Esterline Technologies Corp.          1,575       25,216
          +   Flowserve Corp.                       2,018       53,699
          +   Gardner Denver Inc.                   1,793       40,020
              Gerber Scientific Inc.                3,216       29,909
          +   Global Payment Technologies Inc.      2,540        9,169
          +   Global Power Equipment Group Inc.       440        6,622
              Graco Inc.                            2,397       93,603
          +   Hurco Companies Inc.                    600        1,320
              Idex Corp.                            1,612       55,614

        ----------------------------------------------------------------
                                                       Shares      Value
        ----------------------------------------------------------------
        +            Imation Corp.                      1,818 $   39,232
        +            Insituform Technologies Inc. "A"   1,380     35,300
                     JLG Industries Inc.                2,372     25,262
        +            Kadant Inc.                          830     12,035
        +            Kulicke & Soffa Industries Inc.    3,584     61,466
                     Lincoln Electric Holding Inc.      3,754     91,748
        +            Magnetek Inc.                      2,812     25,336
                     Manitowoc Co. Inc.                 1,659     51,595
        +            McClain Industries Inc.            1,400      1,820
                     Nordson Corp.                      2,262     59,739
        +            Paragon Technologies Inc.          3,600     31,500
        +            Paxar Corp.                        3,943     55,991
        +            PPT Vision Inc.                    1,600      2,162
        +            Presstek Inc.                      1,890     17,331
        +            Research Inc.                      3,200        832
                     Robbins & Myers Inc.               1,306     30,573
        +            Semitool Inc.                      1,816     20,848
                     Stewart & Stevenson Services Inc.  2,732     51,389
                     Tecumseh Products Co. "A"            739     37,416
        +            Tegal Corp.                        4,300      5,762
                     Tennant Co.                        1,215     45,077
        +            Terex Corp.                        1,330     23,328
                     Thomas Industries Inc.             1,910     47,750
        +            Ultratech Stepper Inc.             1,943     32,098
        +            Unova Inc.                         4,748     27,538
                     Woodward Governor Co.                816     47,532
        +            Zebra Technologies Corp. "A"       1,898    105,358
                                                              ----------
                                                               1,787,385
                                                              ----------
        Manufacturers--0.53%
                     AZZ Incorporated                   1,300     27,651
                     Carlisle Companies Inc.            1,750     64,715
        +            CUNO Inc.                          1,796     54,778
                     Federal Signal Corp.               2,427     54,049
        +            FMC Corp.                          1,838     57,382
                     Harsco Corp.                       1,788     61,328
                     Lancaster Colony Corp.             2,693     95,628
                     Pentair Inc.                       2,818    102,885
                     Pittston Brink's Group             2,775     61,328
                     Ploymer Group Inc.                 3,131      2,348
                     Samsonite Corp.                    2,267      3,083
                     Sturm Ruger & Co. Inc.             2,392     28,656
                     Teleflex Inc.                      1,873     88,612
                     Tredegar Corporation               2,217     42,123
                     Trinity Industries Inc.            2,237     60,779
        +            U.S. Industries Inc.               5,310     13,594
                     Wabtec Corporation                 3,405     41,882
                                                              ----------
                                                                 860,821
                                                              ----------
        Media--4.77%
        +            Acme Communications Inc.           2,400     16,176
        +            Adelphia Communications Corp. "A"  8,897    277,408
                     Banta Corp.                        1,494     44,103
        +            Beasley Broadcast Group Inc. "A"   2,300     29,923
                     Belo (A.H.) Corp.                  7,894    148,013
        +            Big City Radio Inc.                2,600      2,860
        +            Cablevision Systems Corp.          7,709    365,792
        +            Charter Communications Inc.       17,800    292,454
        +            Cox Radio Inc. "A"                 2,065     52,616
        +            Crown Media Holdings Inc.          2,398     27,073


  The accompanying notes are an integral part of these financial statements.



 32    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


      -------------------------------------------------------------------
      Extended Index
      Master Portfolio                              Shares          Value
      -------------------------------------------------------------------
      COMMON STOCKS--(Continued)
      -------------------------------------------------------------------
      +   CTN Media Group Inc.                        1,438    $    1,438
      +   Cumulus Media Inc. "A"                      3,327        53,831
      +   Emmis Communications Corp.                  3,174        75,033
      +   Entercom Communications Corp.               2,900       145,000
      +   Fox Entertainment Group Inc. "A"           17,484       463,851
      +   Gemstar-TV Guide International Inc.        24,500       678,650
      +   Granite Broadcasting Corp.                  1,368         2,818
          Gray Communications Systems Inc. "B"        2,271        23,596
      +   Hearst-Argyle Television Inc.               3,373        72,722
      +   Hispanic Broadcasting Corp.                 6,746       172,023
          Hollinger International Inc.                5,722        66,947
      +   Hollywood Media Corp.                       2,989        19,698
      +   HyperFeed Technologies Inc.                   997           608
      +   Information Holdings Inc.                   1,958        55,431
      +   Insight Communications Co. Inc.             2,900        70,064
      +   Journal Register Co.                        2,867        60,322
          Lee Enterprises Inc.                        2,493        90,670
          Liberty Corp.                               1,034        42,549
      +   Liberty Digital Inc. "A"                    2,600         8,996
      +   Liberty Media Corp. "A"                   141,400     1,979,600
      +   LodgeNet Entertainment Corp.                2,500        42,725
      +   Lynch Interactive Corp.                       504        34,776
          McClatchy Co. (The) "A"                     2,199       103,353
          Media General Inc. "A"                      1,097        54,664
      +   Mediacom Communications Corp.               4,250        77,605
      +   Metromedia International Group Inc.         4,997         4,048
      +   New Frontier Media Inc.                     1,500         4,500
      +   On Command Corp.                            3,249         9,909
      +   Paxson Communications Corp.                 4,748        49,617
      +   Pegasus Communications Corp.                3,312        34,478
      +   Playboy Enterprises Inc. "B"                2,398        40,502
      +   Primedia Inc.                              10,516        45,745
          Pulitzer Inc.                               1,506        76,806
      +   Radio Unica Communications Corp.            3,800         5,320
      +   Rare Medium Group Inc.                      5,115         3,785
          Readers Digest Association Inc. (The) "A"   6,294       145,266
      +   Regent Communications Inc.                  3,200        21,600
      +   Scholastic Corp.                            1,860        93,614
          Scripps (E.W.) Company                      4,611       304,326
      +   Sinclair Broadcast Group "A"                4,099        38,777
      +   Spanish Broadcasting System Inc. "A"        2,600        25,714
      +   TiVo Inc.                                   3,800        24,890
      +   UnitedGlobalCom Inc. "A"                    5,046        25,230
      +   USA Networks Inc.                          19,163       523,342
          Value Line Inc.                             1,146        55,558
          Washington Post Company (The) "B"             450       238,500
      +   Westwood One Inc.                           6,286       188,894
          Wiley (John) & Sons Inc. "A"                3,234        74,479
      +   Wink Communications Inc.                    2,600         4,160
      +   XM Satellite Radio Holdings Inc. "A"        4,500        82,620
      +   Youthstream Media Networks Inc.             2,318         2,874
                                                            -------------
                                                                7,777,942
                                                            -------------
      Metal Fabricate/Hardware--0.16%
          Amcast Industrial Corp.                     1,839         9,894
          Kaydon Corp.                                1,638        37,150
          Penn Engineering & Manufacturing Corp.      1,834        30,720

            --------------------------------------------------------
                                                 Shares        Value
            --------------------------------------------------------
                Precision Castparts Corp.         2,378 $     67,179
                Timken Co. (The)                  3,739       60,497
            +   TransTechnology Corp.             2,532       25,826
                Valmont Industries Inc.           2,324       33,605
                                                        ------------
                                                             264,871
                                                        ------------
            Metals-Diversified--0.27%
                Ameron Inc.                         500       34,600
                AptarGroup Inc.                   1,812       63,474
            +   Atchison Casting Corp.              457          804
                Commercial Metals Co.             1,770       61,915
                Matthews International Corp. "A"  1,974       48,521
            +   Maverick Tube Corp.               1,669       21,614
            +   Mueller Industries Inc.           2,301       76,508
            +   Niagara Corp.                       600          900
            +   NS Group Inc.                     1,534       11,474
                Pitt-Des Moines Inc.                500       15,500
            +   Shaw Group Inc.                   2,670       62,745
            +   Titanium Metals Corp.             2,200        8,778
            +   TransPro Inc.                     1,600        4,960
                Tremont Corp.                     1,000       28,900
                                                        ------------
                                                             440,693
                                                        ------------
            Mining--0.23%
                Arch Coal Inc.                    3,365       76,386
                Brush Engineered Materials        1,404       19,993
                Century Aluminum Co.              1,637       21,870
            +   Charles & Colvard Ltd.            2,811        4,385
            +   Kaiser Aluminum Corp.             3,541        5,736
            +   MAXXAM Inc.                       1,713       29,978
            +   Meridian Gold Inc.                4,594       47,456
                Peabody Energy Corp.              3,167       89,278
            +   Stillwater Mining Co.             2,620       48,470
                USEC Inc.                         5,274       37,762
                                                        ------------
                                                             381,314
                                                        ------------
            Office/Business Equipment--0.24%
            +   General Binding Corp.             3,195       41,247
                Herman Miller Inc.                4,846      114,656
                HON Industries Inc.               4,562      126,139
            +   Insight Enterprises Inc.          2,872       70,651
                Steelcase Inc.                    1,929       28,395
                Virco Manufacturing Corp.         1,453       14,530
                                                        ------------
                                                             395,618
                                                        ------------
            Oil & Gas Producers--3.15%
                Adams Resources & Energy Inc.     1,600       12,480
                Apco Argentina Inc.                 971       20,877
                Atmos Energy Corp.                1,953       41,501
            +   ATP Oil & Gas Corp.               1,370        4,083
            +   Atwood Oceanics Inc.              1,102       38,405
                Berry Petroleum Co. "A"           2,178       34,195
            +   Blue Dolphin Energy Co.           7,300       11,680
                BP Prudhoe Bay Royalty Trust      1,489       22,112
                Cabot Oil & Gas Corp. "A"         2,315       55,676
            +   CAL Dive International Inc.       2,072       51,137
            +   Callon Petroleum Corp.            1,559       10,679
                Cascade Natural Gas Corp.         1,007       22,204
            +   Chesapeake Energy Corp.          10,300       68,083
            +   Chiles Offshore Inc.              2,500       49,725


                      See Notes to Financial Statements.



33    Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)             DECEMBER 31, 2001


        ---------------------------------------------------------------
        Extended Index
        Master Portfolio                            Shares        Value
        ---------------------------------------------------------------
        COMMON STOCKS--(Continued)
        ---------------------------------------------------------------
        +   Clayton Williams Energy Inc.             1,100 $     14,410
        +   Dawson Geophysical Co.                   2,400       18,600
        +   Denbury Resources Inc.                   4,397       32,142
            Diamond Offshore Drilling Inc.           7,576      230,310
        +   Encore Acquisition Co.                   1,937       25,781
            Energen Corp.                            1,408       34,707
        +   Energy Partners Ltd.                     2,000       15,100
            ENSCO International Inc.                 8,456      210,132
            Equitable Resources Inc.                 4,022      137,030
        +   Evergreen Resources Inc.                 2,093       80,811
        +   Forest Oil Corp.                         2,223       62,711
        +   Giant Industries Inc.                    2,584       23,850
            GlobalSantaFe Corp.                     12,920      368,478
        +   Grey Wolf Inc.                           9,565       28,408
        +   Hanover Compressor Co.                   4,052      102,354
            Helmerich & Payne Inc.                   3,200      106,816
        +   Houston Exploration Co.                  1,769       59,403
            Howell Corp.                             2,050       21,320
        +   Key Energy Services Inc.                 5,818       53,526
        +   Magnum Hunter Resources Inc.             2,900       24,070
        +   Mallon Resources Corp.                   3,500       10,570
        +   MarkWest Hydrocarbon Inc.                1,779       11,386
        +   McMoRan Exploration Co.                  2,119       12,269
        +   Meridian Resource Corp. (The)            5,900       23,541
        +   Mission Resources Corp.                  1,833        6,416
            Mitchell Energy & Development Corp. "A"  2,997      159,740
            Murphy Oil Corp.                         2,511      211,024
        +   National-Oilwell Inc.                    5,282      108,862
            New Jersey Resources Corp.               1,296       60,653
        +   Newfield Exploration Co.                 2,302       81,744
            Noble Affiliates Inc.                    3,549      125,244
            Northwest Natural Gas Co.                  909       23,180
        +   Nuevo Energy Co.                         1,327       19,905
            Ocean Energy Inc.                       10,362      198,950
        +   Oceaneering International Inc.           2,232       49,372
        +   Parker Drilling Co.                      6,495       23,967
            Patina Oil & Gas Corp.                   1,200       33,000
        +   Petroleum Development Corp.              2,500       15,425
            Piedmont Natural Gas Co.                 1,771       63,402
        +   Pioneer Natural Resources Co.            6,483      124,863
            Pogo Producing Co.                       2,695       70,798
        +   Pride International Inc.                 8,295      125,255
        +   Prima Energy Corp.                       1,030       22,403
        +   Remington Oil & Gas Corp.                2,200       38,060
        +   Seacor Smit Inc.                         1,050       48,720
        +   Seitel Inc.                              1,764       23,990
            Semco Energy Inc.                        1,700       18,275
        +   Southern Union Co.                       3,262       61,521
            Southwest Gas Corp.                      1,656       37,012
        +   Spinnaker Exploration Co.                2,700      111,132
            St. Mary Land & Exploration Co.          1,598       33,862
        +   Stone Energy Corp.                       1,615       63,793
        +   Superior Energy Services Inc.            5,800       50,170
        +   Swift Energy Co.                         1,629       32,906
        +   Tesoro Petroleum Corp.                   3,192       41,847
        +   3TEC Energy Corp.                        1,700       23,800
        +   Tom Brown Inc.                           1,879       50,752
            UGI Corp.                                1,170       35,334

          ------------------------------------------------------------
                                                   Shares        Value
          ------------------------------------------------------------
              Ultramar Diamond Shamrock Corp.       4,219 $    208,756
          +   Unit Corp.                            2,349       30,302
              Valero Energy Corp.                   3,898      148,592
              Vintage Petroleum Inc.                3,458       49,968
              WD-40 Company                         1,899       50,608
              Western Gas Resources Inc.            2,285       73,851
          +   Westport Resources Corp.              4,576       79,394
          +   W-H Energy Services Inc.              1,400       26,670
              XTO Energy Inc.                       6,940      121,450
                                                          ------------
                                                             5,135,530
                                                          ------------
          Oil & Gas Services--1.01%
          +   BJ Services Co.                       9,772      317,101
              CARBO Ceramics Inc.                     838       32,816
          +   Cooper Cameron Corp.                  3,281      132,421
          +   Dril-Quip Inc.                        1,536       37,018
          +   FMC Technologies Inc.                   266        4,376
          +   Global Industries Ltd.                5,078       45,194
          +   Grant Prideco Inc.                    7,960       91,540
          +   Hydril Co.                            2,000       35,260
          +   Input/Output Inc.                     4,854       39,851
          +   Lone Star Technologies Inc.           1,606       28,266
          +   Mitcham Industries Inc.               2,200       10,010
          +   Newpark Resources Inc.                6,968       55,047
          +   Oil States International Inc.         2,906       26,445
          +   Patterson-UTI Energy Inc.             4,632      107,972
          +   Smith International Inc.              3,253      174,426
              Tidewater Inc.                        3,538      119,938
          +   Varco International Inc.              5,849       87,618
          +   Veritas DGC Inc.                      1,922       35,557
          +   Weatherford International Inc.        7,160      266,782
                                                          ------------
                                                             1,647,638
                                                          ------------
          Packaging & Containers--0.47%
          +   AEP Industries Inc.                     745       17,850
          +   BWAY Corporation                      1,143       12,573
          +   Gaylord Container Corporation "A"     5,383        5,437
              Greif Brothers Corp. "A"              1,625       53,544
          +   Ivex Packaging Corp.                  2,036       38,684
              Longview Fibre Co.                    3,612       42,658
          +   Packaging Corporation of America      6,850      124,328
          +   Silgan Holdings Inc.                  2,054       53,733
          +   Smurfit-Stone Container Corp.        15,116      241,403
              Sonoco Products Co.                   6,346      168,677
                                                          ------------
                                                               758,887
                                                          ------------
          Pharmaceuticals--4.33%
          +   aaiPharma Inc.                        1,732       43,577
          +   Abgenix Inc.                          5,032      169,276
          +   Adolor Corporation                    1,700       30,515
          +   AdvancePCS                            6,000      176,100
          +   Akorn Inc.                            2,709       10,836
          +   Align Technology Inc.                 2,948       13,266
          +   Alkermes Inc.                         3,692       97,321
          +   Allou Health & Beauty Care Inc. "A"   2,961       16,670
          +   Allscripts Healthcare Solutions Inc.  4,600       14,904
              Alpharma Inc. "A"                     1,695       44,833
          +   Amylin Pharmaceuticals Inc.           4,300       39,302
          +   Andrx Group                           4,300      302,763
          +   Antigenics Inc.                       1,600       26,240


  The accompanying notes are an integral part of these financial statements.



 34    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


           ----------------------------------------------------------
           Extended Index
           Master Portfolio                       Shares        Value
           ----------------------------------------------------------
           COMMON STOCKS--(Continued)
           ----------------------------------------------------------
           +   Aphton Corp.                        2,832 $     41,347
           +   Arqule Inc.                         1,444       24,548
           +   AVANIR Pharmaceuticals "A"          4,000       17,040
           +   AVI BioPharma Inc.                  4,800       52,415
           +   Barr Laboratories Inc.              2,730      216,653
           +   Biopure Corp.                       2,300       32,683
           +   Bone Care International Inc.        1,973       33,797
           +   Boston Life Sciences Inc.           3,693        9,860
           +   Celgene Corp.                       4,515      144,119
           +   Cell Genesys Inc.                   2,359       54,823
           +   Cell Therapeutics Inc.              1,890       45,625
           +   Cephalon Inc.                       3,259      246,332
           +   CIMA Labs Inc.                      1,000       36,150
           +   CollaGenex Pharmaceuticals Inc.     3,116       25,240
           +   Connetics Corp.                     3,237       38,520
           +   COR Therapeutics Inc.               3,192       76,385
           +   Corixa Corp.                        3,112       46,898
           +   Corvas International Inc.           2,500       16,375
           +   Cubist Pharmaceuticals Inc.         1,344       48,330
           +   CV Therapeutics Inc.                1,300       67,626
               D&K Healthcare Resources Inc.       1,138       64,809
               Dentsply International Inc.         2,848      142,970
           +   Digene Corp.                        1,428       42,126
           +   Durect Corp.                        3,800       44,042
           +   Emisphere Technologies Inc.         1,405       44,834
           +   Endo Pharmaceuticals Holdings Inc.  5,500       64,185
           +   Epix Medical Inc.                   1,921       27,451
           +   Essential Therapeutics Inc.         2,892       12,436
           +   Genta Inc.                          4,000       56,920
           +   Genzyme Transgenics Corp.           7,976       46,420
           +   Geron Corp.                         2,194       19,088
           +   Gilead Sciences Inc.                5,798      381,045
           +   Guilford Pharmaceuticals Inc.       1,220       14,640
           +   Hemispherx Biopharma Inc.           3,710       16,695
           +   Henry Schein Inc.                   2,680       99,240
               Herbalife International Inc. "A"    3,068       43,627
           +   Hi-Tech Pharmacal Co.               2,400       28,440
           +   Hyseq Inc.                          4,178       32,254
               ICN Pharmaceuticals Inc.            4,523      151,521
           +   Ilex Oncology Inc.                  1,266       34,233
           +   Imclone Systems Inc.                4,580      212,787
           +   Immune Response Corp.               3,465        4,643
           +   Immunogen Inc.                      2,500       41,450
           +   Impax Laboratories Inc.             4,000       53,760
           +   Inhale Therapeutic Systems Inc.     3,004       55,724
           +   Inkine Pharmaceutical Co.           3,300        5,148
           +   Intuitive Surgical Inc.             2,200       22,066
           +   IVAX Corporation                   11,280      227,179
           +   Kos Pharmaceuticals Inc.            1,853       64,114
           +   KV Pharmaceuticals Co.              1,842       54,339
           +   Ligand Pharmaceuticals Inc. "B"     2,582       46,218
           +   Martek Biosciences Corp.            1,748       38,019
           +   Medarex Inc.                        4,728       84,915
           +   MediChem Life Sciences Inc.         1,600        2,320
           +   Medicines Company (The)             1,900       22,021
           +   Medicis Pharmaceutical Corp. "A"    1,843      119,039
           +   Miravant Medical Technologies       1,991       19,134
               Mylan Laboratories Inc.             7,354      275,775

      -------------------------------------------------------------------
                                                      Shares        Value
      -------------------------------------------------------------------
      +   NABI Inc.                                   3,300  $     34,056
      +   NaPro BioTherapeutics Inc.                  2,500        28,500
      +   Nastech Pharmaceutical Co. Inc.             3,000        46,500
      +   Natrol Inc.                                 2,290         5,759
      +   NBTY Inc.                                   3,730        43,641
      +   Neose Technologies Inc.                       953        34,899
      +   Neurocrine Biosciences Inc.                 1,371        70,346
      +   NPS Pharmaceuticals Inc.                    2,151        82,383
          Nu Skin Enterprises Inc. "A"                3,109        27,204
          Omnicare Inc.                               5,605       139,452
      +   OSI Pharmaceuticals Inc.                    1,998        91,389
      +   Patterson Dental Co.                        3,980       162,901
      +   Perrigo Co.                                 5,276        62,362
      +   Pharmaceutical Resources Inc.               2,400        81,120
      +   Pharmacyclics Inc.                          1,356        13,479
      +   Praecis Pharmaceuticals Inc.                3,000        17,460
      +   Priority Healthcare Corp. "B"               3,376       118,801
      +   Sangstat Medical Corp.                      1,921        37,728
      +   Sciclone Pharmaceuticals Inc.               3,400        10,200
      +   Scios Inc.                                  2,400        57,048
      +   Sepracor Inc.                               4,346       247,983
      +   Serologicals Corp.                          2,187        47,021
      +   SICOR Inc.                                  6,463       101,340
      +   Supergen Inc.                               2,151        30,802
      +   Sybron Dental Specialties Inc.              2,006        43,289
      +   Synaptic Pharmaceutical Corp.               2,594        15,616
      +   Tanox Inc.                                  2,500        46,256
      +   Texas Biotech Corp.                         4,257        27,671
      +   3 Dimensional Pharmaceuticals Inc.          7,277        61,782
      +   Titan Pharmaceuticals Inc.                  1,487        14,587
      +   Triangle Pharmaceuticals Inc.               3,876        15,543
      +   Tularik Inc.                                2,636        63,317
      +   Twinlab Corp.                               2,806         3,788
      +   United Surgical Partners International Inc.   725        15,334
      +   United Therapeutics Inc.                    1,400        14,574
      +   VaxGen Inc.                                 1,500        17,400
      +   Versicor Inc.                               3,600        73,260
      +   Vion Pharmaceuticals Inc.                   2,523        11,126
      +   Viropharma Inc.                             1,323        30,363
      +   VIVUS Inc.                                  2,800        13,636
      +   Zonagen Inc.                                1,801        12,607
                                                             ------------
                                                                7,048,519
                                                             ------------
      Pipelines--0.16%
      +   Aquila Inc.                                 1,714        29,309
          National Fuel Gas Co.                       3,640        89,908
          Questar Corp.                               5,390       135,020
                                                             ------------
                                                                  254,237
                                                             ------------
      Real Estate--2.21%
      +   American Community Property Trust             600         3,750
      +   American Residential Investment Trust Inc.    560         1,176
          AMLI Residential Properties Trust           1,844        46,506
          Annaly Mortgage Management Inc.             2,800        44,800
          Anthracite Capital Inc.                     2,200        24,178
          Bedford Property Investors Inc.             3,013        67,793
          Brandywine Realty Trust                     2,800        58,996
          BRE Properties Inc. "A"                     2,277        70,496
      +   California Coastal Communities Inc.           535         2,408
      +   Catellus Development Corp.                  6,076       111,798


  The accompanying notes are an integral part of these financial statements.



 35    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)             DECEMBER 31, 2001


        ----------------------------------------------------------------
        Extended Index
        Master Portfolio                             Shares        Value
        ----------------------------------------------------------------
        COMMON STOCKS--(Continued)
        ----------------------------------------------------------------
            CBL & Associates Properties Inc.         1,482  $     46,683
            Centerpoint Properties Corp.             1,438        71,612
            Chateau Communities Inc.                 1,647        49,245
            Colonial Properties Trust                1,165        36,290
            Commercial Net Lease Realty Inc.         4,713        61,269
            Cornerstone Realty Income Trust          4,949        56,171
            Cousins Properties Inc.                  2,927        71,302
            Developers Diversified Realty Corp.      2,963        56,593
            Eastgroup Properties Inc.                1,329        30,660
            Equity Inns Inc.                         6,529        43,222
            First Industrial Realty Trust            2,697        83,877
            Forest City Enterprises Inc. "A"         2,911       112,656
            Gables Residential Trust                 1,271        37,622
            Glenborough Realty Trust Inc.            1,619        31,409
            Glimcher Realty Trust                    2,660        50,088
        +   Grubb & Ellis Company                    1,305         3,850
            Healthcare Realty Trust                  1,986        55,608
            Home Properties of NY Inc.               1,754        55,426
        +   Income Opportunity Realty Investors Inc. 2,900        52,200
            Innkeepers USA Trust                     4,029        39,484
        +   Insignia Financial Group Inc.            3,857        41,656
            IRT Property Co.                         6,387        67,702
            JDN Realty Corp.                         4,362        53,783
        +   Jones Lang LaSalle Inc.                  3,226        58,229
            JP Realty Inc.                           2,389        56,834
            Kilroy Realty Corp.                      1,936        50,859
            LNR Property Corp.                       1,320        41,158
            Macerich Co. (The)                       2,354        62,616
            Manufactured Home Communities Inc.       1,868        58,300
            Meristar Hospitality Corp.               2,369        33,640
            Mills Corp.                              2,680        70,966
            Monmouth Real Estate Investment
             Corp. "A"                               2,500        16,125
            National Golf Properties Inc.            2,360        20,933
            National Health Investors Inc.           4,195        62,086
            Nationwide Health Properties Inc.        2,267        42,370
            Pan Pacific Retail Properties Inc.       2,446        70,249
            Prentiss Properties Trust                  941        25,830
            Prime Group Realty Trust                 4,457        41,138
            PS Business Parks Inc.                   1,457        45,896
            Realty Income Corp.                      2,099        61,711
            Reckson Associates Realty Corp.          2,791        65,198
            Redwood Trust Inc.                       2,017        48,872
            RFS Hotel Investors Inc.                 4,113        46,806
        +   Security Capital Group "B"               5,273       133,776
            Shurgard Storage Centers Inc. "A"        2,179        69,728
            Sl Green Realty Corp.                    3,771       115,807
            Sovran Self Storage Inc.                 1,479        46,071
            St. Joe Company (The)                    5,824       161,616
            Storage USA Inc.                         2,540       106,934
            Summit Properties Inc.                   1,437        35,954
            Sun Communities Inc.                     1,563        58,222
            Taubman Centers Inc.                     4,167        61,880
            Town & Country Trust                     2,581        53,943
        +   Trammell Crow Co.                        4,232        49,514
        +   Transcontinental Realty Investments Inc. 1,538        24,685

        ---------------------------------------------------------------
                                                    Shares        Value
        ---------------------------------------------------------------
        +   United Capital Corp.                       690 $     14,697
            W.P. Carey & Co. LLC                     2,232       51,782
                                                           ------------
                                                              3,604,734
                                                           ------------
        Real Estate Investment Trusts--3.04%
            Acadia Realty Trust                      2,637       16,745
        +   Alexander's Inc.                           723       41,139
            Alexandria Real Estate Equities Inc.     2,562      105,298
            AMB Property Corp.                       5,742      149,292
            American Land Lease Inc.                 2,793       36,588
            American Mortgage Acceptance Corp.       3,300       48,015
            Apartment Investment & Management
             Co. "A"                                 4,131      188,911
            Archstone-Smith Trust                    8,157      214,529
            Arden Realty Inc.                        3,392       89,888
            AvalonBay Communities Inc.               3,756      177,696
            Boston Properties Inc.                   5,042      191,596
            Camden Property Trust                    2,293       84,153
            Capital Automotive REIT                  1,600       31,824
            CarrAmerica Realty Corp.                 3,210       96,621
            Chelsea Property Group Inc.                895       43,945
            Crescent Real Estate Equities Co.        6,613      119,761
            Crown American Realty Trust              2,566       20,015
            Duke-Weeks Realty Corp.                  7,158      174,154
            Essex Property Trust Inc.                1,844       91,112
            Federal Realty Investment Trust          1,991       45,793
            FelCor Lodging Trust Inc.                2,337       39,051
            General Growth Properties Inc.           2,706      104,993
            Getty Realty Corp.                       2,600       49,010
            Great Lakes REIT Inc.                    3,419       54,704
            Health Care Property Investors Inc.      2,857      103,452
            Health Care REIT Inc.                    1,854       45,145
            Highwoods Properties Inc.                2,659       69,001
            Hospitality Properties Trust             2,535       74,783
            Host Marriott Corp.                     14,160      127,440
            HRPT Properties Trust                    8,685       75,212
            iStar Financial Inc.                     6,770      168,911
            Kimco Realty Corp.                       5,073      165,836
            Koger Equity Inc.                        2,289       37,311
            Kramont Realty Trust                     1,700       24,820
            Liberty Property Trust                   4,033      120,385
            Mack-Cali Realty Corp.                   2,558       79,349
            Mid-America Apartment Communities Inc.   1,242       32,665
            Mission West Properties Inc.             2,400       30,528
            New Plan Excel Realty Trust              6,847      130,435
            Parkway Properties Inc.                  1,252       41,566
        +   Pinnacle Holdings Inc.                   2,900          986
            Post Properties Inc.                     1,001       35,546
            Prologis Trust                           9,975      214,562
            Public Storage Inc.                      6,894      230,260
            Regency Centers Corp.                    3,440       95,460
            Rouse Co.                                3,169       92,820
            Senior Housing Properties Trust          4,318       60,063
            Simon Property Group Inc.                9,618      282,096
            Thornbury Mortgage Inc.                  2,392       47,122
            United Dominion Realty Trust             7,634      109,930
            Vornado Realty Trust                     4,668      194,189
            Washington Real Estate Investment Trust  2,196       54,658
                                                           ------------
                                                              4,959,364
                                                           ------------


  The accompanying notes are an integral part of these financial statements.



 36    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


        ---------------------------------------------------------------
        Extended Index
        Master Portfolio                            Shares        Value
        ---------------------------------------------------------------
        COMMON STOCKS--(Continued)
        ---------------------------------------------------------------
        Retail--5.24%
        +   Abercrombie & Fitch Co. "A"              6,020 $    159,711
        +   Advance Auto Parts Inc.                  1,919       95,470
        +   AFC Enterprises Inc.                     1,869       53,061
        +   AG Services of America Inc.              1,533       16,863
        +   Amazon.com Inc.                         22,864      247,388
        +   American Eagle Outfitters Inc.           4,155      108,736
        +   Ames Department Stores Inc.              1,936          465
        +   AnnTaylor Stores Corp.                   1,747       61,145
        +   AutoNation Inc.                         23,198      286,031
        +   Barnes & Noble Inc.                      3,968      117,453
        +   Bebe Stores Inc.                         2,424       45,232
        +   Big Dog Holdings Inc.                    3,241       10,114
        +   BJ's Wholesale Club Inc.                 4,572      201,625
            Blockbuster Inc.                         2,500       63,000
            Bob Evans Farms Inc.                     2,133       52,408
        +   Borders Group Inc.                       4,235       84,022
        +   Brinker International Inc.               6,199      184,482
            Brown Shoe Company Inc.                  1,408       22,866
        +   Buckle Inc. (The)                        1,782       39,739
            Burlington Coat Factory Warehouse Corp.  3,019       50,719
            Casey's General Store Inc.               2,654       39,545
            Cash American Investments Inc.           4,822       40,987
            Cato Corp. "A"                           2,013       38,046
            CBRL Group Inc.                          3,436      101,156
        +   CDW Computer Centers Inc.                5,244      281,655
        +   Charlotte Russe Holding Inc.             2,200       40,942
        +   Charming Shoppes Inc.                    6,277       33,331
        +   Chico's FAS Inc.                         1,674       66,458
        +   Children's Place Retail Stores Inc.      1,911       51,884
        +   Christopher & Banks Corp.                1,968       67,404
            Claire's Stores Inc.                     3,172       47,897
        +   Coldwater Creek Inc.                     1,075       22,769
        +   Cole National Corp.                      2,758       45,645
        +   Copart Inc.                              3,182      115,729
        +   Cost Plus Inc.                           1,283       34,000
        +   CSK Auto Corp.                           2,542       25,293
        +   Dollar Tree Stores Inc.                  7,069      218,503
        +   Dress Barn Inc.                          1,218       30,462
        +   Drugstore.com Inc.                       7,600       14,820
        +   Duane Reade Inc.                         1,259       38,211
        +   eBay Inc.                               16,506    1,104,251
        +   Elder-Beerman Stores Corp.                 779        2,290
        +   Electronics Boutique Holdings Corp.      1,502       59,990
        +   Factory 2-U Stores Inc.                  1,223       24,509
        +   Foot Locker Inc.                         7,763      121,491
        +   Footstar Inc.                            1,097       34,336
            Fred's Inc.                              2,050       83,968
        +   FreeMarkets Inc.                         2,371       56,833
        +   Genesco Inc.                             1,499       31,119
        +   Global Sports Inc.                       2,939       58,633
        +   Goody's Family Clothing Inc.             3,491       14,662
        +   Guitar Center Inc.                       1,598       21,797
            Haverty Furniture Companies Inc.         2,222       36,774
        +   Holiday RV Superstores Inc.                400          468
        +   Hot Topic Inc.                           1,364       42,816
            Intimate Brands Inc.                    29,550      439,113
        +   Jill (J.) Group Inc. (The)                 954       20,540

         -------------------------------------------------------------
                                                   Shares        Value
         -------------------------------------------------------------
         +   Jo-Ann Stores Inc.                     2,502 $     17,889
         +   Kenneth Cole Productions "A"             874       15,470
         +   Krispy Kreme Doughnuts Inc.            3,720      164,424
         +   Lands' End Inc.                        2,052      102,928
         +   Linens 'N Things Inc.                  2,442       62,271
         +   Lithia Motors Inc. "A"                 1,725       35,708
             Lone Star Steakhouse & Saloon Inc.     2,249       33,353
         +   Mazel Stores Inc.                        408          898
         +   Men's Wearhouse Inc. (The)             2,396       49,477
         +   Michaels Stores Inc.                   3,854      126,989
         +   MSC Industrial Direct Co. Inc. "A"     2,211       43,667
         +   Neiman-Marcus Group Inc. "A"           2,492       77,426
         +   99 Cents Only Stores                   3,409      129,883
         +   Nyer Medical Group Inc.                1,220        2,525
         +   O'Charley's Inc.                       1,668       30,875
         +   OfficeMax Inc.                         7,191       32,360
         +   1-800 Contacts Inc.                      774        9,629
         +   O'Reilly Automotive Inc.               3,404      124,144
         +   Outback Steakhouse Inc.                4,394      150,495
         +   Pacific Sunwear of California Inc.     1,911       39,023
         +   Pantry Inc. (The)                      2,400       13,080
         +   Payless Shoesource Inc.                1,204       67,605
         +   PC Connection Inc.                     1,709       25,344
             Pier 1 Imports Inc.                    6,351      110,126
         +   Priceline.com Inc.                    11,722       68,222
         +   PurchasePro.com Inc.                   4,200        5,082
         +   Right Start (The) Inc.                 3,600       17,784
         +   Rite Aid Corp.                        25,700      130,042
             Ross Stores Inc.                       4,600      147,568
             Ruby Tuesday Inc.                      2,892       59,662
         +   Ryan's Family Steak Houses Inc.        4,291       92,900
         +   Saks Inc.                              9,662       90,243
         +   School Specialty Inc.                  1,452       33,222
         +   7-Eleven Inc.                          5,909       69,194
         +   Smart & Final Inc.                     3,830       39,985
         +   Sonic Automotive Inc.                  2,812       65,913
             Spiegel Inc. "A"                      10,993       50,018
         +   Sports Resorts International Inc.      4,000       30,840
         +   Stamps.com Inc.                        4,200       15,036
         +   Steak n Shake Company (The)            2,389       26,375
         +   Stein Mart Inc.                        2,429       20,306
         +   Systemax Inc.                          2,716        6,518
             Talbots Inc. (The)                     3,808      138,040
         +   Too Inc.                               2,200       60,500
         +   Trans World Entertainment Corp.        3,864       29,366
         +   Tuesday Morning Corp.                  3,000       54,270
         +   Tweeter Home Entertainment Group Inc.  1,364       39,556
         +   Ugly Duckling Corp.                    2,819        9,726
         +   Urban Outfitters Inc.                  1,853       44,694
         +   Value City Department Stores Inc.      2,744       12,897
         +   Ventro Corporation                     2,900        1,131
         +   Wet Seal Inc. "A"                      1,662       39,140
         +   Williams-Sonoma Inc.                   3,688      158,215
         +   Wilsons The Leather Experts Inc.       1,298       14,810
         +   Zale Corp.                             2,104       88,116
                                                          ------------
                                                             8,533,817
                                                          ------------
         Semiconductors--1.99%
         +   Aetrium Inc.                           1,228        1,781
         +   Agere Systems Inc.                    36,200      205,978


  The accompanying notes are an integral part of these financial statements.



 37    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


         -------------------------------------------------------------
         Extended Index
         Master Portfolio                          Shares        Value
         -------------------------------------------------------------
         COMMON STOCKS--(Continued)
         -------------------------------------------------------------
         +   Alliance Semiconductor Corp.           2,230 $     26,938
         +   Amkor Technology Inc.                  9,673      155,058
         +   ANADIGICS Inc.                         1,914       29,189
         +   Atmel Corp.                           28,920      229,046
         +   Axcelis Technologies Inc.              5,870       75,664
         +   AXT Inc.                               1,892       27,302
         +   ChipPAC Inc.                           4,400       32,648
         +   Cirrus Logic Inc.                      4,657       61,566
             Cohu Inc.                              1,718       33,931
         +   Credence Systems Corp.                 3,530       65,552
         +   Cree Inc.                              4,772      140,583
         +   Cypress Semiconductor Corp.            7,447      148,419
         +   Elantec Semiconductor Inc.             1,500       57,600
         +   Emcore Corp.                           2,438       32,791
         +   Entegris Inc.                          6,390       70,034
         +   GlobespanVirata Inc.                   8,988      116,395
         +   Integrated Device Technology Inc.      6,081      161,694
         +   Integrated Silicon Solution Inc.       1,368       16,744
         +   International Rectifier Corp.          3,605      125,742
         +   Intersil Holding Corp.                 5,293      170,699
         +   Kopin Corp.                            4,600       64,400
         +   Lam Research Corp.                     7,199      167,161
         +   Lattice Semiconductor Corp.            6,092      125,312
         +   LTX Corp.                              3,108       65,082
         +   MEMC Electronics Materials Inc.        5,612       19,923
         +   Microchip Technology Inc.              7,633      295,702
         +   Microtune Inc.                         3,186       74,744
         +   OmniVision Technologies Inc.           3,101       27,847
         +   Pericom Semiconductor Corp.            1,688       24,476
         +   Pixelworks Inc.                        2,494       40,054
         +   Rambus Inc.                            6,132       48,995
         +   Transmeta Corp.                        7,945       18,194
         +   Transwitch Corp.                       4,966       22,347
         +   TriQuint Semiconductor Inc.            7,729       94,758
         +   Varian Semiconductor Equipment
              Associates Inc.                       2,430       84,054
         +   Veeco Instruments Inc.                 1,489       53,678
         +   Virage Logic Corp.                     1,566       30,114
                                                          ------------
                                                             3,242,195
                                                          ------------
         Software--4.50%
         +   Actuate Corp.                          3,664       19,309
         +   Acxiom Corp.                           5,772      100,837
         +   Akamai Technologies Inc.               7,077       42,037
         +   American Management Systems Inc.       2,578       46,610
         +   Applied Graphics Technologies Inc.     1,090          578
         +   Apropos Technology Inc.                1,800        4,410
         +   Ariba Inc.                            15,700       96,712
         +   Artemis International Solutions Corp.  2,786          139
         +   Ascential Software Corp.              17,525       70,976
         +   Avant! Corp.                           3,317       67,965
         +   AvantGo Inc.                           1,863        3,260
         +   Avid Technology Inc.                   2,096       25,466
         +   BEA Systems Inc.                      23,352      359,854
         +   Blue Martini Software Inc.             4,407       13,265
         +   Cadence Design Systems Inc.           14,671      321,588
         +   Caminus Corp.                          1,260       28,980
         +   Captaris Inc.                          1,718        6,339
         +   CareCentric Inc.                          56           34

             ------------------------------------------------------
                                                Shares        Value
             ------------------------------------------------------
             +   Centillium Communications Inc.  1,976 $     15,531
             +   Certegy Inc.                    3,900      133,458
             +   CheckFree Corp.                 4,281       77,058
             +   ChoicePoint Inc.                4,202      212,999
             +   Chordiant Software Inc.         3,154       24,948
             +   CMGI Inc.                      20,155       32,853
             +   CNET Networks Inc.              7,635       68,486
             +   Computer Horizons Corp.         2,694        8,648
             +   Concero Inc.                      600          228
             +   Corillian Corp.                 2,647       12,679
             +   Corio Inc.                      3,664        4,324
             +   CSG Systems International Inc.  3,298      133,404
             +   Cybear Group                      163           54
             +   DataTRAK International Inc.     1,587        4,206
             +   Digi International Inc.         2,913       18,556
             +   Digital Impact Inc.             3,503        5,079
             +   DigitalThink Inc.               2,890       31,212
             +   Divine Inc. "A"                20,438       15,124
             +   Docent Inc.                     2,600        8,242
             +   Documentum Inc.                 2,288       49,695
             +   DoubleClick Inc.                7,844       88,951
             +   DSET Corp.                        240          276
             +   DSL.net Inc.                    3,700        4,662
             +   EarthLink Inc.                  8,398      102,204
                 eBT International Inc.          2,669          560
             +   Ecometry Corp.                  6,000       15,660
             +   Edwards (J.D.) & Co.            6,865      112,929
             +   Electronic Arts Inc.            8,254      494,827
             +   Embarcadero Technologies Inc.   1,500       36,300
             +   eMerge Interactive Inc. "A"     2,362        3,144
             +   ePresence Inc.                  2,346        9,830
             +   eSPEED Inc. "A"                 1,100        9,108
             +   Evolve Software Inc.            3,476        1,286
             +   eXcelon Corp.                   5,024        5,879
             +   EXE Technologies Inc.           4,300       21,887
             +   Extensity Inc.                  2,620        5,712
             +   FirePond Inc.                   2,751        3,576
             +   Frontstep Inc.                    341        1,790
             +   Genomica Corp.                  2,500       11,400
             +   Geoworks Corp.                  1,820        1,784
                 Global Payments Inc.            2,132       73,341
             +   Globix Corp.                    2,108          310
             +   GraphOn Corp.                   2,600        1,716
             +   HealthCentral.com                  64            4
             +   HearMe Inc.                     7,800          780
             +   Homestore.com Inc.              6,700       24,120
             +   i2 Technologies Inc.           25,334      200,139
             +   iBasis Inc.                     3,300        4,323
             +   Identix Inc.                    1,933       28,202
             +   Informatica Corp.               4,600       66,746
             +   Information Resources Inc.      6,741       55,950
             +   Informax Inc.                   1,697        5,006
             +   InfoSpace Inc.                 18,565       38,058
             +   Inktomi Corp.                   7,744       51,962
             +   Innoveda Inc.                   2,888        5,198
             +   INT Media Group Inc.            2,900        5,510
             +   InteliData Technologies Corp.   3,100        8,773
             +   Interactive Intelligence Inc.   1,900       13,205
             +   Interland Inc.                  8,267       17,443
             +   Internet Capital Group Inc.     1,984        2,401


  The accompanying notes are an integral part of these financial statements.



 38    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


             ------------------------------------------------------
             Extended Index
             Master Portfolio                   Shares        Value
             ------------------------------------------------------
             COMMON STOCKS--(Continued)
             ------------------------------------------------------
             +   Internet Pictures Corp.           322 $        680
                 Inter-Tel Inc.                  2,668       51,279
             +   InterWorld Corp.                   60           21
             +   iVillage Inc.                   4,345        8,256
             +   JDA Software Group Inc.         2,263       50,578
             +   Kana Software Inc.                953       18,545
             +   Keane Inc.                      3,849       69,397
             +   L90 Inc.                        2,700        4,185
             +   Lante Corp.                     2,834        3,429
             +   Lawson Software Inc.              575        9,056
             +   Legato Systems Inc.             5,682       73,696
             +   Lightspan Inc.                  4,460        6,155
             +   Liquid Audio Inc.               2,300        5,405
             +   Loudcloud Inc.                  4,347       18,431
             +   Loudeye Technologies Inc.       3,412        2,494
             +   Macromedia Inc.                 4,209       74,920
             +   Manugistics Group Inc.          4,258       89,759
             +   Mercator Software Inc.          1,682       14,062
             +   Micromuse Inc.                  4,592       68,880
                 NDCHealth Corp.                 1,916       66,198
             +   Neoforma Inc.                     683       19,909
             +   Net2Phone Inc.                  2,300       15,525
             +   Netcentives Inc.                3,900            4
             +   netGuru Inc.                    1,600        3,200
             +   NetIQ Corp.                     3,211      113,220
             +   Network Associates Inc.         8,417      217,579
             +   Network Commerce Inc.             446           71
             +   Netzee Inc.                       288          484
             +   Numerical Technologies Inc.     1,848       65,050
             +   Openwave Systems Inc.          10,192       99,780
             +   Optika Inc.                     2,200        2,310
             +   Pegasystems Inc.                4,283       18,631
             +   Peregrine Systems Inc.         10,524      156,071
             +   Per-Se Technologies Inc.            1           11
             +   Pinnacle Systems Inc.           2,668       21,184
             +   Pixar Inc.                      3,088      111,044
             +   PLATO Learning Inc.             2,666       44,282
             +   PracticeWorks Inc.              2,223       22,163
             +   Previo Inc.                     2,300        3,795
             +   Promotions.com. Inc.            2,000          900
             +   ProQuest Company                1,440       48,830
             +   Puma Technology Inc.            3,134        8,086
             +   RadiSys Corp.                     963       18,933
             +   Rational Software Corp.        12,776      249,132
             +   Razorfish Inc. "A"              5,150        1,133
             +   RealNetworks Inc.              11,688       69,427
             +   Renaissance Learning Inc.       2,612       79,588
             +   Resonate Inc.                   1,960        5,488
                 Reynolds & Reynolds Co. "A"     4,077       98,867
             +   Roxio Inc.                      1,004       16,616
             +   Saba Software Inc.              4,733       24,706
             +   Seachange International Inc.    1,609       54,899
             +   SeeBeyond Technology Corp.      5,000       48,500
             +   SERENA Software Inc.            3,000       65,220
             +   SignalSoft Corp.                3,144       14,054
             +   Simpex Solutions Inc.             900       15,300
             +   SkillSoft Corp.                 1,759       45,593
             +   SpeechWorks International Inc.  2,100       23,625

         --------------------------------------------------------------
                                                    Shares        Value
         --------------------------------------------------------------
         +   Stellent Inc.                           1,622 $     47,946
         +   Support.com Inc.                        2,388       14,973
         +   SVI Solutions Inc.                      3,111        2,831
         +   Sybase Inc.                             5,704       89,895
         +   Symantec Corp.                          4,437      294,306
         +   Synplicity Inc.                         2,100       28,329
         +   SynQuest Inc.                           2,475        2,030
         +   Talarian Corp.                          1,566        4,698
         +   Tarantella Inc.                         2,667        1,547
         +   TeleCommunication Systems Inc.          2,400       13,080
         +   3DO Co. (The)                           3,656        7,604
         +   TIBCO Software Inc.                    12,400      185,132
             Total System Services Inc.             11,881      251,640
         +   Tradestation Group Inc.                 1,545        2,411
         +   TriZetto Group Inc. (The)               3,100       40,672
         +   Ulticom Inc.                            2,644       26,599
         +   United Leisure Corp.                    1,400          364
         +   USinternetworking Inc.                  5,625        1,125
         +   VA Linux Systems Inc.                   3,372        8,261
         +   ValueClick Inc.                         3,901       11,157
         +   VIA NET.WORKS Inc.                      5,295        5,454
         +   Vicinity Corp.                          2,374        4,297
         +   Viewpoint Corp.                         2,281       15,534
         +   Vignette Corp.                         14,744       79,175
         +   VitalWorks Inc.                         3,692       20,860
         +   V-One Corp.                             2,900        4,147
         +   webMethods Inc.                         3,356       56,247
         +   Wind River Systems Inc.                 4,198       75,186
                                                           ------------
                                                              7,334,231
                                                           ------------
         Telecommunication Equipment--0.86%
         +   ADTRAN Inc.                             2,418       61,707
         +   Advanced Fibre Communications Inc.      4,785       84,551
         +   Advanced Switching Communications Inc.  3,413        3,823
         +   AltiGen Communications Inc.             4,300        4,300
         +   American Tower Corp.                   11,171      105,789
         +   Arris Group Inc.                        2,793       27,260
         +   Avanex Corp.                            4,246       25,051
         +   Carrier Access Corp.                    2,356        6,880
         +   CommScope Inc.                          3,405       72,424
         +   Corvis Corp.                           22,585       72,950
         +   Cosine Communications Inc.              6,899       10,693
         +   Digital Lightwave Inc.                  1,877       17,606
         +   DMC Stratex Networks Inc.               5,360       41,701
         +   8X8 Inc.                                2,583        2,299
         +   Endwave Corp.                           2,600        2,964
         +   Glenayre Technologies Inc.              4,286        6,986
         +   Handspring Inc.                         8,220       55,403
         +   Harmonic Inc.                           4,053       48,717
             Harris Corp.                            4,200      128,142
         +   Integrated Telecom Express Inc.         2,206        3,861
         +   Ixia                                    2,956       37,985
         +   NEON Communications Inc.                1,292        3,501
         +   Network Engines Inc.                    2,444        2,468
         +   New Focus Inc.                          4,270       16,269
         +   NMS Communications Corp.                1,980        9,544
         +   NumereX Corp. "A"                       3,600       27,000
         +   Oplink Communications Inc.             10,617       20,013
         +   Peco II Inc.                            4,608       27,464
         +   RF Micro Devices Inc.                   9,652      185,608


  The accompanying notes are an integral part of these financial statements.



 39    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


        ---------------------------------------------------------------
        Extended Index
        Master Portfolio                            Shares        Value
        ---------------------------------------------------------------
        COMMON STOCKS--(Continued)
        ---------------------------------------------------------------
        +   SBA Communications Corp.                 2,700 $     35,154
        +   Sonus Networks Inc.                     12,374       57,168
        +   Spectrasite Holdings Inc.                8,500       30,515
        +   Sycamore Networks Inc.                  17,300       92,728
        +   Telaxis Communications Corp.             1,737        1,251
        +   TippingPoint Technologies Inc.             256        1,884
        +   Williams Communications Group Inc.      30,673       72,082
                                                           ------------
                                                              1,403,741
                                                           ------------
        Telecommunications--4.19%
        +   ACTV Inc.                                3,667        6,857
        +   Adaptec Inc.                             6,100       88,450
        +   Adelphia Business Solutions Inc.         3,425        1,987
        +   Aether Systems Inc.                      2,500       23,000
        +   AirGate PCS Inc.                         1,600       72,880
        +   Airnet Communications Corp.              2,639        1,109
        +   Alamosa Holdings Inc.                    4,736       56,500
        +   Alaska Communications Systems Group      5,700       45,429
        +   Allegiance Telecom Inc.                  7,328       60,749
        +   Allen Telecom Inc.                       2,811       23,894
        +   Allied Riser Communications Corp.        3,800          642
        +   American Access Technologies Inc.        2,800        2,240
        +   Anaren Microwave Inc.                    1,506       26,084
        +   Anixter International Inc.               1,973       57,237
        +   Applied Digital Solutions Inc.           3,900        1,677
        +   Applied Innovation                       1,000        6,200
            Applied Signal Technology Inc.           2,475       20,914
        +   Ardent Communications Inc.               2,400           43
        +   Arguss Communications Inc.               2,471       10,032
        +   Aspect Communications Corp.              3,988       15,473
        +   Audiovox Corp. "A"                       2,436       18,173
        +   Avocent Corporation                      3,047       73,890
        +   Bogen Communications International Inc.  1,000        3,240
        +   Broadwing Inc.                          13,326      126,597
        +   Catapult Communications Corp.            1,500       39,090
        +   C-COR.net Corp.                          2,770       40,359
        +   Celeritek Inc.                           1,200       16,068
        +   Cellular Technical Services Co. Inc.     1,000        2,290
        +   Centennial Cellular Corp. "A"            6,072       62,177
        +   Choice One Communications Inc.           3,557       12,592
        +   Com21 Inc.                               5,130        7,028
        +   Commonwealth Telephone Enterprises Inc.  1,623       73,847
        +   Comtech Telecommunications Corp.         1,200       14,880
            Conestoga Enterprises Inc.                 857       27,365
        +   Copper Mountain Networks Inc.            3,100        5,239
        +   Cox Communications Inc. "A"             33,101    1,387,263
        +   Crown Castle International Corp.        12,909      137,868
        +   CTC Communications Group Inc.            6,238       32,126
        +   Cypress Communications Inc.                679        1,086
            D&E Communications Inc.                    973       17,514
        +   Davox Corp.                              1,762       17,039
        +   Deltathree Inc.                          2,063        1,857
        +   Ditech Communications Corp.              1,800       10,836
        +   Dobson Communications Corp. "A"          3,925       33,520
        +   EchoStar Communications Corp.           14,056      386,118
        +   EMS Technologies Inc.                    1,920       30,874
        +   Emulex Corp.                             5,308      209,719
        +   Finisar Corp.                           11,000      111,870
        +   Focal Communications Corp.               4,200        2,562

        ---------------------------------------------------------------
                                                    Shares        Value
        ---------------------------------------------------------------
        +   General Communication Inc. "A"           5,033 $     42,931
        +   General DataComm Industries Inc.         3,900           82
        +   General Motors Corp. "H"                50,743      783,979
        +   Gentner Communications Corp.             1,500       25,020
        +   GoAmerica Inc.                           3,846        8,730
            Hickory Tech Corp.                       1,303       22,086
        +   High Speed Access Corp.                  8,400        4,704
        +   Hungarian Telephone and Cable Corp.      1,300        5,980
        +   IDT Corp.                                1,739       33,928
        +   IDT Corp. "B"                            2,339       38,851
        +   I-Link Inc.                              2,839          213
        +   Inet Technologies Inc.                   3,100       32,767
        +   Infonet Services Corp. "B" ADR          19,395       47,518
        +   InterDigital Communications Corp.        3,387       32,854
        +   InterVoice-Brite Inc.                    2,790       35,712
        +   ITC DeltaCom Inc.                        3,294        2,866
        +   LCC International Inc. "A"               2,000       14,602
        +   Leap Wireless International Inc.         2,355       49,384
        +   Level 3 Communications Inc.             23,341      116,705
        +   Lexent Inc.                              2,535       15,844
        +   Liberty Satellite & Technology Inc. "A"  3,100        2,914
        +   Lightbridge Inc.                         2,241       27,228
        +   Lightpath Technologies Inc. "A"          1,700        6,035
        +   Loral Space & Communications Ltd.       17,697       52,914
        +   MarketWatch.com Inc.                     2,525        8,307
        +   Mastec Inc.                              3,042       21,142
        +   MCK Communications Inc.                  1,300        1,924
        +   McLeodUSA Inc. "A"                      38,554       14,265
        +   MessageMedia Inc.                        2,357          330
        +   Metro One Telecommunications Inc.        1,915       57,929
        +   Metromedia Fiber Network Inc. "A"       29,822       13,122
        +   Motient Corp.                            3,084        1,295
        +   Mpower Holding Corp.                     5,148        2,317
        +   MRV Communications Inc.                  9,135       38,732
        +   Netro Corp.                              3,300       12,111
        +   Network Access Solutions Corp.           4,600          897
        +   Network Plus Corp.                       3,300        3,828
            Newport Corp.                            2,305       44,440
        +   Next Level Communications Inc.           5,900       19,765
        +   Nextel Partners Inc. "A"                11,000      132,000
        +   NTELOS Inc.                              1,582       24,505
        +   NTL Inc.                                17,377       16,334
        +   Nucentrix Broadband Networks Inc.        2,700       29,700
        +   Optical Cable Corp.                      3,852        6,279
        +   Pac-West Telecomm Inc.                   2,800        1,540
        +   PanAmSat Corp.                           9,254      202,478
        +   P-Com Inc.                               4,105        1,355
        +   Plantronics Inc.                         2,620       67,177
        +   Pliant Systems Inc.                      2,200            2
        +   Powerwave Technologies Inc.              3,813       65,889
        +   Price Communications Corp.               3,564       68,037
        +   Primus Telecommunications Group Inc.     2,354        1,530
        +   Proxim Inc.                              2,296       22,776
        +   PTEK Holdings Inc.                       4,348       14,783
        +   RCN Corp.                                6,317       18,509
        +   Rural Cellular Corp. "A"                 1,086       24,164
        +   Savvis Communications Corp.              6,224        3,548
        +   Sirius Satellite Radio Inc.              3,837       44,624
        +   Somera Communications Inc.               5,500       41,525
        +   Spectralink Corp.                        2,266       38,817


  The accompanying notes are an integral part of these financial statements.



 40    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          -----------------------------------------------------------
          Extended Index
          Master Portfolio                        Shares        Value
          -----------------------------------------------------------
          COMMON STOCKS--(Continued)
          -----------------------------------------------------------
          +   Startec Global Communications Corp.  3,401 $        136
          +   STM Wireless Inc. "A"                1,900        2,660
          +   Superior Telecom Inc.                4,027        4,591
          +   Tekelec                              3,821       69,198
          +   TeleCorp PCS Inc.                   11,015      137,357
          +   Terayon Communications Systems Inc.  3,868       31,992
          +   Time Warner Telecom Inc. "A"         2,500       44,225
          +   Tollgrade Communications Inc.          928       30,949
          +   Triton PCS Holdings Inc. "A"         3,700      108,595
          +   Tut Systems Inc.                     2,700        6,264
          +   United States Cellular Corp.         5,009      226,657
          +   VerticalNet Inc.                     5,400        7,560
          +   Viasat Inc.                          1,314       20,498
          +   Vixel Corp.                          3,900        7,215
          +   VTEL Corp.                           2,700       11,610
          +   WebEx Communications Inc.            2,500       62,125
          +   Westell Technologies Inc.            3,058        8,073
          +   Western Wireless Corp. "A"           4,526      127,860
          +   WorldGate Communications Inc.        2,600        6,500
          +   XETA Corp.                           2,400       13,920
          +   Zoom Telephonics Inc.                2,200        2,860
          +   Z-Tel Technologies Inc.              3,200        4,160
                                                         ------------
                                                            6,829,312
                                                         ------------
          Telephone--0.25%
          +   Covista Communications Inc.          1,984       19,146
          +   Talk America Holdings Inc.           8,388        3,439
              Telephone & Data Systems Inc.        3,336      299,406
              WorldCom Inc.--MCI Group             7,056       89,611
                                                         ------------
                                                              411,602
                                                         ------------
          Textiles--0.46%
          +   Coach Inc.                           2,700      105,246
          +   Columbia Sportswear Co.              2,443       81,352
          +   Cone Mills Corp.                     3,737        6,727
          +   Culp Inc.                              581        2,208
          +   Dan River Inc. "A"                   1,800          990
              G&K Services Inc. "A"                2,016       65,117
          +   Gerber Childrenswear Inc.            1,474        9,876
          +   Guess ? Inc.                         2,319       17,393
          +   Guilford Mills Inc.                  2,139        1,262
          +   Hallwood Group Inc.                    200        1,150
              Kellwood Co.                         2,167       52,030
          +   Mohawk Industries Inc.               3,265      179,183
          +   Nautica Enterprises Inc.             2,466       31,540
          +   Polo Ralph Lauren Corp.              2,206       59,033
          +   Quaker Fabric Corp.                  5,100       42,381
          +   Quiksilver Inc.                      1,669       28,707
          +   Tag-It Pacific Inc.                    500        1,975
          +   Tarrant Apparel Group                2,213       12,127
              Westpoint Stevens Inc.               3,330        8,159
              Wolverine World Wide Inc.            3,059       46,038
                                                         ------------
                                                              752,494
                                                         ------------
          Tobacco--0.27%
              R.J. Reynolds Tobacco Holdings Inc.  6,000      337,800
              Universal Corporation                1,106       40,269
              Vector Group Ltd.                    1,724       56,633
                                                         ------------
                                                              434,702
                                                         ------------

        ----------------------------------------------------------------
                                                     Shares        Value
        ----------------------------------------------------------------
        Toys/Games/Hobbies--0.12%
        +   Action Performance Companies Inc.         1,445 $     44,231
        +   Boyds Collection Ltd. (The)               5,400       36,558
        +   Fotoball USA Inc.                         2,400        7,920
        +   Jakks Pacific Inc.                        1,528       28,956
        +   Marvel Enterprises Inc.                   3,233       12,285
        +   Media Arts Group Inc.                     2,281        5,999
        +   Topps Co. (The)                           4,511       54,809
                                                            ------------
                                                                 190,758
                                                            ------------
        Transportation--1.54%
            Airborne Inc.                             2,660       39,448
        +   Airnet Systems Inc.                       5,219       43,005
            Alexander & Baldwin Inc.                  1,900       50,730
        +   Allied Holdings Inc.                        490          990
        +   Arkansas Best Corp.                       1,023       29,483
        +   Atlas Air Inc.                            2,404       35,219
        +   Budget Group Inc.                         1,609        1,432
            CH Robinson Worldwide Inc.                5,686      164,411
            CNF Transportation Inc.                   2,238       75,085
        +   Dollar Thrifty Automotive Group Inc.      1,279       19,825
        +   EGL Inc.                                  3,073       42,868
            Expeditors International Washington Inc.  3,404      193,858
            Florida East Coast Industries Inc.        2,523       58,407
        +   Forward Air Corp.                           993       33,683
        +   General Maritime Corp.                    2,333       23,330
        +   Gulfmark Offshore Inc.                    1,000       28,310
        +   Heartland Express Inc.                    2,677       74,340
        +   Hunt (J.B.) Transport Services Inc.       2,492       57,814
        +   Kirby Corp.                               1,735       47,799
        +   Landair Corp.                             2,000       29,400
        +   Landstar System Inc.                        564       40,896
        +   Offshore Logistics Inc.                   1,491       26,480
            Overseas Shipholding Group Inc.           1,746       39,285
        +   Petroleum Helicopters NV                  1,145       22,499
            Roadway Express Inc.                      1,765       64,776
        +   Seabulk International Inc. "A" Warrants
             (Expires 12/24/03)                           5            2
        +   Swift Transportation Co. Inc.             5,822      125,231
            United Parcel Service Inc.               18,253      994,789
            US Freightways Corp.                      1,375       43,175
            Werner Enterprises Inc.                   3,022       73,435
        +   Yellow Corporation                        1,448       36,345
                                                            ------------
                                                               2,516,350
                                                            ------------
        Trucking & Leasing--0.07%
        +   AMERCO                                    1,611       30,319
            GATX Corporation                          2,204       71,674
        +   International Aircraft Investors          1,400        2,156
        +   Willis Lease Finance Corp.                2,468       11,452
                                                            ------------
                                                                 115,601
                                                            ------------
        Water--0.24%
            American Water Works Inc.                 5,709      238,351
            California Water Service Group            1,464       37,698
            Connecticut Water Service Inc.            1,000       29,570
            Philadelphia Suburban Corp.               3,456       77,933
                                                            ------------
                                                                 383,552
                                                            ------------
        TOTAL COMMON STOCKS
           (Cost: $195,572,433)                              159,177,059
                                                            ------------


  The accompanying notes are an integral part of these financial statements.



 41    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001



--------------------------------------------------------------------
Extended Index
Master Portfolio                              Shares          Value
--------------------------------------------------------------------
PREFERRED STOCKS--0.00%
---------------------------------------------------------------------
Banks--0.00%
       Cardinal Financial Corp. "A"                181 $      1,086
                                                       ------------
TOTAL PREFERRED STOCKS
       (Cost: $606)                                           1,086
                                                       ------------
--------------------------------------------------------------------
                                               Face
                                              Amount          Value
--------------------------------------------------------------------
SHORT-TERM INSTRUMENTS--11.90%
--------------------------------------------------------------------
       Barclays Global Investors Funds
        Institutional Money Market Fund,
        Institutional Shares                $9,240,418    9,240,418
       Dreyfus Money Market Fund             2,210,589    2,210,589
       General Electric Commercial Paper
        1.92%, 01/07/02                      5,000,000    5,000,000
       Goldman Sachs Financial Square Prime
        Obligation Fund                      1,373,949    1,373,949
       Providian Temp Cash Money Market
        Fund                                   955,663      955,663
+++    U.S. Treasury Bill
        1.69%++, 03/28/02                      600,000      597,592
                                                       ------------
TOTAL SHORT-TERM INSTRUMENTS
       (Cost: $19,378,210)                               19,378,211
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES--109.59%
       (Cost: $214,951,249)                             178,556,356
                                                       ------------
Other Assets, Less Liabilities--(9.59%)                 (15,617,838)
                                                       ------------
NET ASSETS--100.00%                                    $162,938,518
                                                       ============

Notes to the Schedule of Investments:
  + Non-income earning securities.
 ++ Yield to maturity.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts (See Note 1).



  The accompanying notes are an integral part of these financial statements.



 42    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


         --------------------------------------------------------------
         S&P 500 Index
         Master Portfolio                        Shares           Value
         --------------------------------------------------------------
         COMMON STOCKS--98.33%
         ---------------------------------------------------------------
         Advertising--0.31%
             Interpublic Group of Companies Inc.  99,048 $    2,925,875
             Omnicom Group Inc.                   48,745      4,355,366
         +   TMP Worldwide Inc.                   28,996      1,243,928
                                                         --------------
                                                              8,525,169
                                                         --------------
         Aerospace/Defense--1.22%
             Boeing Co.                          219,658      8,518,337
             General Dynamics Corp.               52,925      4,214,947
             Goodrich (B.F.) Co.                  26,737        711,739
             Lockheed Martin Corp.               115,541      5,392,298
             Northrop Grumman Corp.               28,964      2,919,861
             Raytheon Co.                        102,532      3,329,214
             Rockwell Collins                     48,164        939,198
             United Technologies Corp.           122,890      7,942,381
                                                         --------------
                                                             33,967,975
                                                         --------------
         Airlines--0.20%
         +   AMR Corp.                            40,518        898,284
             Delta Air Lines Inc.                 32,325        945,829
             Southwest Airlines Co.              200,737      3,709,620
         +   U.S. Airways Group Inc.              17,868        113,283
                                                         --------------
                                                              5,667,016
                                                         --------------
         Apparel--0.26%
         +   Jones Apparel Group Inc              32,906      1,091,492
             Liz Claiborne Inc.                   13,798        686,450
             Nike Inc. "B"                        70,456      3,962,445
         +   Reebok International Ltd.            15,449        409,398
             VF Corp.                             29,106      1,135,425
                                                         --------------
                                                              7,285,210
                                                         --------------
         Auto Manufacturers--0.59%
             Ford Motor Company                  474,963      7,466,418
             General Motors Corp. "A"            145,700      7,081,020
             Navistar International Corp.         15,577        615,291
             PACCAR Inc.                          20,128      1,320,799
                                                         --------------
                                                             16,483,528
                                                         --------------
         Auto Parts & Equipment--0.20%
             Cooper Tire & Rubber Co.             19,035        303,799
             Dana Corp.                           38,956        540,709
             Delphi Automotive Systems Corp.     146,940      2,007,200
             Goodyear Tire & Rubber Co.           42,788      1,018,782
             TRW Inc.                             33,123      1,226,876
             Visteon Corp.                        34,193        514,263
                                                         --------------
                                                              5,611,629
                                                         --------------
         Banks--6.60%
             AmSouth Bancorp                      95,582      1,806,500
             Bank of America Corp.               412,656     25,976,695
             Bank of New York Co. Inc.           193,162      7,881,010
             Bank One Corp.                      305,834     11,942,818
             BB&T Corp.                          118,830      4,290,951
             Charter One Financial Inc.           58,951      1,600,520
             Comerica Inc.                        46,708      2,676,368
             Fifth Third Bancorp                 151,550      9,294,562
             FleetBoston Financial Corp.         274,092     10,004,358
             Golden West Financial Corp.          41,341      2,432,918
             Huntington Bancshares Inc.           65,884      1,132,546

------------------------------------------------------------
                                      Shares           Value
------------------------------------------------------------
       JP Morgan Chase & Co.          517,484 $   18,810,543
       KeyCorp                        111,069      2,703,419
       Mellon Financial Corp.         122,705      4,616,162
       National City Corp.            158,945      4,647,552
       Northern Trust Corp.            58,257      3,508,237
       PNC Financial Services Group    74,506      4,187,237
       Regions Financial Corp.         59,650      1,791,886
       SouthTrust Corp.                89,881      2,217,364
       State Street Corp.              85,338      4,458,910
       SunTrust Banks Inc.             75,751      4,749,588
       Synovus Financial Corp.         76,402      1,913,870
       U.S. Bancorp                   511,686     10,709,588
       Union Planters Corp.            36,031      1,626,079
       Wachovia Corp.                 356,936     11,193,513
       Washington Mutual Inc.         229,733      7,512,269
       Wells Fargo & Company          444,625     19,318,956
       Zions Bancorp                   24,063      1,265,233
                                              --------------
                                                 184,269,652
                                              --------------
Beverages--2.48%
       Anheuser-Busch Companies Inc.  231,928     10,485,465
       Brown-Forman Corp. "B"          17,908      1,121,041
       Coca-Cola Co.                  652,240     30,753,116
       Coca-Cola Enterprises Inc.     116,648      2,209,313
       Coors (Adolf) Company "B"        9,474        505,912
       Pepsi Bottling Group Inc.       74,458      1,749,763
       PepsiCo Inc.                   458,890     22,343,354
                                              --------------
                                                  69,167,964
                                              --------------
Biotechnology--0.97%
+      Amgen Inc.                     274,220     15,476,977
+      Biogen Inc.                     38,792      2,224,721
+      Chiron Corp.                    49,611      2,174,946
+      Genzyme Corp--General Division  55,654      3,331,448
+      Immunex Corp.                  142,847      3,958,290
                                              --------------
                                                  27,166,382
                                              --------------
Building Materials--0.15%
       Masco Corp.                    120,367      2,948,991
       Vulcan Materials Co.            26,568      1,273,670
                                              --------------
                                                   4,222,661
                                              --------------
Chemicals--1.21%
       Air Products & Chemicals Inc.   59,624      2,796,962
       Ashland Inc.                    18,108        834,417
       Dow Chemical Co.               236,550      7,990,659
       Du Pont (E.I.) de Nemours      268,883     11,430,216
       Eastman Chemical Co.            20,224        789,140
       Engelhard Corp.                 34,043        942,310
       Great Lakes Chemical Corp.      13,163        319,598
+      Hercules Inc.                   28,458        284,580
       PPG Industries Inc.             44,162      2,284,059
       Praxair Inc.                    42,188      2,330,887
       Rohm & Haas Co. "A"             57,803      2,001,718
       Sherwin-Williams Co.            40,508      1,113,970
       Sigma-Aldrich Corp.             19,241        758,288
                                              --------------
                                                  33,876,804
                                              --------------
Commercial Services--0.96%
       Block (H & R) Inc.              48,121      2,151,009
+      Cendant Corp.                  257,429      5,048,183


  The accompanying notes are an integral part of these financial statements.



 43    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001



      --------------------------------------------------------------------
      S&P 500 Index
      Master Portfolio                             Shares            Value
      --------------------------------------------------------------------
      COMMON STOCKS--(Continued)
      --------------------------------------------------------------------
      +   Concord EFS Inc.                          132,124 $    4,331,025
      +   Convergys Corp.                            45,132      1,691,999
          Deluxe Corp.                               17,404        723,658
          Donnelley (R.R.) & Sons Co.                30,033        891,680
          Ecolab Inc.                                33,531      1,349,623
          Equifax Inc.                               37,999        917,676
          McKesson HBOC Inc.                         75,007      2,805,262
          Moody's Corp.                              40,916      1,630,912
          Paychex Inc.                               98,173      3,421,329
       +  Quintiles Transnational Corp.              31,372        504,462
       +  Robert Half International Inc.             46,000      1,228,200
                                                            --------------
                                                                26,695,018
                                                            --------------
      Computers--5.95%
       +  Apple Computer Inc.                        92,012      2,015,063
       +  Cisco Systems Inc.                      1,923,827     34,840,507
          Compaq Computer Corp.                     444,308      4,336,446
       +  Computer Sciences Corp.                    44,674      2,188,133
       +  Dell Computer Corp.                       684,560     18,606,341
          Electronic Data Systems Corp.             124,337      8,523,301
       +  EMC Corp.                                 581,106      7,810,065
       +  Gateway Inc.                               84,970        683,159
          Hewlett-Packard Co.                       508,837     10,451,512
          International Business Machines Corp.     451,821     54,652,268
       +  Lexmark International Group Inc. "A"       34,095      2,011,605
       +  NCR Corp.                                  25,479        939,156
       +  Network Appliance Inc.                     86,850      1,899,409
       +  Palm Inc.                                 148,978        578,035
       +  Sapient Corp.                              33,137        255,818
       +  Sun Microsystems Inc.                     850,218     10,457,681
       +  Unisys Corp.                               83,696      1,049,548
       +  Veritas Software Corp.                    105,143      4,713,561
                                                            --------------
                                                               166,011,608
                                                            --------------
      Cosmetics/Personal Care--2.04%
          Alberto-Culver Co. "B"                     14,876        665,552
          Avon Products Inc.                         61,961      2,881,187
          Colgate-Palmolive Co.                     144,706      8,356,772
          Gillette Co.                              276,796      9,244,986
          International Flavors & Fragrances Inc.    24,871        738,917
          Kimberly-Clark Corp.                      137,739      8,236,792
          Procter & Gamble Co.                      339,820     26,889,957
                                                            --------------
                                                                57,014,163
                                                            --------------
      Distribution/Wholesale--0.29%
       +  Costco Wholesale Corp.                    118,610      5,263,912
          Genuine Parts Co.                          45,431      1,667,318
          Grainger (W.W.) Inc.                       24,536      1,177,728
                                                            --------------
                                                                 8,108,958
                                                            --------------
      Diversified Financial Services--6.45%
          American Express Co.                      349,944     12,489,501
          Bear Stearns Companies Inc.                24,689      1,447,763
          Capital One Financial Corp.                56,357      3,040,460
          Citigroup Inc.                          1,349,400     68,117,712
          Countrywide Credit Industries Inc.         32,058      1,313,416
          Fannie Mae                                262,021     20,830,670
          Franklin Resources Inc.                    68,403      2,412,574
          Freddie Mac                               182,303     11,922,616

        ------------------------------------------------------------------
                                                    Shares           Value
        ------------------------------------------------------------------
               Household International Inc.         120,051 $    6,955,755
               Lehman Brothers Holdings Inc.         62,504      4,175,267
               MBNA Corp.                           223,408      7,863,962
               Merrill Lynch & Co. Inc.             221,976     11,569,389
               Morgan Stanley Dean Witter & Co.     287,652     16,091,253
               Providian Financial Corp.             74,545        264,635
               Schwab (Charles) Corp.               358,451      5,545,237
               Stilwell Financial Inc.               58,053      1,580,203
               T Rowe Price Group Inc.               32,381      1,124,592
               USA Education Inc.                    41,118      3,454,734
                                                            --------------
                                                               180,199,739
                                                            --------------
        Electric--2.46%
         +     AES Corp.                            139,811      2,285,910
               Allegheny Energy Inc.                 32,798      1,187,944
               Ameren Corp.                          36,096      1,526,861
               American Electric Power Inc.          84,517      3,679,025
         +     Calpine Corp.                         80,080      1,344,543
               Cinergy Corp.                         41,732      1,395,101
               CMS Energy Corp.                      34,878        838,118
               Consolidated Edison Inc.              55,666      2,246,680
               Constellation Energy Group Inc.       42,938      1,140,004
               Dominion Resources Inc.               68,988      4,146,179
               DTE Energy Co.                        42,661      1,789,202
               Duke Energy Corp.                    203,570      7,992,158
         +     Edison International                  85,455      1,290,371
               Entergy Corp.                         57,975      2,267,402
               Exelon Corp.                          84,163      4,029,724
               FirstEnergy Corp.                     78,057      2,730,434
               FPL Group Inc.                        46,128      2,601,619
         +     Mirant Corp.                         105,075      1,683,301
         +     Niagara Mohawk Holdings Inc.          42,028        745,156
               NiSource Inc.                         54,239      1,250,751
         +     PG&E Corp.                           101,571      1,954,226
               Pinnacle West Capital Corp.           22,200        929,070
               PPL Corp.                             38,411      1,338,623
               Progress Energy Inc.                  57,372      2,583,461
               Public Service Enterprise Group Inc.  54,416      2,295,811
               Reliant Energy Inc.                   78,200      2,073,864
               Southern Co.                         182,321      4,621,837
               TECO Energy Inc.                      36,601        960,410
               TXU Corporation                       69,532      3,278,434
               Xcel Energy Inc.                      90,627      2,513,993
                                                            --------------
                                                                68,720,212
                                                            --------------
        Electrical Components & Equipment--0.32%
         +     American Power Conversion Corp.       51,285        741,581
               Emerson Electric Co.                 112,246      6,409,247
               Molex Inc.                            51,328      1,588,602
         +     Power-One Inc.                        20,681        215,289
                                                            --------------
                                                                 8,954,719
                                                            --------------
        Electronics--0.77%
         +     Agilent Technologies Inc.            120,818      3,444,521
               Applera Corp.--Applied Biosystems
                Group                                55,586      2,182,862
         +     Jabil Circuit Inc.                    51,708      1,174,806
               Johnson Controls Inc.                 22,892      1,848,529
               Millipore Corp.                       12,523        760,146
               Parker Hannifin Corp.                 30,759      1,412,146


  The accompanying notes are an integral part of these financial statements.



 44    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


         -------------------------------------------------------------
         S&P 500 Index
         Master Portfolio                       Shares           Value
         -------------------------------------------------------------
         COMMON STOCKS--(Continued)
         -------------------------------------------------------------
             PerkinElmer Inc.                    32,310 $    1,131,496
          +  Sanmina Corp.                      136,624      2,718,818
          +  Solectron Corp.                    215,231      2,427,806
             Symbol Technologies Inc.            59,902        951,244
          +  Tektronix Inc.                      24,130        622,071
          +  Thermo Electron Corp.               46,632      1,112,640
             Thomas & Betts Corp.                15,251        322,559
          +  Waters Corp.                        34,293      1,328,854
                                                        --------------
                                                            21,438,498
                                                        --------------
         Engineering & Construction--0.03%
             Fluor Corp.                         21,011        785,811
                                                        --------------
         Entertainment--0.06%
         +   International Game Technology Inc.  23,004      1,571,173
                                                        --------------
         Environmental Control--0.21%
         +   Allied Waste Industries Inc.        51,661        726,354
             Waste Management Inc.              164,662      5,254,364
                                                        --------------
                                                             5,980,718
                                                        --------------
         Food--2.11%
             Albertson's Inc.                   106,507      3,353,905
             Archer-Daniels-Midland Co.         173,449      2,488,993
             Campbell Soup Co.                  107,448      3,209,472
             ConAgra Foods Inc.                 140,917      3,349,597
             General Mills Inc.                  95,549      4,969,503
             Heinz (H.J.) Co.                    91,837      3,776,337
             Hershey Foods Corp.                 35,570      2,408,089
             Kellogg Co.                        106,612      3,209,021
         +   Kroger Co.                         210,691      4,397,121
         +   Safeway Inc.                       131,640      5,495,970
             Sara Lee Corp.                     205,453      4,567,220
             SUPERVALU Inc.                      34,962        773,359
             Sysco Corp.                        174,818      4,583,728
             Unilever NV--NY Shares             149,915      8,636,603
             Winn-Dixie Stores Inc.              36,866        525,341
             Wrigley (William Jr.) Co.           59,070      3,034,426
                                                        --------------
                                                            58,778,685
                                                        --------------
         Forest Products & Paper--0.51%
             Boise Cascade Corp.                 15,221        517,666
             Georgia-Pacific Corp.               60,265      1,663,917
             International Paper Co.            126,410      5,100,644
             Louisiana-Pacific Corp.             27,397        231,231
             Mead Corp.                          26,040        804,376
             Temple-Inland Inc.                  12,943        734,256
             Westvaco Corp.                      26,831        763,342
             Weyerhaeuser Co.                    56,719      3,067,364
             Willamette Industries Inc.          28,820      1,502,098
                                                        --------------
                                                            14,384,894
                                                        --------------
         Gas--0 .12%
             KeySpan Corp.                       36,480      1,264,032
             NICOR Inc.                          11,746        489,103
             Peoples Energy Corp.                 9,285        352,180
             Sempra Energy                       54,344      1,334,145
                                                        --------------
                                                             3,439,460
                                                        --------------

       ------------------------------------------------------------------
                                                    Shares          Value
       ------------------------------------------------------------------
       Hand/Machine Tools--0.08%
             Black & Decker Corp.                   20,927 $      789,576
             Snap-On Inc.                           15,186        511,161
             Stanley Works (The)                    22,387      1,042,563
                                                           --------------
                                                                2,343,300
                                                           --------------
       Health Care--4.08%
             Aetna Inc.                             37,593      1,240,193
             Bard (C.R.) Inc.                       13,404        864,558
             Bausch & Lomb Inc.                     14,063        529,613
             Baxter International Inc.             154,839      8,304,016
             Becton Dickinson & Co.                 67,812      2,247,968
             Biomet Inc.                            70,717      2,185,155
       +     Boston Scientific Corp.               105,790      2,551,655
       +     Guidant Corp.                          79,925      3,980,265
             HCA--The Healthcare Company           135,082      5,206,060
       +     Health Management Associates Inc. "A"  64,307      1,183,249
       +     Healthsouth Corp.                     102,894      1,524,889
       +     Humana Inc.                            44,246        521,660
             Johnson & Johnson                     804,539     47,548,255
       +     Manor Care Inc.                        26,850        636,614
             Medtronic Inc.                        317,528     16,260,609
       +     St. Jude Medical Inc.                  22,833      1,772,982
             Stryker Corp.                          51,568      3,010,024
       +     Tenet Healthcare Corp.                 85,368      5,012,809
             UnitedHealth Group Inc.                81,775      5,787,217
       +     Wellpoint Health Networks Inc.         16,725      1,954,316
       +     Zimmer Holdings Inc.                   50,833      1,552,440
                                                           --------------
                                                              113,874,547
                                                           --------------
       -Home Builders--0.08%
             Centex Corp.                           15,937        909,843
             KB HOME                                13,198        529,240
             Pulte Corp.                            15,455        690,375
                                                           --------------
                                                                2,129,458
                                                           --------------
       Home Furnishings--0.11%
             Leggett & Platt Inc.                   51,535      1,185,305
             Maytag Corp.                           20,133        624,727
             Whirlpool Corp.                        17,552      1,287,088

                                                           --------------
                                                                3,097,120
                                                           --------------
       Household Products/Wares--0.29%
             American Greetings Corp. "A"           16,656        229,520
             Avery Dennison Corp.                   28,823      1,629,364
             Clorox Co.                             61,001      2,412,590
             Fortune Brands Inc.                    38,972      1,542,901
             Newell Rubbermaid Inc.                 69,943      1,928,329
             Tupperware Corp.                       15,244        293,447
                                                           --------------
                                                                8,036,151
                                                           --------------
       Insurance--4.34%
             AFLAC Inc.                            136,957      3,363,664
             Allstate Corp.                        187,015      6,302,406
             Ambac Financial Group Inc.             27,680      1,601,565
             American International Group Inc.     685,210     54,405,674
             AON Corp.                              70,611      2,508,103
             Chubb Corp.                            44,533      3,072,777
             CIGNA Corp.                            37,933      3,514,492
             Cincinnati Financial Corp.             42,366      1,616,263


  The accompanying notes are an integral part of these financial statements.



 45    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


      ----------------------------------------------------------------------
      S&P 500 Index
      Master Portfolio                               Shares            Value
      ----------------------------------------------------------------------
      COMMON STOCKS--(Continued)
      ----------------------------------------------------------------------
      +      Conseco Inc.                              90,418 $      403,264
             Hancock (John) Financial Services Inc.    78,337      3,235,318
             Hartford Financial Services Group Inc.    64,305      4,040,283
             Jefferson-Pilot Corp.                     39,461      1,825,860
             Lincoln National Corp.                    49,690      2,413,443
             Loews Corp.                               50,225      2,781,461
             Marsh & McLennan Companies Inc.           72,035      7,740,161
             MBIA Inc.                                 38,926      2,087,601
             MetLife Inc.                             190,096      6,022,241
             MGIC Investment Corp.                     28,113      1,735,134
             Progressive Corporation                   19,227      2,870,591
             SAFECO Corp.                              33,512      1,043,899
             St. Paul Companies Inc.                   54,399      2,391,924
             Torchmark Corp.                           32,569      1,280,939
             UnumProvident Corp.                       63,487      1,683,040
             XL Capital Ltd. "A"                       34,796      3,178,963
                                                              --------------
                                                                 121,119,066
                                                              --------------
      Iron/Steel--0.07%
             Allegheny Technologies Inc.               21,051        352,604
             Nucor Corp.                               20,402      1,080,490
             USX-U.S. Steel Group Inc.                 23,395        423,683
                                                              --------------
                                                                   1,856,777
                                                              --------------
      Leisure Time--0.38%
             Brunswick Corp.                           23,011        500,719
             Carnival Corp. "A"                       153,741      4,317,047
             Harley-Davidson Inc.                      79,402      4,312,323
      +      Sabre Holdings Corp.                      35,010      1,482,674
                                                              --------------
                                                                  10,612,763
                                                              --------------
      Lodging--0.22%
      +      Harrah's Entertainment Inc.               29,432      1,089,278
             Hilton Hotels Corp.                       96,861      1,057,722
             Marriott International Inc. "A"           63,205      2,569,283
             Starwood Hotels & Resorts
              Worldwide Inc.                           51,866      1,548,200
                                                              --------------
                                                                   6,264,483
                                                              --------------
      Machinery--0.45%
             Caterpillar Inc.                          90,031      4,704,120
             Cummins Engine Company Inc.               10,832        417,465
             Deere & Co.                               61,588      2,688,932
             Dover Corp.                               53,091      1,968,083
             Ingersoll-Rand Co.                        44,061      1,842,190
      +      McDermott International Inc.              16,178        198,504
             Rockwell International Corp.              48,206        860,959
                                                              --------------
                                                                  12,680,253
                                                              --------------
      Manufacturers--6.11%
             Cooper Industries Inc.                    24,568        857,915
             Crane Co.                                 15,650        401,266
             Danaher Corp.                             37,486      2,260,781
             Eastman Kodak Co.                         76,306      2,245,686
             Eaton Corp.                               18,176      1,352,476
             General Electric Co.                   2,603,789    104,359,863
             Honeywell International Inc.             213,286      7,213,333
             Illinois Tool Works Inc.                  79,912      5,411,641

        -------------------------------------------------------------------
                                                    Shares            Value
        -------------------------------------------------------------------
               ITT Industries Inc.                    23,185 $    1,170,843
               Minnesota Mining &
                Manufacturing Co.                    102,837     12,156,362
               Pall Corp.                             32,036        770,786
               Textron Inc.                           37,048      1,536,010
               Tyco International Ltd.               523,283     30,821,369
                                                             --------------
                                                                170,558,331
                                                             --------------
        Media--3.71%
        +      AOL Time Warner Inc.                1,161,034     37,269,191
        +      Clear Channel Communications Inc.     156,751      7,980,193
        +      Comcast Corp. "A"                     247,839      8,922,204
               Dow Jones & Co. Inc.                   22,275      1,219,111
               Gannett Co. Inc.                       69,466      4,670,199
               Knight Ridder Inc.                     22,055      1,432,031
               McGraw-Hill Companies Inc.             50,699      3,091,625
               Meredith Corp.                         12,935        461,133
               New York Times Co. "A"                 39,761      1,719,663
               Tribune Co.                            78,133      2,924,518
        +      Univision Communications Inc.          55,102      2,229,427
        +      Viacom Inc. "B"                       465,118     20,534,960
               Walt Disney Co. (The)                 534,695     11,078,880
                                                             --------------
                                                                103,533,135
                                                             --------------
        Metal Fabricate/Hardware--0.01%
               Worthington Industries Inc.            22,397        318,037
                                                             --------------
        Mining--0.61%
               Alcan Aluminum Ltd.                    84,161      3,023,905
               Alcoa Inc.                            222,758      7,919,047
               Barrick Gold Corp.                    140,585      2,242,331
        +      Freeport-McMoRan Copper & Gold Inc.    37,762        505,633
        +      Inco Ltd.                              47,702        808,072
               Newmont Mining Corp.                   51,417        982,579
               Phelps Dodge Corp.                     20,642        668,801
               Placer Dome Inc.                       86,120        939,569
                                                             --------------
                                                                 17,089,937
                                                             --------------
        Office/Business Equipment--0.16%
               Pitney Bowes Inc.                      63,958      2,405,460
               Xerox Corp.                           188,841      1,967,723
                                                             --------------
                                                                  4,373,183
                                                             --------------
        Oil & Gas Producers--5.80%
               Amerada Hess Corp.                     23,263      1,453,938
               Anadarko Petroleum Corp.               65,245      3,709,178
               Apache Corp.                           35,957      1,793,525
               Burlington Resources Inc.              52,658      1,976,781
               ChevronTexaco Corp.                   279,803     25,073,147
               Conoco Inc.                           164,053      4,642,700
               Devon Energy Corp.                     33,051      1,277,421
               EOG Resources Inc.                     30,289      1,184,603
               Exxon Mobil Corp.                   1,794,159     70,510,449
               Kerr-McGee Corp.                       26,277      1,439,980
               Kinder Morgan Inc.                     29,278      1,630,492
        +      Nabors Industries Inc.                 36,948      1,268,425
        +      Noble Drilling Corp.                   34,687      1,180,745
               Occidental Petroleum Corp.             97,987      2,599,595
               Phillips Petroleum Co.                100,003      6,026,181
        +      Rowan Companies Inc.                   24,586        476,231


  The accompanying notes are an integral part of these financial statements.



 46    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


-------------------------------------------------------------------
S&P 500 Index
Master Portfolio                            Shares            Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
       Royal Dutch Petroleum Co.--NY
        Shares                               557,089 $   27,308,503
       Sunoco Inc.                            20,615        769,764
       Transocean Sedco Forex Inc.            83,609      2,827,656
       Unocal Corp.                           63,995      2,308,300
       USX-Marathon Group Inc.                81,149      2,434,470
                                                     --------------
                                                        161,892,084
                                                     --------------
Oil & Gas Services--0.46%
       Baker Hughes Inc.                      88,095      3,212,825
       Halliburton Co.                       112,614      1,475,243
       Schlumberger Ltd.                     151,002      8,297,560
                                                     --------------
                                                         12,985,628
                                                     --------------
Packaging & Containers--0.10%
       Ball Corp.                              7,187        508,121
       Bemis Co.                              13,848        681,045
+      Pactiv Corp.                           41,783        741,648
+      Sealed Air Corp.                       21,960        896,407
                                                     --------------
                                                          2,827,221
                                                     --------------
Pharmaceuticals--8.74%
       Abbott Laboratories                   407,189     22,700,787
       Allergan Inc.                          34,407      2,582,245
       American Home Products Corp.          346,014     21,231,419
       AmerisourceBergen Corp.                26,985      1,714,897
       Bristol-Myers Squibb Co.              507,481     25,881,531
       Cardinal Health Inc.                  118,261      7,646,756
+      Forest Laboratories Inc. "A"           46,676      3,825,098
+      King Pharmaceuticals Inc.              64,425      2,714,225
       Lilly (Eli) and Company               294,861     23,158,383
+      MedImmune Inc.                         56,140      2,602,089
       Merck & Co. Inc.                      596,619     35,081,197
       Pfizer Inc.                         1,648,904     65,708,824
       Pharmacia Corporation                 338,192     14,423,889
       Schering-Plough Corp.                 384,006     13,751,255
+      Watson Pharmaceuticals Inc.            27,925        876,566
                                                     --------------
                                                        243,899,161
                                                     --------------
Pipelines--0.42%
       Dynegy Inc. "A"                        92,043      2,347,097
       El Paso Corp.                         133,847      5,970,915
       Williams Companies Inc.               135,171      3,449,564
                                                     --------------
                                                         11,767,576
                                                     --------------
Real Estate Investment Trusts--0.19%
       Equity Office Properties Trust        108,673      3,268,884
       Equity Residential Properties Trust    71,026      2,039,156
                                                     --------------
                                                          5,308,040
                                                     --------------
Retail--6.86%
+      AutoZone Inc.                          28,277      2,030,260
+      Bed Bath & Beyond Inc.                 76,072      2,578,841
+      Best Buy Co. Inc.                      55,305      4,119,116
       Big Lots Inc.                          29,856        310,502
       Circuit City Stores Inc.               54,638      1,417,856
       CVS Corp.                             102,496      3,033,882
       Darden Restaurants Inc.                30,569      1,082,143
       Dillards Inc. "A"                      21,955        351,280
       Dollar General Corp.                   86,713      1,292,024

-------------------------------------------------------------------
                                            Shares            Value
-------------------------------------------------------------------
    Family Dollar Stores Inc.                 45,215 $    1,355,546
+   Federated Department Stores Inc.          50,536      2,066,922
    Gap Inc. (The)                           226,203      3,153,270
    Home Depot Inc.                          614,619     31,351,715
+   Kmart Corp.                              130,727        713,769
+   Kohls Corp.                               87,853      6,188,365
    Limited Inc.                             112,414      1,654,734
    Lowe's Companies Inc.                    203,091      9,425,453
    May Department Stores Co.                 78,476      2,902,042
    McDonald's Corp.                         337,150      8,924,361
    Nordstrom Inc.                            35,253        713,168
+   Office Depot Inc.                         80,515      1,492,748
    Penney (J.C.) Company Inc.                69,194      1,861,319
    RadioShack Corp.                          47,012      1,415,061
    Sears, Roebuck and Co.                    84,612      4,030,916
+   Staples Inc.                             121,074      2,264,084
+   Starbucks Corp.                          100,003      1,905,057
    Target Corp.                             236,787      9,720,106
    Tiffany & Co.                             38,313      1,205,710
    TJX Companies Inc.                        71,535      2,851,385
+   Toys R Us Inc.                            52,070      1,079,932
+   Tricon Global Restaurants Inc.            38,254      1,882,097
    Walgreen Co.                             267,550      9,005,733
    Wal-Mart Stores Inc.                   1,169,021     67,277,159
    Wendy's International Inc.                27,428        800,075
                                                     --------------
                                                        191,456,631
                                                     --------------
Semiconductors--4.24%
+   Advanced Micro Devices Inc.               89,131      1,413,618
    Altera Corp.(1)                          101,026      2,143,772
+   Analog Devices Inc.                       94,886      4,211,990
+   Applied Materials Inc.                   214,094      8,585,169
+   Applied Micro Circuits Corp.              78,247        885,756
+   Broadcom Corp. "A"                        68,802      2,811,938
+   Conexant Systems Inc.                     66,834        959,736
    Intel Corp.                            1,760,448     55,366,090
+   KLA-Tencor Corp.                          48,606      2,408,913
    Linear Technology Corp.                   83,032      3,241,569
+   LSI Logic Corp.                           96,221      1,518,367
+   Maxim Integrated Products Inc.            84,706      4,447,912
+   Micron Technology Inc.                   157,181      4,872,611
+   National Semiconductor Corp.              46,139      1,420,620
+   Novellus Systems Inc.                     37,589      1,482,886
+   NVIDIA Corp.                              37,919      2,536,781
+   PMC--Sierra Inc.                          43,298        920,515
+   QLogic Corp.                              24,302      1,081,682
+   Teradyne Inc.                             47,433      1,429,631
    Texas Instruments Inc.                   454,327     12,721,156
+   Vitesse Semiconductor Corp.               49,965        621,065
+   Xilinx Inc.                               87,610      3,421,171
                                                     --------------
                                                        118,502,948
                                                     --------------
Software--5.70%
    Adobe Systems Inc.                        62,212      1,931,683
    Autodesk Inc.                             14,373        535,682
    Automatic Data Processing Inc.           161,724      9,525,544
+   BMC Software Inc.                         64,055      1,048,580
+   Citrix Systems Inc.                       49,235      1,115,665
    Computer Associates International Inc.   151,072      5,210,473
+   Compuware Corp.                           97,535      1,149,938
    First Data Corp.                         100,062      7,849,864


  The accompanying notes are an integral part of these financial statements.


 47    Smith Barney U.S. 5000 Index Fund  | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001


          -----------------------------------------------------------
          S&P 500 Index
          Master Portfolio                    Shares            Value
          -----------------------------------------------------------
          COMMON STOCKS--(Continued)
          -----------------------------------------------------------
          +   Fiserv Inc.                       49,089 $    2,077,446
              IMS Health Inc.                   77,509      1,512,201
          +   Intuit Inc.                       55,621      2,378,354
          +   Mercury Interactive Corp.         21,696        737,230
          +   Microsoft Corp.                1,412,595     93,584,419
          +   Novell Inc.                       94,994        436,022
          +   Oracle Corp.                   1,458,735     20,145,130
          +   Parametric Technology Corp.       68,861        537,804
          +   PeopleSoft Inc.                   79,439      3,193,448
          +   Siebel Systems Inc.              121,270      3,393,135
          +   Yahoo! Inc.                      149,400      2,650,356
                                                       --------------
                                                          159,012,974
                                                       --------------
          Telecommunication Equipment--1.47%
          +   ADC Telecommunications Inc.      207,070        952,522
          +   Andrew Corp.                      21,349        467,330
          +   Avaya Inc.                        75,246        914,239
          +   Ciena Corp.                       85,815      1,228,013
          +   Comverse Technology Inc.          48,651      1,088,323
          +   JDS Uniphase Corp.               348,233      3,040,074
              Lucent Technologies Inc.         895,480      5,632,569
              Motorola Inc.                    583,774      8,768,285
              Nortel Networks Corp.            839,516      6,296,370
          +   QUALCOMM Inc.                    200,495     10,124,998
              Scientific-Atlanta Inc.           40,988        981,253
          +   Tellabs Inc.                     107,532      1,608,679
                                                       --------------
                                                           41,102,655
                                                       --------------
          Telecommunications--2.19%
          +   AT&T Wireless Services Inc.      663,672      9,536,967
          +   Citizen Communications Co.        73,459        783,073
              Corning Inc.                     248,056      2,212,660
          +   Nextel Communications Inc. "A"   209,383      2,294,838
              Qwest Communications
               International Inc.              436,688      6,170,401
          +   Sprint Corp. (PCS Group)         258,531      6,310,742
              Verizon Communications Inc.      711,957     33,789,479
                                                       --------------
                                                           61,098,160
                                                       --------------
          Telephone--3.29%
              Alltel Corp.                      81,416      5,025,810
              AT&T Corp.                       927,968     16,833,339
              BellSouth Corp.                  492,298     18,781,169
              CenturyTel Inc.                   37,009      1,213,895
              SBC Communications Inc.          881,682     34,535,484
              Sprint Corp. (FON Group)         232,672      4,672,054
          +   WorldCom Inc.                    773,580     10,892,006
                                                       --------------
                                                           91,953,757
                                                       --------------
          Textiles--0.08%
              Cintas Corp.                      44,513      2,136,624
                                                       --------------
          Tobacco--0.99%
              Philip Morris Companies Inc.     568,288     26,056,005
              UST Inc.                          43,385      1,518,475
                                                       --------------
                                                           27,574,480
                                                       --------------
          Toys/Games/Hobbies--0.10%
              Hasbro Inc.                       45,310        735,381
              Mattel Inc.                      113,209      1,947,195
                                                       --------------
                                                            2,682,576
                                                       --------------

----------------------------------------------------------------
                                      Shares              Value
----------------------------------------------------------------
Transportation--0.52%
    Burlington Northern Santa Fe
     Corp.                               101,419 $    2,893,484
    CSX Corp.                             55,909      1,959,610
+   FedEx Corp.                           78,193      4,056,653
    Norfolk Southern Corp.               101,118      1,853,493
    Union Pacific Corp.                   65,153      3,713,721
                                                 --------------
                                                     14,476,961
                                                 --------------
Trucking & Leasing--0.01%
    Ryder System Inc.                     15,912        352,451
                                                 --------------
TOTAL COMMON STOCKS
    (Cost: $2,693,024,742)                        2,745,244,114
                                                 --------------
----------------------------------------------------------------
                                    Face Amount           Value
----------------------------------------------------------------
-----------------------------------------------------------------
SHORT-TERM INSTRUMENTS--8.20%
-----------------------------------------------------------------
    Barclays Global Investors Funds
     Institutional Money Market
     Fund, Institutional Shares     $119,556,590    119,556,590
    Dreyfus Money Market Fund         37,525,410     37,525,410
    General Electric Commercial
     Paper 1.92%, 01/07/02             9,500,000      9,500,000
    Goldman Sachs Financial Square
     Prime Obligation Fund            17,724,695     17,724,695
    Providian Temp Cash Money
     Market Fund                      36,786,836     36,786,836
+++ U.S. Treasury Bill 1.69%,++
     03/28/02                          8,050,000      8,017,687
                                                 --------------
TOTAL SHORT-TERM INSTRUMENTS
    (Cost: $229,111,412)                            229,111,218
                                                 --------------
TOTAL INVESTMENTS IN SECURITIES--106.53%
    (Cost: $2,922,136,154)                        2,974,355,332
Other Assets, Less Liabilities--(6.53%)            (182,441,382)
                                                 --------------
NET ASSETS--100.00%                              $2,791,913,950
                                                 ==============

Notes to the Schedule of Investments:
  + Non-income earning securities.
 ++ Yield to maturity.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts (See Note 1).


  The accompanying notes are an integral part of these financial statements.


 48    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)               DECEMBER 31, 2001



---------------------------------------------------
U.S. Equity Index
Master Portfolio                              Value
---------------------------------------------------
MASTER PORTFOLIOS--100.02%
---------------------------------------------------
  Extended Index Master Portfolio      $102,673,491
  S&P 500 Index Master Portfolio        398,450,700
                                       ------------
TOTAL MASTER PORTFOLIOS                 501,124,191
                                       ------------
TOTAL INVESTMENTS--100.02%              501,124,191
Other Assets Less Liabilities--(0.02%)     (82,761)
                                       ------------
NET ASSETS--100.00%                    $501,041,430
                                       ============


  The accompanying notes are an integral part of these financial statements.



 49    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO


 STATEMENTS OF ASSETS AND LIABILITIES             DECEMBER 31, 2001



                                                                                   Extended   S&P 500 Index  U.S. Equity
                                                                                 Index Master    Master      Index Master
                                                                                  Portfolio     Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments at cost                                                           $214,951,249 $2,922,136,154 $         --
-------------------------------------------------------------------------------------------------------------------------
   Investments in underlying Master Portfolios, at value (Note 1)                $         -- $           -- $501,124,191
   Investments in securities, at value (including securities on loan) (Note 1)+   178,556,356  2,974,355,332           --
   Receivables:
       Investment securities sold                                                     468,508        486,298           --
       Dividends and interest                                                         165,244      3,192,054           --
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                   179,190,108  2,978,033,684  501,124,191
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payables:
       Investment securities purchased                                                845,794      1,595,819           --
       Due to broker--variation margin                                                 37,765        410,821           --
       Collateral for securities loaned (Note 4)                                   15,313,596    183,860,919           --
       Advisory fees (Note 2)                                                          23,600        252,175       41,381
       Administration fees (Note 2)                                                    30,835             --       41,380
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                               16,251,590    186,119,734       82,761
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $162,938,518 $2,791,913,950 $501,041,430
-------------------------------------------------------------------------------------------------------------------------

+ Securities on loan with market values of $14,480,611, $176,433,842 and $--, respectively (See Note 4).


  The accompanying notes are an integral part of these financial statements.



 50    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO


 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                               Extended Index   S&P 500 Index   U.S. Equity Index
                                                                              Master Portfolio Master Portfolio Master Portfolio
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                                                                   $  1,787,056    $  36,774,505     $  6,356,761*
   Interest                                                                          104,490        1,437,576          358,642*
   Expenses allocated from underlying Master Portfolios (See Note 1)                      --               --         (306,654)*
   Securities lending income                                                          92,000          235,396               --
---------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                         1,983,546       38,447,477        6,408,749
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 2)
   Advisory fees                                                                     135,568        1,422,538           50,126
   Administration fees                                                                33,892               --           50,126
---------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                    169,460        1,422,538          100,252
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                              1,814,086       37,024,939        6,308,497
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                                       (4,188,727)     (10,767,974)     (11,289,846)*
   Net realized gain (loss) on sale of futures contracts                             237,412       (1,864,700)              --
   Net change in unrealized appreciation (depreciation) of investments           (16,947,715)    (405,136,558)     (60,134,004)*
   Net change in unrealized appreciation (depreciation) of futures contracts         (46,950)         992,624               --
---------------------------------------------------------------------------------------------------------------------------------
Net Loss on Investments                                                          (20,945,980)    (416,776,608)     (71,423,850)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $(19,131,894)   $(379,751,669)    $(65,115,353)
---------------------------------------------------------------------------------------------------------------------------------

+ Net of foreign withholding tax of $50, $163,302 and $23,433, respectively.
* Allocated from underlying Master Portfolios.




  The accompanying notes are an integral part of these financial statements.


 51    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED DECEMBER 31,

                                                                Extended Index
                                                               Master Portfolio
                                                         ---------------------------
                                                             2001          2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                                 $  1,814,086  $   2,199,738
   Net realized gain (loss)                                (3,951,315)    21,750,895
   Net change in unrealized appreciation (depreciation)   (16,994,665)   (64,094,244)
-------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting From Operations   (19,131,894)   (40,143,611)
-------------------------------------------------------------------------------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                                           37,677,854    163,481,883
   Withdrawals                                            (54,858,624)  (126,543,641)
-------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From
     Interestholder Transactions                          (17,180,770)    36,938,242
-------------------------------------------------------------------------------------

Decrease in Net Assets                                    (36,312,664)    (3,205,369)

NET ASSETS:
   Beginning of year                                      199,251,182    202,456,551
-------------------------------------------------------------------------------------
   End of year                                           $162,938,518  $ 199,251,182
-------------------------------------------------------------------------------------



  The accompanying notes are an integral part of these financial statements.


 52    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)                                            FOR THE YEARS ENDED DECEMBER 31,


                                                          S&P 500 Index Master Portfolio  U.S. Equity Index Master Portfolio
                                                         -------------------------------  ---------------------------------
                                                              2001            2000             2001               2000
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                                 $   37,024,939  $    47,775,321  $  6,308,497      $   7,424,730
   Net realized gain (loss)                                 (12,632,674)     854,753,964   (11,289,846)        59,576,383
   Net change in unrealized appreciation (depreciation)    (404,143,934)  (1,244,831,494)  (60,134,004)      (134,383,317)
----------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
     From Operations                                       (379,751,669)    (342,302,209)  (65,115,353)       (67,382,204)
----------------------------------------------------------------------------------------------------------------------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                                            931,988,808    1,599,306,476    72,159,296        187,750,902
   Withdrawals                                             (988,412,872)  (2,856,439,610)  (79,455,509)      (230,131,341)
----------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
     From Interestholder Transactions                       (56,424,064)  (1,257,133,134)   (7,296,213)       (42,380,439)
----------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                     (436,175,733)  (1,599,435,343)  (72,411,566)      (109,762,643)
NET ASSETS:
   Beginning of year                                      3,228,089,683    4,827,525,026   573,452,996        683,215,639
----------------------------------------------------------------------------------------------------------------------------
   End of year                                           $2,791,913,950  $ 3,228,089,683  $501,041,430      $ 573,452,996
----------------------------------------------------------------------------------------------------------------------------



  The accompanying notes are an integral part of these financial statements.


 53    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO


 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Security Valuation

The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these Master Portfolios (63.01% and 14.27%, respectively, as of December 31, 2001).

  Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

The U.S. Equity Index Master Portfolio records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The expenses allocated from Master Portfolios on the Statement of Operations include Advisory and Administration fees of $286,698 and $19,956, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.


 54    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO

  Federal Income Taxes

MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

  Futures Contracts

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of December 31, 2001, the open futures contracts outstanding were as follows:

                                                                                     Net
                                Number of   Futures    Expiration    Notional     Unrealized
Master Portfolio                Contracts    Index        Date    Contract Value Appreciation
---------------------------------------------------------------------------------------------
Extended Index Master Portfolio     15    Russell 2000  3/14/02    $ 3,669,750     $ 41,250
S&P 500 Index Master Portfolio     110         S&P 500  3/15/02     31,603,000      269,524
---------------------------------------------------------------------------------------------

The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $600,000 and $8,050,000, respectively.

  Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized


 55    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO
by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios held repurchase agreements at December 31, 2001.

2. Agreements And Other Transactions With Affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (''BGFA'') provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to 0.08%, 0.05%, and 0.01% of the average daily net assets of the Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

Investors Bank & Trust Company (''IBT'') serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services for the Master Portfolios, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (''BGI'') for its services as sub-administrator of each Master Portfolio.

Stephens Inc. (''Stephens'') is the sponsor and placement agent for the Master Portfolios.

MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to a corresponding feeder fund that invests substantially all of its assets in the S&P 500 Index Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the S&P 500 Index Master Portfolio. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2001, BGIS received brokerage commissions from the Extended Index Master Portfolio in the amount of $444, related to the purchases and sales of portfolio investments.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolios may invest in the Institutional Shares of the Barclays Global Investors Funds Institutional Money Market Fund ("IMMF"). The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors and other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.


  56   Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO

3. Investment Portfolio Transactions

Investment transactions (exclusive of short-term investments) for the year ended December 31, 2001, were as follows:

Master Portfolio                                                 Purchases      Sales
-----------------------------------------------------------------------------------------
Extended Index Master Portfolio                                 $ 27,931,976 $ 41,502,801
S&P 500 Index Master Portfolio                                   258,686,587  262,909,712
-----------------------------------------------------------------------------------------

At December 31, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                           Net Unrealized
                                     Tax        Unrealized   Unrealized     Appreciation
Master Portfolio                     Cost      Appreciation Depreciation   (Depreciation)
-----------------------------------------------------------------------------------------
Extended Index Master Portfolio $  216,000,241 $ 31,830,566 $ (69,274,451)  $(37,443,885)
S&P 500 Index Master Portfolio   2,954,192,299  440,733,773  (420,570,740)    20,163,033
-----------------------------------------------------------------------------------------

4. Portfolio Securities Loaned

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of December 31, 2001, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at December 31, 2001 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.


 57    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO

5. Financial Highlights

Financial highlights for each of the Master Portfolios were as follows:

                                                  Year Ended   Year Ended  Period Ended   Year Ended   Year Ended   Year Ended
                                                 December 31, December 31, December 31,  February 28, February 28, February 28,
                                                     2001         2000         1999          1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Extended Index Master Portfolio
  Ratio of expenses to average net assets+            0.10%        0.10%       0.10%*         N/A          N/A          N/A
  Ratio of net investment income to average net
   assets+                                            1.08%        0.93%       1.26%*         N/A          N/A          N/A
  Portfolio turnover rate                              17 %         38 %         17%*         N/A          N/A          N/A
  Total return                                       (9.44)%     (14.53)%     36.30%*++       N/A          N/A          N/A
S&P 500 Index Master Portfolio
  Ratio of expenses to average net assets+            0.05%        0.05%       0.05%**       0.05%        0.05%        0.05%
  Ratio of net investment income to average net
   assets+                                            1.31%        1.22%       1.44%**       1.61%        1.89%        2.31%
  Portfolio turnover rate                               9 %         10 %          7%**         11%          6 %          4 %
  Total return                                      (11.96)%      (9.19)%     19.82%**++    19.65%       34.77%       25.97%
U.S. Equity Index Master Portfolio
  Ratio of expenses to average net assets+#           0.09%        0.08%       0.08%*         N/A          N/A          N/A
  Ratio of net investment income to average net
   assets+#                                           1.37%        1.13%       1.39%*         N/A          N/A          N/A
  Portfolio turnover rate++                            11 %         17 %         9 %*         N/A          N/A          N/A
  Total return                                      (11.51)%     (10.54)%     21.40%*++       N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

** For the ten months ended December 31, 1999. The S&P 500 Index Master
   Portfolio changed its fiscal year end from February 28 to December 31.
* Period from March 1, 1999 (commencement of operations) to December 31, 1999. + Annualized for periods of less than one year.
++ Not annualized.
# Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
++ Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests
   (see Note 1).


 58    Smith Barney U.S. 5000 Index Fund | 2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO

 INDEPENDENT ACCOUNTANTS' REPORT

To the Interestholders and Board of Trustees
Master Investment Portfolio:

In our opinion the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Extended Index Master Portfolio, S&P 500 Index Master Portfolio and U.S. Equity Index Master Portfolio, three portfolios of Master Investment Portfolio (the "Portfolios"), at December 31, 2001 and the results of each of their operations, the changes in each of their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

The financial statements of the Portfolios as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002


59   Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO

 CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

As a result of the resignation of KPMG LLP as the Master Portfolios' independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolios voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolios' year ended December 31, 2001. During the four previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolios and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


60   Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

 MASTER INVESTMENT PORTFOLIO


 TRUSTEES INFORMATION (UNAUDITED)


The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

                       Officers and Interested Trustees


                            Position(s), Length
Name, Address and Age         of Time Served          Principal Occupations During Past 5 Years, Directorships Held
------------------------------------------------------------------------------------------------------------------------
Richard H. Blank, Jr., 45   Chief Operating      Vice President of Stephens Inc.; Director of Stephens Sports
                            Officer, Secretary   Management Inc.; and Director of Capo Inc.
                            and Treasurer, since
                            October 20, 1993
*R. Greg Feltus, 50         Trustee, Chairman    Executive Vice President of Stephens Inc.; President of Stephens
                            and President, since Insurance Services Inc.; Senior Vice President of Stephens Sports
                            October 20, 1993     Management Inc.; and President of Investors Brokerage Insurance Inc.
**Lee T. Kranefuss, 40      Trustee, since       Chief Executive Officer of the Individual Investor Business of Barclays
  Barclays Global Investors November 16, 2001    Global Investors, N.A.; The Boston Consulting Group (until 1997)
  45 Fremont Street
  San Francisco, CA 94105

                            Disinterested Trustees


                        Position(s), Length
Name, Address and Age     of Time Served         Principal Occupations During Past 5 Years, Directorships Held
--------------------------------------------------------------------------------------------------------------------
Mary G.F. Bitterman, 57 Trustee, since      President and Chief Executive Officer of the James Irvine Foundation;
                        November 16, 2001   President and Chief Executive Officer of KQED, Inc.; Director of
                                            Pacific Century Financial Corporation/Bank of Hawaii.
Jack S. Euphrat, 79     Trustee, since      Private Investor.
                        October 20, 1993
W. Rodney Hughes, 75    Trustee, since      Private Investor.
                        October 20, 1993
Richard K. Lyons, 41    Trustee, since      Professor, University of California, Berkeley: Haas School of Business;
                        November 16, 2001   Member, Council of Foreign Relations; Director of Matthews
                                            International Funds; Trustee of iShares Trust, Director of iShares, Inc.
Leo Soong, 55           Trustee, since      Managing Director of C.G. Roxane LLC; Managing Director of Crystal
                        February 9, 2000    Geyser Roxane Water Co.; Co-Founder and President of Crystal Geyser
                                            Water Co.

* R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.
** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investment advisor for MIP.


61   Smith Barney U.S. 5000 Index Fund   |  2001 Annual Report to Shareholders

                                 SMITH BARNEY
                             U.S. 5000 INDEX FUND



          TRUSTEES                    ADMINISTRATOR
          Herbert Barg                Smith Barney Fund Management LLC
          Alfred J. Bianchetti
          Martin Brody                DISTRIBUTOR
          Dwight B. Crane             Salomon Smith Barney Inc.
          Burt N. Dorsett
          Elliot S. Jaffe             CUSTODIAN
          Stephen E. Kaufman          Investors Bank and Trust Company
          Joseph J. McCann
          Heath B. McLendon, Chairman TRANSFER AGENT
          Cornelius C. Rose, Jr.      Travelers Bank & Trust, fsb.
                                      125 Broad Street, 11th Floor
          OFFICERS                    New York, New York 10004
          Heath B. McLendon
          President and               SUB-TRANSFER AGENT
          Chief Executive Officer     Boston Financial Data Services
                                      P.O. Box 9083
          Lewis E. Daidone            Boston, MA 02205-9083
          Senior Vice President
          and Treasurer

          Irving P. David
          Controller

          Christina T. Sydor
          Secretary

   Smith Barney U.S. 5000 Index Fund





 This report is submitted for the general information of shareholders of Smith Barney U.S. 5000 Index Fund but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales materials after March 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY U.S. 5000 INDEX FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds



             SalomonSmithBarney
-------------------------------
A member of the citigroup[LOGO]

 Salomon Smith Barney is a service mark of Salomon
 Smith Barney Inc.
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